UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08879

SUN CAPITAL ADVISERS TRUST

(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts	02481
(Address of principal executive offices)	(Zip code)

James M.A. Anderson

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-432-1102 x3330

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended:

SUN CAPITAL ADVISERS TRUST®

Semi - Annual Report June 30, 2007

Sun Capital® All Cap Fund

Sun Capital Investment Grade Bond Fund®

Sun Capital Money Market Fund®

Sun Capital Real Estate Fund®

SCSM Davis Venture Value Fund

SCSM Oppenheimer Main Street Small Cap Fund

SCSM FI Large Cap Growth Fund

SCSM Blue Chip Mid Cap Fund

Sun Capital Advisers Trust is a mutual fund registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Its investment adviser is Sun Capital Advisers LLC®, a member of the Sun Life Financial group of companies.

MANAGEMENT’S DISCUSSION & ANALYSIS

ALL CAP FUND

The Fund continued to be weighted towards economically sensitive stocks, a strategy we have kept in place since 2003. We have maintained a bias towards large capitalization stocks, ending the second quarter with a roughly 79% weighting in large caps, 4% in mid caps, and 17% in small caps.

The US equity markets turned in a strong performance for the first half of 2007 with the S&P 500 Index rising 6.96% and the NASDAQ increasing 8.17%. Interest rates rose during the period, with the yield on the 10-year US Treasury bond rising 33 basis points to yield 5.03% at the end of Q2 from 4.70% at the end of 2006. For the first 6 months of 2007 the Fed decided to hold rates flat at 5.25% following its meetings in January, March, May and June. Since the 25 basis point increase to 5.25% in June of 2006, the Fed has kept rates unchanged for 8 consecutive meetings. During the first half of 2007 the price of oil rose 15.8% to $70.68 at the end of June from $61.05 per barrel at the end of 2006. GDP growth slowed to an annualized rate of 0.7% in the first quarter of 2007, down from the 2.5% rate reported in the fourth quarter of 2006.

S&P 500 earnings are expected to increase 6.8% in Q2, at a lower rate that the 10.1% reported in Q1, and be up 6% in 2007 versus 16% in 2006. During the period, we continued to manage the portfolio to take advantage of opportunities in various sectors. At June 30, 2007 the Fund had an overweight in Technology and Health Care, and an underweight in Consumer Discretion, Consumer Staples, Energy, Financials, Industrials, Materials, and Utilities.

The outlook for equities in 2007 continues to be positive. At the end of Q2 the S&P 500 Index stood at 1503.35 having an earnings yield of 6.19% (on 2007 estimates), in contrast to the 10 year US treasury bond yield of 5.03%. With an earnings yield at a 116 basis points spread over the 10-year treasury, along with the prospect of higher earnings in 2007, we believe stocks remain a better value than fixed income.

ALL CAP FUND

TOP TEN EQUITY HOLDINGS At June 30, 2007	INDUSTRY WEIGHTINGS At June 30, 2007

% of Net Assets
General Electric Co	4.0%
MRV Communication, Inc	3.1
Acme Packet, Inc	2.9
Exxon Mobil Corp	2.9
Clinical Data, Inc	2.8
Merge Technologies, Inc	2.8
Verizon Communications, Inc	2.4
Rackable System, Inc	2.3
Massey Energy Corp	2.0
SPDR Trust	2.0

% of Net Assets
Communications Equipment	9.2%
Oil, Gas & Consumable Fuels	7.5
Pharmaceuticals	6.0
Computer & Peripherals	5.9
Diversified Financial Services	5.6
Industrial Conglomerates	5.0
Health Care Equipment & Supplies	4.0
Media	4.0
Aerospace & Defense	3.8
Diversified Telecommunication Services	3.5
Commercial Banks	2.8
Health Care Technology	2.8
Insurance	2.8
Beverages	2.6
Capital Markets	2.4
Health Care Providers & Services	2.3
Household Products	2.1
Semiconductors & Semiconductor Equipment	2.0
Exchange Traded Fund	2.0
Electric Utilities	1.8
Software	1.8
Biotechnology	1.7
Food & Staples Retailing	1.7
Thrift & Mortgage Finance	1.7
Hotels Restaurants & Leisure	1.3
Consumer Finance	1.2
Internet Software & Services	1.0
Specialty Retail	1.0
Chemicals	0.9
Tobacco	0.9
Electrical Equipment	0.8
Multi-Utilities	0.8
Multiline Retail	0.8
Paper & Forest Products	0.8
Air Freight & Logistics	0.7
Leisure Equipment & Products	0.7
REITS	0.7
Food Product	0.3
Other assets less liabilities	3.1

100.0%

ALL CAP FUND

Comparison of Change in Value of a $10,000 Investment in the All Cap Fund – Initial Class and the S&P 500 Index

Comparison of Change in Value of a $10,000 Investment in the All Cap Fund – Service Class and the S&P 500 Index

ALL CAP FUND

Total Returns for Periods Ended June 30, 2007**

Initial Class Shares	Six Months	One Year	Three Years	Five Years	Life of Fund***
All Cap Fund	2.75%	17.97%	9.56%	15.30%	10.86%
S&P 500 Index*	6.96%	20.59%	11.69%	10.70%	8.62%
Service Class Shares
All Cap Fund	2.61%	17.73%	9.30%	N/A	9.85%
S&P 500 Index*	6.96%	20.59%	11.69%	N/A	10.69%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and has no fees or costs. The Standard & Poor’s 500 Index is a market-value weighted index of 500 blue chip stocks and is considered to be a benchmark of the overall stock market.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance does not indicate future results. Performance numbers are net of all operating expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. In addition, the investment adviser reduced its management fee and certain other expenses during this period. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the All Cap Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost. Returns greater than one year are annualized.

***Initial Class Shares for the period from May 1, 2002 (commencement of operations) to June 30, 2007. Service Class Shares for the period from February 1, 2004 (commencement of operations) to June 30, 2007.

MANAGEMENT’S DISCUSSION & ANALYSIS

INVESTMENT GRADE BOND FUND

The performance of the Investment Grade Bond Fund for the six month period ended June 30, 2007, was negatively affected due to our overweight to the credit sector, specifically BBB rated corporate securities, as those with higher credit ratings outperformed. Market participants grew increasingly concerned with the credit sector during the first six months of 2007 as shareholder friendly activities, a large new issue calendar across the credit ratings spectrum and the potential fall-out from sub-prime mortgages all pressured the market. In addition, a general feeling of risk being mispriced continues to permeate the credit markets. Positively affecting performance was the Fund’s duration position which was short that of the Lehman Brothers Aggregate Bond Index.

During the first six months of 2007, the Federal Reserve remained in a “data dependent” mode while keeping the Federal Funds rate at 5.25%. The Fed has kept the overnight lending rate stagnant for the last eight consecutive FOMC meetings. Through the first half of 2007 the financial markets came to three important realizations which drove up volatility and increased risk awareness. First, the US Federal Reserve, under Ben Bernanke, would not be reducing interest rates for the remainder of the year. Despite anemic 1st quarter GDP of less than 1% (0.7%), it is expected that the US economy will pick-up during the second half of 2007, with a weaker US Dollar contributing to US growth. In response, the 10-year US Treasury yield, at June 30, 2007 had pierced the 5% hurdle, to 5.02%, up from 4.70% at year-end. Second, the difficulties being encountered by the US housing market may not be a short term problem. While housing starts and sales numbers continue to underwhelm, sub-prime mortgage issues, which fueled the latter portion of the housing boom, were felt by even the most knowledgeable broker/dealer and investment bank, Bear Stearns. Third, the “best of times” in the leveraged buyout (LBO) arena may have come to an end in June 2007 as buyers of leveraged loans and high yield securities began to demand improved underwriting and pricing. For the six month ended June 30, 2007, more than $600 billion in LBOs have been announced while for all of 2006, $660 billion were reported.

Despite a significant increase in US Treasury yields over the first 6-months of 2007, all sectors of the Lehman Aggregate Index generated positive absolute returns. Returns ranged from a 0.43% return produced by the CMBS sector to a 1.55% return from the ABS sector.

The Federal Reserve has performed quite well with Ben Bernanke at the helm as the US economy has provided uncertain signals for the better half of one year. Currently, economic data away from the housing market remains quite healthy and aligns with the Fed’s second half of 2007 economic forecast of a “moderately expanding economy”. Higher energy costs, an uncertain housing market and related sub-prime mortgage issues are concerns that could spillover to consumer related sectors of the economy and bear close watching. The Fed remains “data dependent” and watchful of higher inflation levels. Our expectation is for the Fed to remain on hold for the remainder of 2007.

With the recent “sell-off” in the “spread sectors” valuations for many securities are at their 52-week wide and may provide value. The credit sector is continuing to benefit from very strong supply/demand technicals, including heavy foreign buying as well as acceptable fundamentals. While shareholder enhancing activities continue to remain a concern, covenants are making a return to corporate securities and coupled with wider valuations, relative value decision making and fundamental analysis will reign. Many MBS and CMBS securities have been unfairly punished due to the sub-prime MBS fiasco and retain attractive risk adjusted valuations and will continue to be a focus. Portfolio duration, given our interest rate outlook, will remain close to matched when compared to the benchmark duration.

INVESTMENT GRADE BOND FUND

TOP TEN BOND ISSUERS At June 30, 2007	PORTFOLIO COMPOSITION At June 30, 2007

% of Net Assets
Federal National Mortgage Association	28.1%
U.S. Treasury Notes	9.3
Federal Home Loan Mortgage	7.0
General National Mortgage Association	1.7
Sanmina-sci Corp	1.6
TXU Energy Co LLC	1.6
GMAC Commercial Mortgage Security	1.5
Enterprise Products Operation	1.5
Allegheny Energy Supply Co	1.3
Peco Energy Transition Trust	1.2

% of Net Assets
U.S. Government Agency Obligations	44.9%
Corporate Debt Obligations	42.3
Commercial Mortgage Backed Securities	7.4
Short Term Investments	4.1
Asset Backed Securities	1.2
Other assets less liabilities	0.1

100.0%

Comparison of Change in Value of a $10,000 Investment in the Investment Grade Bond Fund – Initial Class and the Lehman Brothers Aggregate Bond Index

Comparison of Change in Value of a $10,000 Investment in the Investment Grade Bond Fund – Service Class and the Lehman Brothers Aggregate Bond Index

INVESTMENT GRADE BOND FUND

Total Returns for Periods Ended June 30, 2007**

Initial Class Shares	Six Months	One Year	Three Years	Five Years	Life of Fund***
Investment Grade Bond Fund	0.74%	6.74%	4.63%	5.63%	5.31%
Lehman Brothers Aggregate Bond Index*	0.98%	6.12%	3.98%	4.48%	5.27%
Service Class Shares
Investment Grade Bond Fund	0.63%	6.47%	4.36%	N/A	3.66%
Lehman Brothers Aggregate Bond Index*	0.98%	6.12%	3.98%	N/A	3.29%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and has no fees or costs. The Lehman Brothers Aggregate Bond Index is composed of securities from the Lehman Brothers Government/Credit Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance does not indicate future results. Performance numbers are net of all operating expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. In addition, the investment adviser reduced its management fee during this period. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the Investment Grade Bond Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost. Returns greater than one year are annualized.

***Initial Class Shares for the period from December 7, 1998 (commencement of operations) to June 30, 2007. Service Class Shares for the period from February 1, 2004 (commencement of operations) to June 30, 2007.

MANAGEMENT’S DISCUSSION & ANALYSIS

MONEY MARKET FUND

At June 30, 2007, the Fund had net assets of $133.9 million compared to $121.4 million at year-end. The Fund had a seven-day yield of 4.83% and an average maturity of 36 days, slightly below the average taxable money market fund as reported in the Money Fund Report, published by iMoneyNet Inc. The portfolio was primarily invested in highly rated commercial paper.

During the first half of 2007 money market interest rates, as measured by the three-month Treasury bill, traded in a range between 4.53% and 5.18%. The yield on three-month Treasury bills began the year at 5.01% and reached the high of 5.18% in late February. The yields then trended lower during the second quarter reaching the low on June 18th of 4.53% but ended the second quarter at 4.80%. While market technicals created a range between 18-84 basis points, the 90-day commercial paper yields traded more typically in a range of 35-50 basis points over Treasury bills during the six months. On June 28th the Federal Reserve’s monetary-policy committee (FOMC) unanimously voted for the eighth consecutive time to continue its year-long pause by leaving the Federal Funds rate at 5.25%. The FOMC continues to monitor the risks between growth and inflation. At the conclusion of its June meeting the FOMC gave no clear indication as to the direction rates may take. The committee will continue to be data driven.

With the Fed most likely on hold for the remaining six months of 2007, our strategy remains to invest in a high-quality, liquid portfolio with an average maturity below that of the average money market mutual fund.

TOP TEN ISSUERS At June 30, 2007	PORTFOLIO COMPOSITION At June 30, 2007

% of Net Assets
Toyota Credit Puerto Corp	4.0%
Thunder Bay Fdg Inc yrs 1+2	4.0
Rabobank USA Finl Corp	4.0
International Business Machine	4.0
UBS Finance, Inc.	3.9
Harley Davidson	3.9
Societe Generale North America	3.9
Province of British Columbia	3.9
HSBC Finance Corp	3.9
American Express Credit Corp.	3.9

% of Net Assets
Commercial Paper	96.5%
Mutual Funds	3.5

100.0%

MONEY MARKET FUND

Comparison of Change in Value of a $10,000 Investment in the Money Market Fund –Initial Class and the Merrill Lynch 3-Month U.S. Treasury Bill Index

Comparison of Change in Value of a $10,000 Investment in the Money Market Fund –Service Class and the Merrill Lynch 3-Month U.S. Treasury Bill Index

MONEY MARKET FUND

Total Returns for Periods Ended June 30, 2007**

Initial Class Shares	Six Months	One Year	Three Years	Five Years	Life of Fund***
Money Market Fund	2.43%	4.93%	3.44%	2.31%	3.09%
Merrill Lynch 3-month U.S. Treasury Bill Index*	2.55%	5.19%	3.77%	2.76%	3.55%
Service Class Shares
Money Market Fund	2.31%	4.67%	N/A	N/A	3.94%
Merrill Lynch 3-month U.S. Treasury Bill Index*	2.55%	5.19%	N/A	N/A	4.45%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and has no fees or costs. The Merrill Lynch three-month U.S. Treasury Bill Index is a one-security index which at the beginning of every month selects for inclusion the U.S. Treasury Bill maturing closest to, but not beyond 91 days from that date. That issue is then held for one month, sold and rolled into the new U.S. Treasury Bill.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance does not indicate future results. Performance numbers are net of all operating expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. In addition, the investment adviser reduced its management fee during this period. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the Money Market Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost. Returns greater than one year are annualized.

***Initial Class Shares for the period from December 7, 1998 (commencement of operations) to June 30, 2007. Service Class Shares for the period from April 25, 2005 (commencement of operations) to June 30, 2007.

MANAGEMENT’S DISCUSSION & ANALYSIS

REAL ESTATE FUND

The best performing stocks in the portfolio for the six months ended June 30, 2007 were Archstone Smith, Pennsylvania REIT, General Growth, GMH Communities Trust, and Alexandria Real Estate. The worst performing stocks for the last six months were Kimco Realty, Health Care Property, Public Storage, Eastgroup, and Developers Diversified.

In the first six months of 2007, the MSCI US REIT Index total return of -6.45% underperformed the Dow, the S&P 500, and the NASDAQ, which were up 8.75%, up 6.96%, and up 8.17%, respectively.

The MSCI U.S. REIT Index continued its wild ride in the second quarter, driven, in general, by interest rates and LBO activity. Although fundamentals within most sectors remain good, a deceleration in earnings growth seems to have crept into valuations. In comparison to the lofty expectations for unabated growth that were prevalent in valuations at the beginning of 2007, current valuations seem much more reasonable. The real test going forward, in our opinion, will be whether expectations have been lowered enough, and not whether they have been lowered too much. The Fund is positioned in companies that we believe have the best ability to meet current expectations, regardless of (though mindful of), valuation.

The average dividend yield for the MSCI U.S. REIT Index was 4.2% at the end of the 1st quarter 2007. The Fund finished the quarter with an average dividend yield of 4.2%. The average equity market capitalization for the Fund was $7.6 billion, compared to $3.1 billion for the MSCI U.S. REIT Index.

TOP TEN REIT HOLDINGS At June 30, 2007	SECTOR WEIGHTINGS At June 30, 2007

% of Net Assets
Pennsylvania Real Estate Investment	5.7%
Simon Property Group, Inc	5.1
Ventas, Inc	5.1
SL Green Reality Corp	5.0
Archstone-Smith Trust	4.8
Macerich Co	4.7
Lexington Corporate Properties Trust	4.5
Alexandria Real Estate Equities, Inc	4.0
Highwoods Properties, Inc	3.9
Vornado Realty Trust	3.6

% of Net Assets
Regional Malls	18.9%
Apartments	17.7
Office	12.8
Health Care Equipment & Services	10.2
Shopping Centers	9.6
Diversified	8.1
Mortgage	6.2
Warehouse & Industrial	6.1
Hotel & Restaurants	5.6
Storage	2.6
Short Term Investments	2.1
Other assets less liabilities	0.1

100.0%

REAL ESTATE FUND

Comparison of Change in Value of a $10,000 Investment in the Real Estate Fund – Initial Class and the MSCI U. S. REIT Index

Comparison of Change in Value of a $10,000 Investment in the Real Estate Fund –Service Class and the MSCI U. S. REIT Index

REAL ESTATE FUND

Total Returns for Periods Ended June 30, 2007**

Initial Class Shares	Six Months	One Year	Three Years	Five Years	Life of Fund***
Real Estate Fund	(5.00)%	14.53%	22.23%	19.37%	17.04%
MSCI US REIT Index*	(6.45)%	12.05%	21.24%	18.53%	15.98%
Service Class Shares
Real Estate Fund	(5.11)%	14.23%	21.92%	N/A	19.53%
MSCI US REIT Index*	(6.45)%	12.05%	21.24%	N/A	18.69%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and has no fees. The MSCI U.S. REIT Index is a total-return index composed of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance does not indicate future results. Performance numbers are net of all operating expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. In addition, the investment adviser reduced its management fee during this period. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the Real Estate Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost. Returns greater than one year are annualized.

***Initial Class Shares for the period from December 7, 1998 (commencement of operations) to June 30, 2007. Service Class Shares for the period from February 1, 2004 (commencement of operations) to June 30, 2007.

MANAGEMENT’S DISCUSSION & ANALYSIS

DAVIS VENTURE VALUE FUND (subadvised by Davis Advisors)

The sectors within the S&P 500 Index which turned in the strongest performance were energy companies, material companies, and telecommunication service companies. The sectors which turned in the weakest performance were banking companies, diversified financial companies, and consumer discretionary companies.

Energy companies were also the most important contributors to the Fund’s performance over the six month period ended June 30, 2007. The Fund’s energy companies out-performed the corresponding sector within the S&P 500 Index and the Fund also benefited from a higher relative weighting in this sector. ConocoPhillips, Occidental Petroleum, and Devon Energy were among the top contributors to performance.

The Fund made a significant investment in consumer staple companies, and they were the second most important contributors to performance. The Fund’s consumer staple companies out-performed the corresponding sector within the S&P 500 Index and the Fund also benefited from a higher relative weighting in this sector. Altria and Costco were among the top contributors to performance. Procter & Gamble was among the top detractors from performance.

The banking sector was among the worst performing sectors of the S&P 500 Index. The Fund’s banking companies out-performed the corresponding sector within the S&P 500 Index, but the Fund’s performance was harmed by a higher relative weighting in this poorly performing sector. Wachovia was among the top detractors from performance.

The Fund’s two largest sector holdings were in diversified financial and insurance companies. The Fund’s holdings in both of these sectors out-performed the corresponding sector within the S&P 500 Index. However, the Fund’s holdings in each of these sectors under-performed the S&P 500 Index itself, thereby detracting from relative performance. Loews, an insurance company, was among the top contributors to performance. Two diversified financial companies, Citigroup and Moody’s, and one insurance company, American International Group, were among the top detractors from performance.

Individual companies contributing to performance included Tyco International (an industrial company), Amazon.com (a consumer discretionary company), and Martin Marietta (a materials company). Individual companies detracting from performance included Harley Davidson (a consumer discretionary company), Sealed Air (a materials company), and Iron Mountain (an information technology company).

The Portfolio managers have identified a number of investment opportunities in foreign companies. At June 30, 2007 the Fund had approximately 11% of its assets invested in foreign companies. As a group, the foreign companies owned by the Fund out-performed the S&P 500 Index over the six month period.

DAVIS VENTURE VALUE FUND

TOP TEN EQUITY HOLDINGS At June 30, 2007	INDUSTRY WEIGHTINGS At June 30, 2007

% of Net Assets
American Express Co	4.5%
ConocoPhillips	4.5
Tyco International, Ltd	4.2
American International Group, Inc	4.1
Costco Wholesale Corp	3.8
JPMorgan Chase & Co	3.8
Altria Group, Inc	3.3
Comcast Corp	3.0
Berkshire Hathaway, Inc	2.9
Loews Corp	2.3

% of Net Assets
Insurance	15.0%
Oil, Gas & Consumable Fuels	11.8
Commercial Banks	7.1
Diversified Financial Services	6.7
Media	6.5
Food & Staples Retailing	6.4
Consumer Finance	4.5
Industrial Conglomerates	4.3
Short Term Investments	3.8
Capital Markets	3.4
Tobacco	3.3
Health Care Providers & Services	2.2
Software	2.0
Beverages	1.9
Containers & Packaging	1.9
Construction Materials	1.9
Computers & Peripherals	1.7
Wireless Telecommunication Services	1.6
Automobiles	1.5
Specialty Retail	1.4
Internet & Catalog Retail	1.4
Commercial Services & Supplies	1.3
Diversified Consumer Services	1.1
IT Services	1.1
Energy Equipment & Services	1.0
Transportation	0.9
Household Products	0.9
Air Freight & Logistics	0.6
Electronic Equipment & Instruments	0.5
Metals & Mining	0.5
Food Products	0.5
Personal Products	0.4
Marine	0.4
Communications Equipment	0.3
Household Durables	0.2
Multiline Retail	0.2
Internet Software & Services	0.2
Real Estate Management & Development	0.1
Road & Rail	0.1
Liabilities in excess of other assets	(0.6)

100.0%

DAVIS VENTURE VALUE FUND

Comparison of Change in Value of a $10,000 Investment in the Davis Venture Value Fund – Initial Class and the S&P 500 Index

Comparison of Change in Value of a $10,000 Investment in the Davis Venture Value Fund – Service Class and the S&P 500 Index

DAVIS VENTURE VALUE FUND

Total Returns for Periods Ended June 30, 2007**

Initial Class Shares	Six Months	One Year	Three Years	Five Years	Life of Fund***
Davis Venture Value Fund	6.83%	19.01%	13.00%	13.04%	5.56%
S&P 500 Index*	6.96%	20.59%	11.69%	10.70%	1.62%
Service Class Shares
Davis Venture Value Fund	6.77%	18.75%	N/A	N/A	14.47%
S&P 500 Index*	6.96%	20.59%	N/A	N/A	14.64%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and has no fees or costs. The Standard & Poor’s 500 Index is a market-value weighted index of 500 blue chip stocks and is considered to be a benchmark of the overall stock market.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance does not indicate future results. Performance numbers are net of all operating expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. In addition, the investment adviser reduced its management fee and certain other expenses during this period. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the Davis Venture Value Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost. Returns greater than one year are annualized.

***Initial Class Shares for the period from July 17, 2000 (commencement of operations) to June 30, 2007. Service Class Shares for the period from May 1, 2006 (commencement of operations) to June 30, 2007.

MANAGEMENT’S DISCUSSION & ANALYSIS

OPPENHEIMER MAIN STREET SMALL CAP FUND (subadvised by OppenheimerFunds, Inc.)

For the six month period ended June 30, 2007, the Fund outperformed the Russell 2000 Index. We attribute the Fund’s positive performance primarily to our emphasis on stocks toward the larger end of the small-cap range. The Fund also achieved strong returns from our security selection strategy, particularly in the financials, materials and industrials sectors.

Between 2000 and 2006, small-cap stocks generally led the U.S. equity markets, with particularly impressive performance compared to the market’s largest “mega-cap” stocks. However, by the first half of 2007, larger stocks began to produce better results, marking the end of a long cycle of small-cap dominance. The factors underlying the shift in market leadership are tied to changes in investor sentiment. When economic growth slows, inflation accelerates and investment capital becomes increasingly scarce, high growth rates become more difficult to achieve. As a result, investors become more risk-averse and shift their attention to larger, well-established companies. Some, but not all, of these factors were present during the reporting period, helping to drive better performance among larger stocks. We hasten to add, however, that the probable end of general small-cap dominance does not imply a lack of opportunity in smaller companies. Rather, in our view, it means that disciplined methods of finding such opportunities are likely to become more important to investors seeking to participate in the growth potential of small-cap stocks.

As a result of the shift in market leadership, the Fund benefited from its emphasis on stocks with market capitalizations toward the larger end of the small-cap range, including a larger-than-average number of holdings in the mid-cap category. This positioning enabled the Fund to participate more fully in relative strength among mid-cap companies, which generally produced higher returns than all other capitalization categories for the reporting period. Our security selection strategy also helped support the Fund’s relative performance in the mid-cap category, enhancing the favorable influence of its overweighted position. The Fund also benefited from its relatively light exposure to micro-cap companies, where returns trailed all of the larger capitalization categories. Finally, the Fund achieved strong relative performance from its security selections in the small-cap category.

From a sector allocation perspective, areas that tend to be more closely tied to economic conditions produced higher returns than those that are considered to be more defensive during the six months ended June 30, 2007. This suggests to us that investors remain relatively optimistic regarding the prospects of the U.S. and global economies. The materials sector produced particularly strong results as demand for industrial commodities remained strong, particularly from former third-world countries that are building new industrial infrastructures. In the energy area, a number of smaller energy services companies continued to post strong results amid rising demand for their services from the giant integrated oil companies. Finally, industrial companies fared well as the U.S. economy continued to expand, albeit at a slower rate than over the past few years. The Fund’s security selections achieved better-than-average results in all three of these market sectors.

The utilities sector, one of the smaller benchmark components, fell modestly. Financial stocks generally declined, primarily due to weakness in real estate and mortgage-related companies stemming from softening housing markets and rising delinquencies among sub-prime mortgage borrowers. Commercial banks also suffered when differences narrowed between short- and long-term interest rates, eroding their profit margins.

Our security selection models assigned relatively low rankings to most banks, leading to a generally underweighted position in the financials sector. As a result, the Fund avoided the full brunt of declines in the financials sector’s weakest industry group. The Fund also held relatively few real estate investment trusts (“REITS”), which helped support relative performance when REITS produced lackluster results in the wake of strong returns in previous reporting periods.

Although the Fund’s generally overweighted position in the information technology area helped it participate more fully in the sector’s gains, our security selection models proved to be less effective to their preference for higher quality companies, detracting mildly from the Fund’s relative performance.

OPPENHEIMER MAIN STREET SMALL CAP FUND

TOP TEN EQUITY HOLDINGS At June 30, 2007	INDUSTRY WEIGHTINGS (Continued) At June 30, 2007

% of Net Assets
EMCOR Group, Inc.	0.4%
Arris Group, Inc.	0.4
Ohio Casualty Corp.	0.4
Tenneco Automotive, Inc.	0.4
Chemed Corp.	0.4
LandAmerica Financial Group, Inc.	0.4
Deluxe Corp.	0.4
GrafTech International, Ltd.	0.4
Watson Wyatt Worldwide, Inc.	0.3
Priceline.com, Inc	0.3

INDUSTRY WEIGHTINGS

At June 30, 2007

% of Net Assets
Insurance	6.6%
Commercial Services & Supplies	6.3
Semiconductors & Semiconductor Equipment	5.0
Specialty Retail	4.1
Health Care Provider & Services	3.7
Software	3.7
Chemicals	3.5
Machinery	3.5
Communications Equipment	3.1
Hotels Restaurants & Leisure	3.1
REITS	2.9
Oil, Gas & Consumable Fuels	2.8
Media	2.6
IT Services	2.5
Metals & Mining	2.5
Diversified Consumer Services	1.8
Diversified Telecommunication Services	1.8
Electronic Equipment & Instruments	1.8
Energy Equipment & Services	1.8
Health Care Equipment & Supplies	1.8
Internet Software & Services	1.8
Pharmaceuticals	1.8
Household Durables	1.6
Textiles, Apparel & Luxury Goods	1.6
Thrift & Mortgage Finance	1.6

% of Net Assets
Short Term Investments	1.5%
Auto Components	1.5
Electrical Equipment	1.5
Aerospace & Defense	1.4
Gas Utilities	1.4
Construction & Engineering	1.3
Life Sciences Tools & Services	1.2
Commercial Banks	1.1
Food Products	1.0
Capital Markets	0.9
Containers & Packaging	0.9
Electric Utilities	0.9
Internet & Catalog Retail	0.8
Leisure Equipment & Products	0.8
Multi-Utilities	0.8
Personal Products	0.8
Trading Companies & Distributors	0.8
Computers & Peripherals	0.8
Consumer Finance	0.7
Food & Staples Retailing	0.7
Multiline Retail	0.7
Road & Rail	0.7
Tobacco	0.6
Air Freight & Logistics	0.5
Diversified Financial Services	0.5
Airlines	0.3
Biotechnology	0.3
Household Products	0.3
Independent Power Producers & Energy Traders	0.3
Marine	0.3
Paper & Forest Products	0.3
Wireless Telecommunication Services	0.3
Beverages	0.2
Building Products	0.2
Health Care Technology	0.2
Industrial Conglomerates	0.2
Automobiles	0.1
Real Estate Management & Development	0.1
Transportation	0.1
Liabilities in excess of Other Assets	(0.3)

100.0%

OPPENHEIMER MAIN STREET SMALL CAP FUND

Comparison of Change in Value of a $10,000 Investment in the Oppenheimer Main Street Small Cap Fund – Initial Class and the Russell 2000 Index

Comparison of Change in Value of a $10,000 Investment in the Oppenheimer Main Street Small Cap Fund – Service Class and the Russell 2000 Index

OPPENHEIMER MAIN STREET SMALL CAP FUND

Total Returns for Periods Ended June 30, 2007**

Initial Class Shares	Six Months	One Year	Three Years	Five Years	Life of Fund***
Oppenheimer Main Street Small Cap Fund	9.72%	16.53%	12.67%	11.76%	12.71%
Russell 2000 Index*	6.45%	16.43%	13.45%	13.88%	6.36%
Service Class Shares
Oppenheimer Main Street Small Cap Fund	9.07%	15.69%	N/A	N/A	8.17%
Russell 2000 Index*	6.45%	16.43%	N/A	N/A	7.71%

*The performance data for the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The Russell 2000 Index includes the 2000 companies with the smallest market capitalizations from the Russell 3000 Index.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance does not indicate future results. Performance numbers are net of all operating expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. In addition, the investment adviser reduced its management fee during this period. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the Oppenheimer Main Street Small Cap Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost. Returns greater than one year are annualized.

***Initial Class Shares for the period from July 17, 2000 (commencement of operations) to June 30, 2007. Service Class Shares for the period from May 1, 2006 (commencement of operations) to June 30, 2007.

MANAGEMENT’S DISCUSSION & ANALYSIS

FI LARGE CAP GROWTH FUND (subadvised by Pyramis Global Advisors, LLC)

For the six month period ended June 30, 2007, the Fund underperformed the Russell 1000 Growth Index. The Consumer Discretionary and Industrials sectors finished as the two largest detractors, while the Energy and Consumer Staples sectors contributed positively to performance for the period.

Underperformance within the Consumer Discretionary sector stemmed largely from our holdings of national homebuilder stocks. These stocks suffered from downward revisions in earnings estimates due to a slowdown in the U.S. housing market as well as tighter lending standards in the wake of the sub-prime mortgage market meltdown. The Industrials sector was negatively affected by holdings in Airline companies that suffered from negative factors such as rising fuel prices, severe winter storms, and weak performance from domestic routes. Conversely, the Energy sector posted positive returns due to our holdings in Energy Equipment & Services stocks as share price appreciation was driven by increased oil exploration and production spending from integrated oil firms. Additionally, our holdings in retail food and drug store Kroger led the Consumer Staple sector’s positive contribution. Shares of Kroger rose due to the company’s ability to grow market share through lower prices and an improved customer shopping experience.

The Fund is positioned to gain from active stock selection through a combination of quantitative and fundamental research platforms that seek companies with faster, more consistent growth prospects at attractive valuations. We continue to favor the Metals & Mining industry, with positions in specialty metals producers. We believe these businesses will benefit from demand within the Aerospace industry and increased production capacity, which should grow earnings. Additionally, we are overweight the Household Durables industry, focusing on undervalued homebuilding companies with strong business models and exposure to favorable geographic markets. Within the Financials sector, we are bullish on the Insurance industry, building positions in Property & Casualty insurance providers. We believe these businesses will benefit from favorable loss reserve developments that should boost earnings. Finally of note, we are underweight the Industrial Conglomerates industry due to limited upside potential and a lack of near-term growth catalysts.

FI LARGE CAP GROWTH FUND

TOP TEN EQUITY HOLDINGS At June 30, 2007	INDUSTRY WEIGHTINGS At June 30, 2007

% of Net Assets
Apple Computer, Inc	4.3%
Cisco Systems, Inc	3.4
Wellpoint, Inc	3.2
Transocean, Inc	2.9
Alleghenny Technologies, Inc	2.9
National-Oilwell, Inc	2.8
Hewlett-Packard Co	2.5
Applied Materials, Inc	2.4
OfficeMax, Inc	2.3
Terex Corp	2.3

% of Net Assets
Computers & Peripherals	10.0%
Semiconductors & Semiconductor Equipment	6.6
Energy Equipment & Services	5.9
Insurance	5.3
Software	5.0
Metals & Mining	4.6
Health Care Providers & Services	4.5
Machinery	4.5
Aerospace & Defense	4.0
Food Products	3.4
Communications Equipment	3.4
Pharmaceuticals	3.3
Household Durables	3.1
Biotechnology	2.9
Life Sciences Tools & Services	2.9
Specialty Retail	2.5
Airlines	2.4
Construction & Engineering	2.2
Capital Markets	2.1
Hotels Restaurants & Leisure	2.1
Oil, Gas & Consumable Fuels	2.1
Household Products	2.0
Health Care Equipment & Supplies	1.7
Media	1.6
Multiline Retail	1.6
Independent Power Producers & Energy Traders	1.3
Internet Software & Services	1.2
Tobacco	1.1
Beverages	0.8
Electrical Equipment	0.8
Food & Staples Retailing	0.6
Wireless Telecommunication Services	0.6
Textiles, Apparel & Luxury Goods	0.5
Chemicals	0.4
Electric Utilities	0.1
Industrial Conglomerates	0.1
Short Term Investments	0.1
Other assets less liabilities	2.7

100.0%

FI LARGE CAP GROWTH FUND

Comparison of Change in Value of a $10,000 Investment in the FI Large Cap Growth Fund – Initial Class and the Russell 1000 Growth Index

Comparison of Change in Value of a $10,000 Investment in the FI Large Cap Growth Fund – Service Class and the Russell 1000 Growth Index

FI LARGE CAP GROWTH FUND

Total Returns for Period Ended June 30, 2007**

Initial Class Shares	Six Months	One Year	Three Years	Five Years	Life of Fund***
FI Large Cap Growth Fund	N/A	N/A	N/A	N/A	3.50%
Russell 1000 Growth Index*	N/A	N/A	N/A	N/A	6.20%
Service Class Shares
FI Large Cap Growth Fund	3.51%	11.56%	N/A	N/A	2.82%
Russell 1000 Growth Index*	8.13%	19.04%	N/A	N/A	10.99%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 Index securities with higher price-to-book ratios and higher forecasted growth values, representative of U.S. securities exhibiting growth characteristics. The Russell 1000 Index includes the largest 1000 securities in the Russell 3000 Index, based on market cap. The Russell 3000 Index consists of the 3000 largest and most liquid stocks based and traded in the U.S.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance does not indicate future results. Performance numbers are net of all operating expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. In addition, the investment adviser reduced its management fee and certain other expenses during this period. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the FI Large Cap Growth Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

***Initial Class Shares for the period from April 2, 2007 (commencement of operations) to June 30, 2007. Service Class Shares for the period from May 1, 2006 (commencement of operations) to June 30, 2007.

MANAGEMENT’S DISCUSSION & ANALYSIS

BLUE CHIP MID CAP FUND (subadvised by Wellington Management Co., LLP)

Stock selection was the primary driver of the Fund’s outperformance, although sector allocation was also additive to returns. Strong stock selection within the Consumer Discretionary, Industrials, and Financials sectors offset the negative impact to relative performance from stock selection within the Information Technology and Energy sectors. The Fund’s overweight position to the strong-performing Industrials sector positively impacted relative performance, only slightly off-set by our underweight position to Materials, which also experienced solid performance.

Foster Wheeler, NRG Energy, and Manor Care were among the top relative and absolute contributors to performance during the period. Industrials holding Foster Wheeler was up as higher industry spending on energy projects produced more business and better margins. Wholesale power generation company NRG Energy rose on a solid earnings report and investor interest following the announced buyout of TXU. Shares of nursing home company Manor Care advanced sharply after management announced it had hired an investment bank to evaluate strategic options for increasing shareholder value. Large grocery store chain Supervalu was also a top absolute contributor; shares rose after the company reported consensus-beating profits driven primarily by its recent purchase of Albertsons. As of the end of the period, we maintained our positions in each of these stocks.

Among the largest detractors from relative and absolute performance during the period were Information Technology holdings Network Appliance and MoneyGram International and Industrials stock Monster Worldwide. Storage and data management solutions supplier Network Appliance declined with lowered guidance and a sluggish outlook for enterprise spending. Global funds transfer and payment system provider MoneyGram International was pulled down by increased compliance costs and regulatory speed bumps. Monster Worldwide, an on-line recruiting and advertising company, declined after slowing US help-wanted postings led to an earnings shortfall. Among other detractors from absolute performance was Noble Corporation, a services provider for the oil and gas industry. As of the end of the period, we maintained our positions in each of these stocks.

US equities logged a solid quarterly gain on the back of an April-May rally punctuated by a lackluster June. Contributing to the shift in investor sentiment in June were the usual suspects of slowing US earnings growth and concerns about inflation and the US housing market. Apprehension about the housing market was further exacerbated by negative news flow regarding the US subprime mortgage market, peaking on reports of steep losses in hedge funds with heavy exposure to the sector. Despite these concerns, continued consumer spending and a healthy M&A environment drove US equities higher. Gains were broad-based with all ten sectors advancing.

Mid cap stocks led small caps and large caps for the first half of the year when measured using the Russell 2000, S&P MidCap 400 and Russell 1000 Indexes. Within the S&P MidCap 400 Index, all ten broad economic sectors posted positive returns. Energy and Materials were the best performing sectors, with Financials and Utilities bringing up the tail end.

BLUE CHIP MID CAP FUND

TOP TEN EQUITY HOLDINGS At June 30, 2007	INDUSTRY WEIGHTINGS At June 30, 2007

% of Net Assets
SUPERVALU, Inc.	2.5%
Foster Wheeler, Ltd.	1.9
Cameco Corp.	1.9
GlobalSantaFe Corp.	1.9
Equifax, Inc.	1.9
Manpower, Inc.	1.9
Republic Services, Inc.	1.6
Altera Corp.	1.6
Charles River Laboratories International, Inc.	1.6
Abercrombie & Fitch Co.	1.5

% of Net Assets
Commercial Services & Supplies	8.8%
Special Retail	6.5
Oil, Gas & Consumable Fuels	5.7
Capital Markets	5.4
Health Care Equipment & Supplies	5.0
Software	4.9
Semiconductors & Semiconductor Equipment	4.2
Machinery	3.9
Food & Staples Retailing	3.7
Construction & Engineering	3.1
Insurance	2.7
Computers & Peripherals	2.4
Media	2.4
Biotechnology	2.2
Health Care Providers & Services	2.2
Pharmaceuticals	2.2
Road & Rail	2.1
Chemicals	2.1
Commercial Banks	2.0
Aerospace & Defense	1.9
Diversified Consumer Services	1.9
Energy Equipment & Services	1.9
IT Services	1.9
Textiles, Apparel & Luxury Goods	1.6
Communications Equipment	1.5
Life Sciences Tools & Services	1.5
Wireless Telecommunication Services	1.4
Household Products	1.2
Metals & Mining	1.2
Diversified Financial Services	1.1
Electrical Equipment	1.1
Electric Equipment & Instruments	1.1
Air Freight & Logistics	1.0
Household Durables	1.0
Independent Power Producers & Energy Traders	1.0
Electric Utilities	0.9
Industrial Conglomerates	0.9
Auto Components	0.8
Thrift & Mortgage Finance	0.7
Leisure Equipment & Products	0.6
Trading Companies & Distributors	0.6
Distributors	0.5
Multi-Utilities	0.5
REITS	0.2
Real Estate Management & Development	0.1
Construction Materials	0.1
Containers & Packaging	0.1
Other assets less liabilities	0.2

100.0%

BLUE CHIP MID CAP FUND

Comparison of Change in Value of a $10,000 Investment in the Blue Chip Mid Cap Fund  –  Initial Class and the S&P MidCap 400 Index

Total Returns for Periods Ended June 30, 2007**

Initial Class Shares	Six Months	One Year	Three Years	Five Years	Life of Fund***
Blue Chip Mid Cap Fund	16.49%	25.80%	19.23%	15.95%	15.66%
S&P MidCap 400 Index*	11.98%	18.51%	15.16%	14.16%	12.36%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and has no fees or costs. The Standard & Poor’s MidCap 400 Index is a capitalization-weighted index that measures the mid-range sector of the U.S. stock market.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance does not indicate future results. Performance numbers are net of all operating expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. In addition, the investment adviser reduced its management fee during this period. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the Blue Chip Mid Cap Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost. Returns greater than one year are annualized.

***Initial Class Shares for the period from September 1, 1999 (commencement of operations) to June 30, 2007.

EXPENSE INFORMATION

June 30, 2007 (Unaudited)

Information About Your Fund’s Expenses

All mutual funds incur ongoing operating expenses, including management fees and administrative services, among others. The following tables are intended to increase your understanding of the ongoing costs of investing in each Fund. The following examples are based on the investment of $1,000 at the beginning of the period and held for the entire period, January 1, 2007 to June 30, 2007. Expense information does not include any insurance charges imposed in connection with your variable insurance contract.

Actual Expenses: The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During the Period”.

Hypothetical (5% annual return before expenses): The second section of each table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Funds with the hypothetical examples that appear in the shareholder reports of other mutual funds.

Expense Information

All Cap Fund
Actual	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During the Period*
Initial Class	$1,000.00	$1,027.50	$4.52
Service Class	$1,000.00	$1,026.10	$5.78

Hypothetical (5% annual return before expenses)
Initial Class	$1,000.00	$1,020.33	$4.51
Service Class	$1,000.00	$1,019.09	$5.76

Money Market Fund
Actual	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During the Period*
Initial Class	$1,000.00	$1,024.30	$2.51
Service Class	$1,000.00	$1,023.10	$3.76

Hypothetical (5% annual return before expenses)
Initial Class	$1,000.00	$1,022.32	$2.51
Service Class	$1,000.00	$1,021.08	$3.76

Investment Grade Bond Fund
Actual	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During the Period*
Initial Class	$1,000.00	$1,007.40	$3.73
Service Class	$1,000.00	$1,006.30	$4.97

Hypothetical (5% annual return before expenses)
Initial Class	$1,000.00	$1,021.08	$3.76
Service Class	$1,000.00	$1,019.84	$5.01

Real Estate Fund
Actual	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During the Period*
Initial Class	$1,000.00	$950.00	$5.32
Service Class	$1,000.00	$948.90	$6.52

Hypothetical (5% annual return before expenses)
Initial Class	$1,000.00	$1,019.34	$5.51
Service Class	$1,000.00	$1,018.10	$6.76

EXPENSE INFORMATION (Continued)

June 30, 2007 (Unaudited)

Davis Venture Value Fund
Actual	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During the Period*
Initial Class	$1,000.00	$1,068.30	$4.62
Service Class	$1,000.00	$1,067.70	$5.90

Hypothetical (5% annual return before expenses)
Initial Class	$1,000.00	$1,020.33	$4.51
Service Class	$1,000.00	$1,019.09	$5.85

FI Large Cap Growth Fund
Actual	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During the Period**
Initial Class	$1,000.00	$1,035.00	$2.03
Service Class	$1,000.00	$1,035.10	$5.35

Hypothetical (5% annual return before expenses)
Initial Class	$1,000.00	$1,010.33	$2.01
Service Class	$1,000.00	$1,019.54	$5.31

Oppenheimer Main Street Small Cap Fund
Actual	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During the Period*
Initial Class	$1,000.00	$1,097.20	$5.20
Service Class	$1,000.00	$1,090.70	$6.48

Hypothetical (5% annual return before expenses)
Initial Class	$1,000.00	$1,019.84	$5.01
Service Class	$1,000.00	$1,018.60	$6.36

Blue Chip Mid Cap Fund
Actual	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During the Period*
Initial Class	$1,000.00	$1,164.90	$5.37

Hypothetical (5% annual return before expenses)
Initial Class	$1,000.00	$1,019.84	$5.01

*	For each class of the Fund, expenses are equal to the six-month annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by the number of days in the year. The six-month annualized expense ratio was 0.90%, 1.15%, 0.75%, 1.00%, 0.50%, 0.75%, 1.10%, 1.35%, 0.90%, 1.15%, 1.00%, 1.25% and 1.00% for the All Cap Fund –Initial Class, All Cap Fund – Service Class, Investment Grade Bond Fund – Initial Class, Investment Grade Bond Fund – Service Class, Money Market Fund – Initial Class, Money Market Fund – Service Class, Real Estate Fund – Initial Class, Real Estate Fund – Service Class, Davis Venture Value Fund – Initial Class, Davis Venture Value Fund – Service Class, Oppenheimer Main Street Small Cap Fund – Initial Class, Oppenheimer Main Street Small Cap Fund – Service Class and Blue Chip Mid Cap Fund – Initial Class, respectively.

**	For the service class of the Fund, expenses are equal to the six-month annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by the number of days in the year. The six-month annualized expense ratio was 1.06% for the FI Large Cap Growth Fund – Service Class. The initial class commenced operations on April 2, 2007. For the initial class of the Fund, actual expenses are equal to the actual expenses incurred by the class from commencement of operations through June 30, 2007. Hypothetical expenses for the initial class are equal to the three-month annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by the number of days in the year. The three-month annualized expense ratio was 0.81% for the FI Large Cap Growth – Initial Service Class.

ALL CAP FUND

PORTFOLIO OF INVESTMENTS June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value

COMMON STOCKS – 97.0%
AEROSPACE & DEFENSE – 3.8%
Honeywell International, Inc.	2,401	$135,128
Raytheon Co.	2,358	127,073
The Boeing Co.	1,445	138,951
United Technologies Corp.	1,767	125,333

		526,485

AIR FREIGHT & LOGISTICS – 0.7%
FedEx Corp.	899	99,762

BEVERAGES – 2.6%
Anheuser-Busch Cos., Inc.	2,462	128,418
Coca-Cola Co	2,285	119,528
PepsiCo, Inc.	1,733	112,385

		360,331

BIOTECHNOLOGY – 1.8%
Amgen, Inc.*	2,202	121,749
Biogen Idec, Inc.*	2,205	117,967

		239,716

CAPITAL MARKETS – 2.4%
Merrill Lynch & Co., Inc.	1,625	135,818
The Goldman Sachs Group, Inc.	878	190,306

		326,124

CHEMICALS – 0.9%
E.I. du Pont de Nemours & Co.	2,528	128,524

COMMERCIAL BANKS – 2.8%
Wachovia Corp.	2,834	145,242
Wells Fargo & Co.	6,916	243,236

		388,478

COMMUNICATIONS EQUIPMENT – 9.2%
Acme Packet, Inc.*	35,000	402,150
Cisco Systems, Inc.*	5,948	165,652
Corning, Inc.*	5,565	142,186
MRV Communications, Inc.*	132,997	432,240
QUALCOMM, Inc.	2,910	126,265

		1,268,493

COMPUTERS & PERIPHERALS – 5.9%
Concurrent Computer Corp*	108,275	193,812
Hewlett-Packard Co.	2,953	131,763
International Business Machines Corp.	1,502	158,086
Rackable Systems, Inc.*	25,990	321,236

		804,897

	Shares	Value

CONSUMER FINANCE – 1.2%
American Express Co.	2,787	$170,509

DIVERSIFIED FINANCIAL SERVICES – 5.6%
Bank of America Corp.	4,806	234,965
Citigroup, Inc.	5,151	264,195
JPMorgan Chase & Co.	5,486	265,797

		764,957

DIVERSIFIED TELECOMMUNICATION SERVICES – 3.5%
AT&T, Inc.	3,399	141,059
Verizon Communications, Inc.	8,131	334,753

		475,812

ELECTRIC UTILITIES – 1.8%
Duke Energy Corp.	6,640	121,512
Exelon Corp.	1,714	124,436

		245,948

ELECTRICAL EQUIPMENT – 0.8%
Emerson Electric Co.	2,417	113,116

EXCHANGE TRADED FUND – 2.0%
S&P 500 SPDR Trust Series 1	1,781	267,916

FOOD & STAPLES RETAILING – 1.7%
CVS Caremark Corp.	3,520	128,304
Wal-Mart Stores, Inc.	2,180	104,880

		233,184

FOOD PRODUCTS – 0.3%
Kraft Foods, Inc.	1,229	43,322

HEALTH CARE EQUIPMENT & SUPPLIES – 4.0%
Baxter International, Inc.	2,685	151,273
Clinical Data, Inc.*	18,500	391,460

		542,733

HEALTH CARE PROVIDERS & SERVICES – 2.3%
Tenet Healthcare Corp.*	31,206	203,151
WellPoint, Inc.*	1,387	110,724

		313,875

HEALTH CARE TECHNOLOGY – 2.8%
Merge Technologies, Inc.*	58,729	383,500

HOTELS RESTAURANTS & LEISURE – 1.3%
Cosi, Inc.*	37,956	173,079

HOUSEHOLD PRODUCTS – 2.1%
Kimberly-Clark Corp.	1,750	117,057
The Procter & Gamble Co.	2,878	176,105

		293,162

See Notes to Financial Statements.

ALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value

INDUSTRIAL CONGLOMERATES – 5.0%
General Electric Co.	14,278	$546,562
Tyco International, Ltd.	4,002	135,227

		681,789

INSURANCE – 2.8%
American International Group, Inc.	3,785	265,063
The Allstate Corp.	1,874	115,270

		380,333

INTERNET SOFTWARE & SERVICES – 1.0%
Google, Inc.*	249	130,322

LEISURE EQUIPMENT & PRODUCTS – 0.7%
Eastman Kodak Co.	3,558	99,019

MEDIA – 4.0%
Citadel Broadcasting Corp.	287	1,851
Comcast Corp. Class A*	5,281	148,502
The Walt Disney Co.	3,749	127,991
Time Warner, Inc.	6,748	141,978
Viacom, Inc.*	3,162	131,634

		551,956

MULTI-UTILITIES – 0.8%
Dominion Resources, Inc.	1,256	108,405

MULTILINE RETAIL – 0.8%
Federated Department Stores, Inc.	2,828	112,498

OIL, GAS & CONSUMABLE FUELS – 7.5%
ChevronTexaco Corp.	2,945	248,087
ConocoPhillips	1,377	108,094
Exxon Mobil Corp.	4,703	394,488
Massey Energy Co.	10,463	278,839

		1,029,508

PAPER & FOREST PRODUCTS – 0.8%
International Paper Co.	2,972	116,057

PHARMACEUTICALS – 6.0%
Abbott Laboratories	1,844	98,746
Eli Lilly & Co.	1,927	107,681
Johnson & Johnson	2,840	175,001
Merck & Co., Inc.	2,936	146,213
Pfizer, Inc.	5,075	129,768
Schering-Plough Corp.	5,503	167,511

		824,920

*	Non-income producing security

	Shares	Value

REITS – 0.7%
CapitalSource, Inc.	4,082	$100,376

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.0%
Analog Devices, Inc.	3,762	141,602
Marvell Technology Group, Ltd.*	7,419	135,100

		276,702

SOFTWARE – 1.8%
Microsoft Corp.	8,382	247,018

SPECIALTY RETAIL – 1.0%
Lowe’s Cos., Inc.	4,347	133,409

THRIFT & MORTGAGE FINANCE – 1.7%
Fannie Mae	2,005	130,987
Freddie Mac	1,739	105,558

		236,545

TOBACCO – 0.9%
Altria Group, Inc.	1,776	124,569

Total Common Stocks (cost $12,033,167)		13,317,349

SHORT TERM INVESTMENT – 3.1%
MUTUAL FUNDS – 3.1%
Federated Prime Obligation Fund (cost $420,870)	420,870	420,870

TOTAL INVESTMENTS – 100.1% (cost $12,454,037)		13,738,219
Liabilities in excess of other assets – (0.1)%		(13,614)

NET ASSETS – 100.0%		$13,724,605

See Notes to Financial Statements.

INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value

ASSET BACKED SECURITIES – 1.2%
Airplanes Pass Through Trust Series D (1) 10.88%, 3/15/12	$494	$0
Peco Energy Transition Trust 6.13%, 3/1/09	750	752,981

Total Asset Backed Securities (cost $1,094,905)		752,981

CORPORATE DEBT OBLIGATIONS – 42.3%
AUTOMOTIVE – 0.8%
Ford Motor Credit Co. 8.00%, 12/15/16	500	478,924

BANKS – 2.8%
HBOS PLC (2) 5.92%, 9/29/49	500	468,933
Huntington Capital 6.65%, 5/15/37	300	286,931
Icici Bank, Ltd. (2) 6.38%, 4/30/22	300	285,073
Washington Mutual Preferred Funding Trust (2) 6.53%, 3/29/49	750	723,840

		1,764,777

BROKERAGE – 2.9%
Jefferies Group, Inc. 6.25%, 1/15/36	500	468,523
Lehman Brothers Holdings, Inc. 5.75%, 5/17/13	500	499,732
Merrill Lynch & Co Inc 5.70%, 5/2/17	400	385,168
Morgan Stanley 4.75%, 4/1/14	500	466,919

		1,820,342

BUILDING MATERIALS – 1.8%
C10 Capital Spv., Ltd (2) 6.72%, 12/1/49	650	632,366
Owens Corning Inc 6.50%, 12/1/16	500	497,325

		1,129,691

CABLE – 1.8%
Rogers Cable, Inc. 6.25%, 6/15/13	500	504,785
Time Warner Entertainment Co. 10.15%, 5/1/12	500	587,982

		1,092,767

	Principal Amount (000)	Value

CONSUMER SERVICES – 0.5%
Realogy Corp. (2) 7.50%, 10/15/16	$300	$300,000

ELECTRIC UTILITIES – 3.2%
Allegheny Energy Supply Co. LLC (2) 8.25%, 4/15/12	750	798,750
PSEG Energy Holdings, Inc. 8.50%, 6/15/11	200	211,833
TXU Energy Co. (2) 5.86%, 9/16/08	1,000	1,000,387

		2,010,970

ELECTRONICS – 1.6%
Sanmina-sci Corp. (2) 8.11%, 6/15/10	1,000	1,002,500

FINANCIAL SERVICES – 4.6%
Allied Capital Corp. 6.00%, 4/1/12	500	493,000
Capital One Capital III 7.69%, 8/15/36	700	720,924
Discover Financial Services (2) 6.45%, 6/12/17	650	649,127
General Motors Acceptance Corp. 7.00%, 2/1/12	300	294,227
Noble Group, Ltd. (2) 6.63%, 3/17/15	500	458,676
SLM Corp. 5.00%, 10/1/13	300	255,964

		2,871,918

FOOD, BEVERAGES & RESTAURANTS – 1.0%
Delhaize Group (2) 6.50%, 6/15/17	600	602,365

GAMING – 0.3%
Caesars Entertainment, Inc. 7.00%, 4/15/13	200	209,500

GAS & PIPELINE UTILITIES – 4.0%
Dynegy Holdings, Inc. 6.88%, 4/1/11	115	112,987
El Paso Energy Corp. (2) 5.90%, 4/1/17	500	483,609
Enterprise Products Operating LP 7.03%, 1/15/68	1,000	963,995
Southern Union Co. 7.20%, 11/1/66	380	380,502
Transcanada Pipelines, Ltd. 6.35%, 5/15/67	600	576,815

		2,517,908

See Notes to Financial Statements.

INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value

HEALTH SERVICES – 0.8%
Humana, Inc. 6.45%, 6/1/16	$500	$503,323

HOME CONSTRUCTION – 1.0%
KB Home & Broad Home Corp. 6.38%, 8/15/11	650	617,500

INSURANCE – 2.1%
Assured Guaranty US Holdings, Inc. 6.40%, 12/15/66	600	587,726
Liberty Mutual Group, Inc. (2) 7.80%, 3/15/37	750	706,148

		1,293,874

METALS – 2.1%
United States Steel Corp 6.05%, 6/1/17	700	682,648
Vale Overseas, Ltd. 6.88%, 11/21/36	650	653,371

		1,336,019

OIL – 1.2%
Amerada Hess Corp. 7.88%, 10/1/29	250	281,794
Pemex Finance, Ltd. 9.03%, 2/15/11	450	479,695

		761,489

GAS & PIPELINE UTILITIES – 0.8%
Tesoro Corp. (2) 6.50%, 6/1/17	500	488,750

PAPER – 1.0%
Abitibi-Consolidated, Inc. 5.25%, 6/20/08	650	637,000

REITS – 3.8%
Commercial Net Lease Realty
6.25%, 6/15/14	550	554,110
7.13%, 3/15/08	600	604,684
Reckson Operating Partnership 5.15%, 1/15/11	700	681,193
Simon Property Group LP 5.75%, 5/1/12	550	552,473

		2,392,460

	Principal Amount (000)	Value

RETAIL – 2.3%
Controladora Commercial Mexicana S.A. de C.V. 6.63%, 6/1/15	$600	$606,930
Home Depot, Inc. 5.88%, 12/16/36	450	400,951
JC Penney Corp., Inc. 5.75%, 2/15/18	425	410,291

		1,418,172

TELECOMMUNICATIONS – 1.9%
Intelsat 6.50%, 11/1/13	260	208,650
Sprint Capital Corp. 6.90%, 5/1/19	400	395,974
Telecom Italia Capital 4.95%, 9/30/14	600	555,916

		1,160,540

Total Corporate Debt Obligations (cost $26,820,074)		26,410,789

COMMERCIAL MORTGAGE BACKED SECURITIES – 7.4%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-C1 Class A3 5.40%, 7/15/44	750	735,973
Commercial Mortgage Asset Trust Series 1999-C1 Class F (2) 6.25%, 1/17/32	400	404,338
CS First Boston Mortgage Securities Corp. Series 2000-C1 Class A2 7.55%, 4/15/62	400	416,253
GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Class A2
4.08%, 5/10/36	800	738,948
4.22%, 4/10/40	220	215,019
Greenwich Capital Commercial Funding Corp. Series 2005-GG3 Class A4 4.80%, 8/10/42	200	188,153

See Notes to Financial Statements.

INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value

GS Mortgage Securities Corp. Series 2005-GG4 Class AJ 4.78%, 7/10/39	$700	$652,436
JP Morgan Chase Commercial Mortgage Series 2005 LDP5 Mortgage Certificate Class A3 5.37%, 12/15/44	550	538,416
JP Morgan Chase Commercial Mortgage Securities Corp. 6.07%, 4/15/45	500	501,085
Wachovia Bank Comercial Mortgage Trust Series 2003-C9 Class A2 3.96%, 12/15/35	235	230,245

Total Commercial Mortgage Backed Securities (cost $4,695,791)		4,620,866

U.S. GOVERNMENT AGENCY OBLIGATIONS – 44.9%
Federal Home Loan Mortgage
4.76%, 8/1/32	242	244,265
5.00%, 9/1/19	349	338,487
5.00%, 11/1/19	679	657,422
5.50%, 10/1/17	191	188,799
5.50%, 11/1/17	371	366,837
5.50%, 9/15/28	600	598,841
5.50%, 6/1/33	358	346,499
6.00%, 1/1/17	124	124,600
6.00%, 2/1/29	20	20,079
6.50%, 10/1/16	46	47,045
6.50%, 11/1/16	6	5,782
6.50%, 9/1/34	363	368,058
6.50%, 4/1/35	316	319,895
7.00%, 11/1/29	29	29,986
7.00%, 1/1/31	14	14,888
7.00%, 4/1/31	5	5,074
7.00%, 8/1/31	159	164,561
7.50%, 3/1/30	7	7,056
7.50%, 12/1/30	17	17,783

	Principal Amount (000)	Value

Federal National Mortgage Assn.
4.50%, 6/1/19	$1,281	$1,219,206
5.00%, 6/1/18	437	424,304
5.00%, 7/1/20	1,057	1,022,079
5.00%, 10/1/20	405	391,793
5.00%, 12/1/20	256	248,000
5.00%, 10/1/35	55	51,639
5.00%, 7/1/36	637	599,589
5.00%, 5/1/37	2,247	2,105,528
5.05%, 4/28/15	1,000	968,760
5.50%, 12/1/32	1,333	1,291,747
5.50%, 6/1/35	1,300	1,256,814
5.50%, 8/1/35	834	805,965
5.50%, 1/1/37	490	472,478
5.50%, 6/1/37	2,490	2,401,445
6.00%, 12/1/13	3	3,050
6.00%, 11/1/16	22	21,969
6.00%, 1/25/32	3,302	3,307,638
6.00%, 8/1/34	445	441,691
6.00%, 12/1/36	975	965,498
8.00%, 8/1/30	5	4,891
Government National Mortgage Assn.
6.00%, 8/15/16	55	55,141
6.00%, TBA	450	447,328
6.50%, 9/15/31	93	95,062
6.50%, 3/15/32	112	114,362
6.50%, 9/15/32	130	132,316
6.50%, 10/15/32	125	127,546
7.00%, 12/15/14	31	31,729
7.00%, 2/15/28	20	21,234
7.50%, 3/15/30	3	3,587
7.50%, 9/15/30	48	50,215
U.S. Treasury Notes (3)
1.88%, 7/15/13	1,124	1,078,057
2.00%, 1/15/14	726	697,833
3.50%, 11/15/09	1,800	1,744,031
4.25%, 11/15/14	430	410,281
4.38%, 8/15/12	600	586,453
4.63%, 2/15/17	600	581,063

Total U.S. Government Agency Obligations
(cost $28,683,418)		28,046,279

See Notes to Financial Statements.

INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value

SHORT TERM INVESTMENTS – 4.1%
COMMERCIAL PAPER – 1.0%
American Express Credit Corp. 5.23%, 7/2/07	$615	$614,911

	Shares
MUTUAL FUNDS – 3.1%
Federated Prime Obligation Fund	1,952,277	1,952,277
SSGA Money Market Fund	7	7

		1,952,284

Total Short Term Investments
(cost $2,567,195)		2,567,195

TOTAL INVESTMENTS – 99.9%
(cost $63,861,383)		62,398,110
Other assets less liabilities – 0.1%		57,214

NET ASSETS – 100.0%		$62,455,324

(1)	Security is in default.
(2)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007 these securities amounted to $9,004,861, representing 14.42% of net assets
(3)	Security or a portion of the security has been designated as collateral for TBA securities.

TBA = to be announced

See Notes to Financial Statements.

MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value

COMMERCIAL PAPER – 96.5%
Goldman Sachs Group, Inc. (the)
5.16%, 7/9/07	$4,900	$4,894,381
American Express Credit Corp.
5.21%, 7/23/07	3,335	3,335,000
5.21%, 9/27/07	1,847	1,823,477
American General Finance Corp. (1)
5.26%, 7/12/07	4,262	4,255,157
AT&T, Inc. (1)
5.26%, 7/25/07	1,000	996,493
5.27%, 7/18/07	1,000	997,511
Bankamerica Corp.
5.22%, 8/7/07	3,282	3,264,392
5.25%, 7/23/07	2,000	1,993,583
Canada (Govt of)
5.03%, 7/10/07	5,000	4,993,713
Caterpillar Financial Services
5.25%, 7/2/07	4,880	4,879,288
CIT Group, Inc. (1)
5.24%, 9/17/07	5,000	4,943,233
Citigroup Funding, Inc.
5.23%, 8/8/07	5,000	4,972,397
Coca Cola Co. (1)
5.18%, 7/24/07	2,325	2,317,306
5.19%, 7/13/07	2,800	2,795,156
Dupont (E. I.) De Nemours & Co. (1)
5.21%, 7/31/07	3,945	3,927,872
Export Development Corp.
5.17%, 10/1/07	2,450	2,417,630
FCAR Owner Trust
5.23%, 8/15/07	4,500	4,470,581
General Electric Capital Corp.
5.23%, 9/5/07	1,828	1,810,473
5.23%, 9/10/07	2,654	2,626,625
Harley Davidson (1)
5.23%, 7/27/07	5,300	5,279,981
HSBC Finance Corp.
5.22%, 7/30/07	3,375	3,360,808
5.23%, 9/5/07	1,843	1,825,329
International Business Machines (IBM) (1)
5.23%, 7/26/07	2,490	2,480,956
5.24%, 7/12/07	2,820	2,815,485
KFW International Finance, Inc. (1)
5.19%, 7/25/07	4,930	4,912,942

	Principal Amount (000)	Value

Merrill Lynch & Co., Inc.
5.22%, 9/7/07	$5,200	$5,148,728
National Rural Utilities Cooperative Finance Corp.
5.25%, 7/6/07	5,000	4,996,354
Province of British Columbia
5.10%, 7/23/07	5,250	5,233,638
Prudential Funding LLC
5.17%, 9/28/07	4,000	3,948,874
5.19%, 7/9/07	1,050	1,048,789
Rabobank USA Financial Corp.
5.19%, 7/16/07	1,720	1,716,281
5.23%, 8/20/07	1,985	1,970,581
5.26%, 7/27/07	1,620	1,613,852
Societe Generale North America
5.24%, 9/13/07	5,300	5,242,913
Thunder Bay Funding, Inc. (1)
5.29%, 7/16/07	5,350	5,338,208
Toyota Credit de Puerto Rico
5.21%, 7/19/07	1,650	1,645,702
5.22%, 7/6/07	2,178	2,176,421
5.22%, 9/27/07	1,550	1,530,222
UBS Finance, Inc.
5.21%, 8/13/07	1,050	1,043,472
5.23%, 8/10/07	3,050	3,032,293
5.26%, 7/20/07	1,214	1,210,630

Total Commercial Paper (amortized cost $129,286,727)		129,286,727

	Shares
MUTUAL FUNDS – 3.5%
Federated Prime Obligation Fund	4,649,279	4,649,279
SSGA Money Market Fund	1,471	1,471

Total Mutual Funds (amortized cost $4,650,750)		4,650,750

TOTAL INVESTMENTS – 100.0%
(cost $133,937,477)		133,937,477
Liabilities in excess of other assets – 0.0%		(27,647)

NET ASSETS – 100.0%		$133,909,830

(1)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007 these securities amounted to $41,060,300, representing 30.66% of net assets.

See Notes to Financial Statements.

REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS – 97.8%
APARTMENTS – 17.7%
Archstone-Smith Trust	201,048	$11,883,947
AvalonBay Communities, Inc.	65,113	7,740,634
BRE Properties, Inc.	149,316	8,852,946
Equity Residential Properties Trust	148,607	6,780,937
GMH Communities Trust	887,409	8,598,993

		43,857,457

DIVERSIFIED – 8.1%
Lexington Corporate Properties Trust	533,138	11,089,270
Vornado Realty Trust	81,074	8,905,168

		19,994,438

HEALTH CARE EQUIPMENT & SERVICES – 10.2%
Medical Properties Trust, Inc.	570,022	7,541,391
Nationwide Health Properties, Inc.	191,580	5,210,976
Ventas, Inc.	346,269	12,552,251

		25,304,618

HOTELS & RESTAURANTS – 5.6%
Hilton Hotels Corp.	181,281	6,067,475
Host Marriott Corp.	337,574	7,804,711

		13,872,186

MORTGAGE – 6.2%
Douglas Emmett, Inc.	73,554	1,819,726
Health Care Property Investors, Inc.	213,568	6,178,522
Plum Creek Timber Co., Inc.	180,072	7,501,800

		15,500,048

OFFICE – 12.8%
Alexandria Real Estate Equities, Inc.	103,146	9,986,596
Highwoods Properties, Inc.	255,119	9,566,962
SL Green Reality Corp.	98,931	12,256,562

		31,810,120

REGIONAL MALLS – 18.9%
General Growth Properties, Inc.	160,981	8,523,944
Macerich Co.	141,959	11,700,261
Pennsylvania Real Estate Investment	315,768	13,997,995
Simon Property Group, Inc.	135,514	12,608,223

		46,830,423

	Shares	Value

SHOPPING CENTERS – 9.6%
Developers Diversified Realty Corp.	152,063	$8,015,241
Kimco Realty Corp.	225,411	8,581,397
Regency Centers Corp.	101,157	7,131,568

		23,728,206

STORAGE – 2.6%
Public Storage, Inc.	84,161	6,465,248

WAREHOUSE & INDUSTRIAL – 6.1%
Eastgroup Properties, Inc.	158,074	6,926,803
ProLogis Trust	144,628	8,229,333

		15,156,136

Total Real Estate Investment Trusts (cost $208,158,219)		242,518,880

	Principal Amount (000)
SHORT TERM INVESTMENTS – 2.1%
COMMERCIAL PAPER – 0.6%
UBS Finance, Inc.	1,525	1,522,553

	Shares
MUTUAL FUNDS – 1.5%
Federated Prime Obligation Fund	3,528,622	3,528,622

Total Short Term Investments (amortized cost $5,051,175)		5,051,175

TOTAL INVESTMENTS – 99.9%
(cost $213,209,394)		247,570,055
Other assets less liabilities – 0.1%		314,394

NET ASSETS – 100.0%		$247,884,449

See Notes to Financial Statements.

DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value

COMMON STOCKS – 96.8%
AIR FREIGHT & LOGISTICS – 0.6%
Toll Holdings, Ltd.	AU	10,200	$125,488
United Parcel Services, Inc. Class B		4,000	292,000

			417,488

AUTOMOBILES – 1.5%
Harley-Davidson, Inc.		19,100	1,138,551

BEVERAGES – 1.9%
Diageo PLC ADR		10,300	858,093
Heineken Holding NV	NL	11,425	592,355

			1,450,448

CAPITAL MARKETS – 3.4%
Ameriprise Financial, Inc.		14,580	926,851
E*Trade Financial Corp.*		4,100	90,569
Mellon Financial Corp.		19,400	853,600
Morgan Stanley		6,100	511,668
State Street Corp.		1,900	129,960

			2,512,648

COMMERCIAL BANKS – 7.1%
Commerce Bancorp, Inc.		11,250	416,138
HSBC Holdings PLC	GB	93,464	1,715,737
Wachovia Corp.		28,620	1,466,775
Wells Fargo & Co.		48,000	1,688,160

			5,286,810

COMMERCIAL SERVICES & SUPPLIES – 1.3%
D & B Corp.		9,300	957,714

COMMUNICATIONS EQUIPMENT – 0.3%
Nokia Corp. ADR		7,700	216,447

COMPUTERS & PERIPHERALS – 1.7%
Dell, Inc.*		29,000	827,950
Hewlett-Packard Co.		10,700	477,434

			1,305,384

CONSTRUCTION MATERIALS – 1.9%
Martin Marietta Materials, Inc.		4,800	777,696
Vulcan Materials Co.		5,400	618,516

			1,396,212

	Country Code	Shares	Value

CONSUMER FINANCE – 4.5%
American Express Co.		55,500	$3,395,490

CONTAINERS & PACKAGING – 1.9%
Sealed Air Corp.		45,700	1,417,614

DIVERSIFIED CONSUMER SERVICES – 1.1%
Apollo Group, Inc. Class A*		2,300	134,389
H&R Block, Inc.		30,200	705,774

			840,163

DIVERSIFIED FINANCIAL SERVICES – 6.7%
Citigroup, Inc.		27,233	1,396,781
JPMorgan Chase & Co.		58,296	2,824,441
Moody’s Corp.		13,100	814,820

			5,036,042

ELECTRONIC EQUIPMENT & INSTRUMENTS – 0.5%
Agilent Technologies, Inc.*		10,600	407,464

ENERGY EQUIPMENT & SERVICES – 1.0%
Transocean, Inc.*		6,800	720,664

FOOD & STAPLES RETAILING – 6.4%
Costco Wholesale Corp.		48,400	2,832,368
CVS Caremark Corp.		25,645	934,760
Wal-Mart Stores, Inc.		21,500	1,034,365

			4,801,493

FOOD PRODUCTS – 0.5%
The Hershey Co.		7,400	374,588

HEALTH CARE PROVIDERS & SERVICES – 2.2%
Cardinal Health, Inc.		8,900	628,696
Express Scripts, Inc.*		6,600	330,066
UnitedHealth Group, Inc.		13,430	686,810

			1,645,572

HOUSEHOLD DURABLES – 0.2%
Hunter Douglas NV	NL	1,760	166,608

HOUSEHOLD PRODUCTS – 0.9%
The Procter & Gamble Co.		11,300	691,447

INDUSTRIAL CONGLOMERATES – 4.3%
Tyco International, Ltd.		94,130	3,180,653

See Notes to Financial Statements.

DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value

INSURANCE – 15.0%
Ambac Financial Group, Inc.		3,110	$271,161
American International Group, Inc.		43,900	3,074,317
Aon Corp.		12,300	524,103
Berkshire Hathaway, Inc. Class A*		20	2,189,500
Loews Corp.		34,200	1,743,516
Markel Corp.*		120	58,147
Millea Holdings, Inc.	JP	17,500	717,556
Nipponkoa Insurance Co Ltd	JP	11,300	101,641
The Chubb Corp.		3,400	184,076
The Principal Financial Group, Inc.		3,500	204,015
The Progressive Corp.		59,300	1,419,049
Transatlantic Holdings, Inc.		9,787	696,149

			11,183,230

INTERNET & CATALOG RETAIL – 1.4%
Amazon.com, Inc.*		8,000	547,280
Expedia, Inc.*		4,200	123,018
IAC/InterActiveCorp.*		4,200	145,362
Liberty Media Corp – Interactive Series A*		10,100	225,533

			1,041,193

INTERNET SOFTWARE & SERVICES – 0.2%
Google, Inc.*		290	151,780

IT SERVICES – 1.1%
Iron Mountain, Inc.*		31,050	811,337

MARINE – 0.4%
Kuehne & Nagel International AG	CH	3,000	276,448

MEDIA – 6.5%
Comcast Corp. Class A Special*		81,300	2,273,148
Gannett Co., Inc.		2,700	148,365
Lagardere S.C.A.	FR	6,500	566,366
Liberty Media Corp – Capital Series A*		2,040	240,067
News Corp., Class A		54,800	1,162,308
Virgin Media, Inc.	GB	12,552	305,892
WPP Group PLC ADR		2,600	194,350

			4,890,496

METALS & MINING – 0.5%
BHP Billiton PLC	GB	6,800	189,631
Rio Tinto PLC	GB	2,500	191,948

			381,579

	Country Code	Shares	Value

MULTILINE RETAIL – 0.2%
Sears Holdings Corp.*		940	$159,330

OIL, GAS & CONSUMABLE FUELS – 11.8%
Canadian Natural Resources, Ltd.		5,000	331,750
China Coal Energy Co.*	HK	213,100	319,427
ConocoPhillips		43,028	3,377,698
Devon Energy Corp.		21,900	1,714,551
EOG Resources, Inc.		18,400	1,344,304
Occidental Petroleum Corp.		29,500	1,707,460

			8,795,190

PERSONAL PRODUCTS – 0.4%
Avon Products, Inc.		8,000	294,000

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
Hang Lung Group, Ltd.	HK	17,000	76,751

ROAD & RAIL – 0.1%
Asciano Group*	AU	7,300	62,786

SOFTWARE – 2.0%
Microsoft Corp.		50,000	1,473,500

SPECIALTY RETAIL – 1.4%
Bed Bath & Beyond, Inc.*		11,800	424,682
CarMax, Inc.*		13,800	351,900
Lowe’s Cos., Inc.		10,000	306,900

			1,083,482

TOBACCO – 3.3%
Altria Group, Inc.		35,200	2,468,928

TRANSPORTATION – 0.9%
China Merchants Holdings International Co., Ltd.	HK	97,989	473,728
Cosco Pacific, Ltd.	HK	83,300	217,870

			691,598

WIRELESS TELECOMMUNICATION SERVICES – 1.6%
SK Telecom Co., Ltd. ADR		13,500	369,225
Sprint Nextel Corp.		40,000	828,400

			1,197,625

Total Common Stocks (cost $50,379,142)			72,398,753

See Notes to Financial Statements.

DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value

SHORT TERM INVESTMENT – 3.8%
REPURCHASE AGREEMENT – 3.8%
State Street Bank and Trust Company 4.81, %, 7/2/07 (collateralized by $3,235,000 Federal National Mortgage Assn., 6.000%, 04/18/36, with a value of $2,915,544 total to be received $2,857,145) (amortized cost $2,856,000)	$2,856	$2,856,000

TOTAL INVESTMENTS – 100.6%
(cost $53,235,142)		75,254,753
Liabilities in excess of other assets – (0.6)%		(466,645)

NET ASSETS – 100.0%		$74,788,108

*	Non-income producing security

ADR = American Depositary Receipt

AU = Australia

CH = Switzerland

FR = France

GB = United Kingdom

HK = Hong Kong

JP = Japan

NL = Netherlands

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value

COMMON STOCKS – 98.8%
AEROSPACE & DEFENSE – 1.4%
Aerovironment, Inc.*		700	$14,427
Alliant Techsystems, Inc.*		1,200	118,980
Armor Holdings, Inc.*		1,800	156,366
BE Aerospace, Inc.*		2,400	99,120
Ceradyne, Inc.*		5,400	399,384
Cubic Corp.		200	6,036
Curtiss-Wright Corp.		6,500	302,965
DRS Technologies, Inc.		400	22,908
Ducommun, Inc.*		400	10,292
DynCorp International, Inc.*		4,800	105,552
Edo Corp.		1,200	39,444
Innovative Solutions & Support, Inc.*		1,600	37,152
Orbital Sciences Corp.*		16,800	352,968
United Industrial Corp.		600	35,988

			1,701,582

AIR FREIGHT & LOGISTICS – 0.5%
ABX Air, Inc.*		3,900	31,434
Atlas Air Worldwide Holdings, Inc.*		400	23,576
EGL, Inc.*		2,251	104,626
HUB Group, Inc.*		11,000	386,760
Pacer International, Inc.		1,600	37,632

			584,028

AIRLINES – 0.3%
AMR Corp.*		5,770	152,040
Continental Airlines, Inc.*		674	22,828
Pinnacle Airlines Corp.*		1,800	33,750
Republic Airways Holdings, Inc.*		3,900	79,365
SkyWest, Inc.		4,400	104,852

			392,835

	Country Code	Shares	Value

AUTO COMPONENTS – 1.5%
Aftermarket Technology Corp.*		1,900	$56,392
American Axle & Manufacturing Holdings, Inc.		9,600	284,352
ArvinMeritor, Inc.		15,900	352,980
Cooper Tire & Rubber Co		2,400	66,288
Drew Industries, Inc.*		1,400	46,396
Fuel Systems Solutions, Inc.*		500	8,290
GenTek, Inc.*		1,000	35,220
Gentex Corp		8,500	167,365
Lear Corp.*		3,540	126,059
Modine Manufacturing Co.		1,400	31,640
Sauer- Danfoss, Inc.		3,500	104,160
Shiloh Industries, Inc.		500	6,090
Standard Motor Products, Inc.		1,800	27,054
Tenneco Automotive, Inc.*		13,300	466,032
The Goodyear Tire & Rubber Co.*		2,800	97,328

			1,875,646

AUTOMOBILES – 0.1%
Monaco Coach Corp.		2,600	37,310
Winnebago Indiana, Inc.		3,400	100,368

			137,678

BEVERAGES – 0.2%
Boston Beer Co., Inc.*		1,000	39,350
MGP Ingredients, Inc.		1,200	20,280
Molson Coors Brewing Co.		300	27,738
National Beverage Corp.*		520	5,985
Pepsi Bottling Group, Inc.		4,600	154,928

			248,281

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

Country Code	Shares	Value

BIOTECHNOLOGY – 0.3%
Acorda Therapeutics, Inc.*	2,700	$46,062
Alexion Pharmaceuticals, Inc.*	900	40,554
Alnylam Pharmaceuticals, Inc.*	300	4,557
Array Biopharma, Inc.*	1,100	12,837
Cytrx Corp.*	4,600	14,352
Halozyme Therapeutics Inc*	500	4,615
Immunomedics, Inc.*	5,400	22,410
Indevus Pharmaceuticals, Inc.*	500	3,365
Isis Pharmaceuticals, Inc.*	3,300	31,944
Maxygen, Inc.*	200	1,714
Medarex, Inc.*	300	4,287
Myriad Genetics, Inc.*	600	22,314
OSI Pharmaceuticals, Inc.*	1,000	36,210
Pharmion Corp.*	500	14,475
Regeneron Pharmaceuticals, Inc.*	6,500	116,480

		376,176

BUILDING PRODUCTS – 0.2%
American Woodmark Corp.	1,300	44,980
Apogee Enterprises, Inc.	2,000	55,640
Builders FirstSource, Inc.*	500	8,030
Lennox International, Inc.	1,600	54,768
Universal Forest Products, Inc.	2,900	122,554

		285,972

CAPITAL MARKETS – 0.9%
Apollo Investment Corp.	2,700	58,104
Ares Capital Corp.	3,200	53,920

	Country Code	Shares	Value

Cohen & Steers, Inc.		2,500	$108,625
GAMCO Investors, Inc.		900	50,445
GFI Group, Inc.*		900	65,232
Janus Capital Group, Inc.		6,700	186,528
Knight Capital Group, Inc.*		5,929	98,421
Mcg Capital Corp.		1,600	25,632
Piper Jaffray Cos., Inc.*		5,600	312,088
Prospect Capital Corp		300	5,241
SWS Group, Inc.		1,950	42,159
Technology Investment Capital Corp.		100	1,579
Us Global Investors Inc.		700	15,869
WP Carey & Co., LLC		1,200	37,740

			1,061,583

CHEMICALS – 3.5%
Albemarle Corp.		3,400	131,002
Cabot Corp.		2,900	138,272
Calgon Carbon Corp.*		4,400	51,040
Celanese Corp.		4,000	155,120
CF Industries Holdings, Inc.		5,200	311,428
Ferro Corp.		9,200	229,356
Fuller H B Co.		5,600	167,384
Hercules, Inc.*		15,800	310,470
Innophos Holdings, Inc.		2,000	28,600
Innospec, Inc.		800	47,368
International Flavors & Fragrances, Inc.		1,000	52,140
Koppers Holdings, Inc.		1,900	63,992
Landec Corp.*		2,000	26,800
LSB Industries, Inc.*		900	19,242
Lubrizol Corp.		2,700	174,285
Lyondell Chemical Co.		4,600	170,752
Minerals Technologies, Inc.		1,300	87,035
Nalco Holding Co.		5,600	153,720
NewMarket Corp.		1,000	48,370

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value

Olin Corp.		4,600	$96,600
OM Group, Inc.*		700	37,044
Pioneer Cos., Inc.*		1,400	48,118
PolyOne Corp.*		6,800	48,892
Rockwood Holdings, Inc.*		6,300	230,265
Schulman A, Inc.		500	12,165
Sensient Technologies Corp.		13,400	340,226
Spartech Corp.		10,300	273,465
Stepan Chemical Co.		500	15,140
Terra Industries, Inc.*		10,800	274,536
Tronox, Inc.		3,500	50,330
Tronox, Inc.		500	7,025
Valhi, Inc.		3,100	50,530
Valspar Corp.		3,700	105,117
WR Grace & Co.*		14,000	342,860

			4,298,689

COMMERCIAL BANKS – 1.1%
Amcore Financial, Inc.		300	8,697
Bancorpsouth, Inc.		1,100	26,906
Bankfinancial Corp.		200	3,090
Central Pacific Financial Corp.		1,200	39,612
Citizens Banking Corp.		3,600	65,880
City Holding Co.		900	34,497
Colonial Bancgroup, Inc./the		800	19,976
Columbia Banking Systems, Inc.		100	2,925
Comerica, Inc.		3,300	196,251
First BanCorp- Puerto Rico		800	8,792
First Citizens BancShares, Inc.		100	19,440
First Security Group, Inc.		2,000	21,600
FirstMerit Corp.		2,700	56,511
FNB Corp.		6,800	113,832
Frontier Financial Corp.		150	3,379
Greater Bay Bancorp		3,300	91,872
Hanmi Financial Corp.		2,100	35,826
Huntington Bancshares, Inc.		6,500	147,810

	Country Code	Shares	Value

International Bancshares Corp.		530	$13,579
Intervest Bancshares Corp.		400	11,264
National Penn Bancshares, Inc.		1,736	28,956
Oriental Financial Group		100	1,091
Park National Corp.		700	59,353
Porter Bancorp, Inc.		300	6,828
Preferred Bank		400	16,000
Republic Bancorp, Inc.		215	3,567
Southwest Bancorp, Inc.		100	2,404
SVB Financial Group*		4,800	254,928
TCF Financial Corp.		1,000	27,800
Texas Capital Bancshares Inc*		200	4,470
UMB Financial Corp.		1,200	44,244
WesBanco, Inc.		400	11,800

			1,383,180

COMMERCIAL SERVICES & SUPPLIES – 6.3%
ABM Industries, Inc.		12,500	322,625
Acco Brands Corp.*		12,200	281,210
Administaff, Inc.		7,500	251,175
Angelica Corp.		100	2,108
Bowne & Co., Inc.		2,400	46,824
Cdi Corp.		1,900	61,180
Cenveo, Inc.*		6,400	148,416
Clean Harbors, Inc.*		800	39,536
Comfort Systems USA, Inc.		3,300	46,794
COMSYS IT Partners, Inc.*		3,400	77,554
Consolidated Graphics, Inc.*		4,200	290,976
Cornell Cos., Inc.*		500	12,280
D & B Corp.		100	10,298
Deluxe Corp.		11,100	450,771
Diamond Management & Technology Consultants, Inc.		3,000	39,600
Ennis, Inc.		2,000	47,040
Exponent, Inc.*		2,100	46,977
First Consulting Group, Inc.*		800	7,600

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value

FTI Consulting, Inc.*		2,000	$76,060
Geo Group, Inc.*		1,500	43,650
Healthcare Services Group, Inc.		400	11,800
Heidrick & Struggles International, Inc.*		5,900	302,316
HNI Corp.		1,300	53,300
Hudson Highland Group, Inc.*		2,300	49,197
IHS, Inc.*		3,300	151,800
IKON Office Solutions, Inc.		26,700	416,787
Interface, Inc.		7,400	139,564
Kelly Services, Inc.		1,600	43,936
Kforce, Inc.*		800	12,784
Knoll, Inc.		13,700	306,880
Korn / Ferry International*		14,600	383,396
Labor Ready, Inc.*		16,400	379,004
M&F Worldwide Corp.*		300	19,974
Manpower, Inc.		2,400	221,376
Mcgrath Rentcorp.		400	13,476
Miller Herman, Inc.		4,100	129,560
PHH Corp.*		5,100	159,171
Pike Electric Corp.*		2,000	44,760
Republic Services, Inc.		5,900	180,776
Resources Global Professionals*		1,200	39,816
Rollins, Inc.		4,800	109,296
RR Donnelley & Sons Co.		4,900	213,199
RSC Holdings, Inc.*		7,000	140,000
Spherion Corp.*		5,900	55,401
Steelcase, Inc.		5,900	109,150
Taleo Corp.*		1,700	38,301
Team, Inc.*		1,000	44,970
Teletech Holdings, Inc.*		4,000	129,920
Tetra Tech, Inc.*		14,400	310,320
United Stationers, Inc.*		5,600	373,184
Viad Corp.		8,000	337,360
Volt Information Sciences, Inc.*		3,750	69,150
Waste Connections, Inc.*		3,200	96,768

	Country Code	Shares	Value

Waste Industries USA, Inc.		600	$20,484
Watson Wyatt Worldwide, Inc.		8,500	429,080

			7,838,930

COMMUNICATIONS EQUIPMENT – 3.1%
3Com Corp.*		7,200	29,736
ADC Telecommunications Inc*		1,200	21,996
Adtran, Inc.		15,700	407,729
Anaren, Inc.*		2,100	36,981
Andrew Corp.*		8,200	118,408
Arris Group, Inc.*		27,000	474,930
Avaya, Inc.*		10,200	171,768
Bel Fuse, Inc.		700	25,886
Bigband Networks, Inc.*		500	6,555
C-Cor.net Corp.*		3,600	50,616
CommScope, Inc.*		4,300	250,905
Comtech Group Inc*		500	8,255
Comtech Telecommunications*		7,600	352,792
Digi International, Inc.*		400	5,896
Ditech Networks, Inc.*		2,700	22,113
Dycom Industries, Inc.*		10,600	317,788
EMS Technologies, Inc.*		1,700	37,502
Extreme Networks, Inc.*		9,400	38,070
Foundry Networks, Inc.*		9,200	153,272
Infinera Corp*		3,400	84,728
Inter-Tel, Inc.		200	4,786
Interdigital Communications Corp.*		11,000	353,870
Loral Space & Communications, Inc.*		1,400	68,992
Netgear, Inc.*		8,100	293,625
Network Equipment Technologies, Inc.*		2,100	20,034

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value

Oplink Communications, Inc.*		1,700	$25,500
Performance Technologies, Inc.*		700	3,164
Plantronics, Inc.		3,600	94,392
Polycom, Inc.*		900	30,240
Sonus Networks, Inc.*		26,000	221,520
Starent Networks Corp*		2,110	31,017
Utstarcom, Inc.*		11,200	62,832
Viasat, Inc.*		2,200	70,620

			3,896,518

COMPUTERS & PERIPHERALS – 0.8%
Avid Technology, Inc.*		900	31,815
Brocade Communications Systems, Inc.*		7,400	57,868
Data Domain, Inc.*		1,050	24,150
Eletronics for Imaging, Inc.*		9,500	268,090
Emulex Corp.*		8,400	183,456
Hypercom Corp.*		4,600	27,186
Immersion Corp*		200	2,996
Novatel Wireless, Inc.*		3,000	78,060
Palm, Inc.*		3,900	62,439
PROS Holdings, Inc.*		4,800	62,880
Stratasys, Inc.*		900	42,282
Western Digital Corp.*		5,300	102,555

			943,777

CONSTRUCTION & ENGINEERING – 1.3%
Aecom Technology Corp.*		4,200	104,202
Chicago Bridge & Iron Co.		3,500	132,090
EMCOR Group, Inc.*		6,900	503,010
Granite Construction, Inc.		1,700	109,106
Infrasource Services, Inc.*		9,000	333,900

	Country Code	Shares	Value

Integrated Electrical Services, Inc.*		900	$29,673
Jacobs Engineering Group, Inc.*		500	28,755
Perini Corp.*		6,000	369,180
Washington Group International, Inc.*		600	48,006

			1,657,922

CONSUMER FINANCE – 0.7%
Advance America Cash Advance Centers, Inc.		3,300	58,542
Advanta Corp.		9,600	298,944
AmeriCredit Corp.*		6,100	161,955
Cash America International, Inc.		5,900	233,935
Dollar Financial Corp.*		800	22,800
Ezcorp, Inc.*		2,600	34,424
World Acceptance Corp.*		2,300	98,279

			908,879

CONTAINERS & PACKAGING – 0.9%
AEP Industries, Inc.*		700	31,507
Aptargroup, Inc		3,400	120,904
Crown Holdings, Inc.*		2,000	49,940
Greif, Inc.		400	23,844
Myers Industries, Inc.		2,500	55,275
Owens-Ilinois, Inc.*		300	10,500
Packaging Corp of America		3,700	93,647
Pactiv Corp.*		4,900	156,261
Rock-Tenn Co.		10,400	329,888
Silgan Holdings, Inc.		2,500	138,200
Sonoco Products Co.		3,600	154,116

			1,164,082

DISTRIBUTORS – 0.0%
Keystone Automotive Industries, Inc.*		300	12,411

DIVERSIFIED CONSUMER SERVICES – 1.8%
Coinstar, Inc.*		7,300	229,804
CPI Corp.		600	41,700
DeVry, Inc.		11,100	377,622

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value

INVESTools, Inc.*		1,400	$13,944
ITT Educational Services, Inc.*		1,200	140,856
Jackson Hewitt Tax Service, Inc.		3,700	104,007
Matthews International Corp		200	8,722
Pre-Paid Legal Services, Inc.*		1,600	102,896
Regis Corp.		8,100	309,825
Service Corp International		3,400	43,452
Sotheby’s Holdings		3,500	161,070
Steiner Leisure, Ltd.*		2,300	112,976
Stewart Enterprises, Inc.		13,200	102,828
Strayer Education, Inc.		3,100	408,301
Vertrue, Inc.*		700	34,146

			2,192,149

DIVERSIFIED FINANCIAL SERVICES – 0.5%
Asset Acceptance Capital Corp.*		1,600	28,320
Asta Funding, Inc.		1,500	57,645
CIT Group, Inc.		500	27,415
International Securities Exchange, Inc.		5,100	333,285
Marketaxess Holdings, Inc.*		1,600	28,784
Portfolio Recovery Associates, Inc.		2,100	126,042
Resource America, Inc.		600	12,366

			613,857

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.8%
Alaska Communications Systems, Inc.		4,000	63,360
Atlantic Tele-network, Inc.		600	17,184
Cbeyond, Inc.*		6,900	265,719
CenturyTel, Inc.		3,700	181,485
Cincinnati Bell, Inc.*		70,900	409,802
Citizens Banking Corp.		10,976	167,604
Cogent Communications Group, Inc.*		12,100	361,427

	Country Code	Shares	Value

Consolidated Communications Holdings, Inc.		2,400	$54,240
CT Communications, Inc.		1,900	57,969
Embarq Corp.		3,600	228,132
General Communication, Inc.*		3,500	44,835
Golden Telecom, Inc.		400	22,004
Iowa Telecommunication Services, Inc.		2,800	63,644
North Pittsburgh Systems, Inc.		200	4,250
Ntelos Holdings Corp		1,600	44,224
Paetec Holding Corp.*		5,000	56,450
Premiere Global Services, Inc.*		14,100	183,582

			2,225,911

ELECTRIC UTILITIES – 0.9%
Allete, Inc.		2,000	94,100
Central Vermont Public Service Corp.		500	18,840
El Paso Electric Co.*		11,900	292,264
Idacorp, Inc.		4,000	128,160
Otter Tail Corp.		2,900	93,003
Portland General Electric Co.		1,500	41,160
UIL Holdings Corp.		399	13,207
Unisource Energy Corp		9,800	322,322
Westar Energy, Inc.		3,600	87,408

			1,090,464

ELECTRICAL EQUIPMENT – 1.5%
Acuity Brands, Inc.		3,800	229,064
AuthenTec, Inc.*		3,800	39,330
Azz, Inc.*		1,000	33,650
Baldor Electric Co.		700	34,496
Belden CDT, Inc.		3,959	219,131
EnerSys*		2,600	47,580
Genlyte Group, Inc.*		800	62,832
GrafTech International, Ltd.*		26,000	437,840
II-VI, Inc.*		3,600	97,812

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value

Powell Industries, Inc.*		200	$6,352
The Lamson & Sessions Co.*		1,200	31,884
Thomas & Betts Corp.*		2,600	150,800
Vicor Corp.		900	11,907
Woodward Governor Co.		7,500	402,525

			1,805,203

ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.8%
Acacia Research – Acacia Technologies*		3,800	61,408
Aeroflex, Inc.*		1,900	26,923
Agilysys, Inc.		2,700	60,750
Arrow Financial Corp.*		3,700	142,191
Avnet, Inc.*		4,300	170,452
AVX Corp.		3,000	50,220
Checkpoint Systems, Inc.*		2,900	73,225
Cognex Corp.		3,900	87,789
CPI International, Inc.*		900	17,847
CTS Corp.		2,800	35,448
Dolby Laboratories, Inc.*		800	28,328
Echelon Corp*		300	4,689
Excel Technology, Inc.*		500	13,970
Faro Technologies, Inc.*		1,300	41,418
Flir Systems, Inc.*		1,200	55,500
Insight Enterprises, Inc.*		5,100	115,107
Littelfuse, Inc.*		7,500	253,275
Lojack Corp*		1,500	33,435
Methode Electronics, Inc.		3,400	53,210
Mettler Toledo International, Inc.*		1,500	143,265
MTS Technologies, Inc.		1,400	62,538
National Instruction Corp.		1,600	52,112
OYO Geospace Corp.*		400	29,676

	Country Code	Shares	Value

Park Electrochemical Corp.		2,000	$56,360
Pc Connection, Inc.*		1,800	23,832
Rofin-Sinar Technologies, Inc.*		5,000	345,000
Rogers Corp.*		100	3,700
Smart Modular Technologies, Inc.*		1,900	26,144
SYNNEX Corp.*		500	10,305
Technitrol, Inc.		3,100	88,877
Tektronix, Inc.		600	20,244
Vishay Intertechnology, Inc.*		1,600	25,312
X-ritem, Inc.		100	1,477
Zygo Corp.*		1,100	15,719

			2,229,746

ENERGY EQUIPMENT & SERVICES – 1.8%
Atwood Oceanics, Inc.*		2,300	157,826
Dawson Geophysical Co.*		700	43,022
Dresser-rand Group Inc*		1,200	47,400
Ensco International, Inc.		600	36,606
Ensign Energy Services, Inc.	CA	1,700	30,373
Global Industries, Inc.*		6,700	179,694
Grey Wolf, Inc.*		32,200	265,328
Gulfmark Offshore, Inc.*		5,200	266,344
Hercules Offshore, Inc.*		7,000	226,660
Input/Output, Inc.*		4,100	64,001
Leader Energy Services, Ltd. (1)*	CA	12,600	8,886
Lufkin Industries, Inc.		400	25,820
Matrix Service Co.*		2,100	52,185
NATCO Group, Inc.*		1,600	73,664
Newpark Resources*		2,500	19,375
North American Energy Partners, Inc.*		300	6,078
Oil States International, Inc.*		4,200	173,628

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value

Parker Drilling Co.*		7,000	$73,780
Patterson-UTI Energy, Inc.		400	10,484
Superior Offshore International, Inc.*		1,500	27,300
T-3 Energy Services, Inc.*		700	23,415
Technicoil Corp.*	CA	16,600	15,454
Tidewater, Inc.		2,600	184,288
Todco*		800	37,768
Trican Well Service, Ltd.	CA	1,200	24,475
Trico Marine Services, Inc.*		1,700	69,496
Universal Compression Holdings, Inc.*		1,700	123,199

			2,266,549

FOOD & STAPLES RETAILING – 0.7%
Arden Group, Inc.		200	27,280
BJ’s Wholesale Club, Inc.*		2,800	100,884
Casey’s General Stores, Inc.		3,800	103,588
Central European Distribution Corp.*		200	6,924
Ingles Markets, Inc.		3,400	117,130
Longs Drug Stores Corp.		3,463	181,877
Nash Finch Co.		1,500	74,250
Pathmark Stores, Inc.*		200	2,592
Performance Food Group Co.*		7,900	256,671
Spartan Stores, Inc.		1,400	46,074
Topps Co., Inc./ the		200	2,102
Wild Oats Markets, Inc.*		800	13,408

			932,780

FOOD PRODUCTS – 1.0%
Cal-maine Foods, Inc.		1,400	22,932
Corn Products International, Inc.		500	22,725
Dean Foods Co.		4,500	143,415
Flowers Foods, Inc.		8,200	273,552
Fresh Del Monte Produce, Inc.		2,800	70,140

	Country Code	Shares	Value

Hain Celestial Group, Inc.*		300	$8,142
Imperial Sugar Co.		1,600	49,264
J & J Snack Foods Corp.		700	26,418
Jm Smucker Co./ the		2,400	152,784
Lance Inc		300	7,068
Ralcorp Holdings, Inc.*		3,500	187,075
Reddy Ice Holdings, Inc.		1,700	48,484
Seaboard Corp.		50	117,250
Tyson Foods, Inc.		5,200	119,808

			1,249,057

GAS UTILITIES – 1.4%
Atmos Energy Corp.		4,700	141,282
Cascade Natural Gas Corp.		100	2,641
New Jersey Resources Corp.		6,100	311,222
Nicor, Inc.		3,500	150,220
Northwest Natural Gas Co.		4,800	221,712
Oneok, Inc.		3,700	186,517
South Jersey Industries, Inc.		3,200	113,216
Southwest Gas Corp.		7,000	236,670
UGI Corp.		3,959	108,002
WGL Holdings, Inc.		8,300	270,912

			1,742,394

HEALTH CARE EQUIPMENT & SUPPLIES – 1.8%
Advanced Medical Optics, Inc.*		3,600	125,568
Align Technology, Inc.*		2,600	62,816
Analogic Corp.		900	66,159
Cholestech Corp.*		800	17,592
Conmed Corp.*		6,400	187,392
Cynosure, Inc.*		400	14,572
Dade Behring Holdings, Inc.		3,400	180,608
Datascope Corp.		900	34,452
Edwards Lifesciences Corp.*		3,000	148,020
Greatbatch, Inc.*		2,600	84,240
Hologic, Inc.*		500	27,655
Immucor, Inc.*		13,250	370,602

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value

Integra Lifesciences Holdings Corp.*		900	$44,478
Kinetic Concepts, Inc.*		2,600	135,122
Mentor Corp.		1,200	48,816
Meridian Bioscience, Inc.		2,250	48,735
Quidel Corp.*		2,000	35,120
STERIS Corp.		9,400	287,640
Tomotherapy Inc*		1,300	28,496
West Pharmaceutical Services, Inc.		5,000	235,750

			2,183,833

HEALTH CARE PROVIDERS & SERVICES – 3.7%
Air Methods Corp.*		1,300	47,671
Alliance Imaging, Inc.*		5,400	50,706
American Dental Partners, Inc.*		800	20,776
AmerisourceBergen Corp.		3,900	192,933
Apria Healthcare Group, Inc.*		12,900	371,133
Centene Corp.*		4,200	89,964
Chemed Corp.		7,000	464,030
Community Health Systems, Inc.*		3,000	121,350
Corvel Corp.*		1,200	31,368
Coventry Health Care, Inc.*		3,200	184,480
Cross Country Healthcare, Inc.*		1,100	18,348
Cryolife, Inc.*		1,900	24,719
Emergency Medical Services LP*		5,200	203,476
Genesis HealthCare Corp.*		1,000	68,420
Hanger Orthopedic Group, Inc.*		500	5,400
Health Net, Inc.*		3,400	179,520
Healthextras Inc*		3,400	100,572
Healthspring, Inc.*		13,800	263,028
Humana, Inc.*		3,100	188,821
inVentiv Health, Inc.*		400	14,644
Kindred Healthcare, Inc.*		10,900	334,848

	Country Code	Shares	Value

Laboratory Corp of America Holdings*		2,200	$172,172
Landauer, Inc.		800	39,400
LCA- Vision, Inc.		6,000	283,560
Lifepoint Hospitals, Inc.*		1,700	65,756
Matria Healthcare, Inc.*		700	21,196
Medcath Corp.*		2,500	79,500
Molina Healthcare, Inc.*		6,500	198,380
National Healthcare Corp.		200	10,320
Nighthawk Radiology Holdings, Inc.*		1,300	23,465
Option Care, Inc.		400	6,160
PSS World Medical, Inc.*		11,300	205,886
Sierra Health Services, Inc.*		400	16,632
Skilled Healthcare Group, Inc.*		4,700	72,897
Sunrise Senior Living, Inc.*		5,800	231,942
WellCare Health Plan, Inc.*		1,600	144,816

			4,548,289

HEALTH CARE TECHNOLOGY – 0.2%
Hlth Corp.*		5,800	81,258
Omnicell, Inc.*		3,100	64,418
Phase Forward, Inc.*		3,600	60,588

			206,264

HOTELS RESTAURANTS & LEISURE – 3.1%
AFC Enterprises*		2,700	46,683
Ambassadors Group, Inc.		1,400	49,742
Ameristar Casinos, Inc.		4,800	166,752
Applebees International, Inc.		11,200	269,920
Bally Technologies, Inc.*		3,000	79,260
Bob Evans Farms, Inc.		10,500	386,925
Brinker International, Inc.		4,300	125,861

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value

Buffalo Wild Wings, Inc.*		2,000	$83,180
California Pizza Kitchen, Inc.*		1,750	37,590
CBRL Group, Inc.		7,396	314,182
CEC Entertainment, Inc.*		6,800	239,360
CKE Restaurants, Inc.		12,000	240,840
Darden Restaurants, Inc.		3,700	162,763
Dennys Corp.*		10,800	48,060
Domino’s Pizza, Inc.		12,600	230,202
Dover Downs Gaming & Entertainment, Inc.		350	5,254
Ihop Corp.		6,100	332,023
Jack In The Box, Inc.*		3,800	269,572
Luby’s Cafeterias, Inc.*		1,900	18,354
McCormick & Schmicks Seafood*		1,600	41,504
Monarch Casino & Resort, Inc.*		1,600	42,960
MTR Gaming Group, Inc.*		200	3,080
O’Charley’s, Inc.		2,300	46,368
Premier Exhibitions, Inc.*		1,100	17,336
Ruby Tuesday, Inc.		4,100	107,953
Speedway Motorsports, Inc.		600	23,988
Vail Resorts, Inc.*		2,800	170,436
Wendy’s International, Inc.		4,700	172,725
WMS Industries, Inc.*		825	23,809
Wyndham Worldwide Corp.*		2,600	94,276

			3,850,958

HOUSEHOLD DURABLES – 1.6%
American Greetings Corp.		14,000	396,620
Avatar Holdings, Inc.*		500	38,470
Black & Decker Corp		1,000	88,310
Blyth, Inc.		6,400	170,112

	Country Code	Shares	Value

Champion Enterprises, Inc.*		8,500	$83,555
CSS Industries, Inc.		400	15,844
Helen Of Troy, Ltd.*		1,500	40,500
Hooker Furniture Corp.		600	13,464
Kimball International, Inc.		6,400	89,664
La Z Boy, Inc.		3,500	40,110
Leggett & Platt, Inc.		2,300	50,715
Libbey, Inc.		800	17,256
Newell Rubbermaid, Inc.		1,000	29,430
NYR, Inc.*		100	67,975
Ryland Group, Inc.		2,500	93,425
Stanley Furniture Co., Inc.		700	14,378
Tempur-Pedic International, Inc.		13,900	360,010
Tupperware Brands Corp.		12,700	364,998
Universal Electronics, Inc.*		1,000	36,320

			2,011,156

HOUSEHOLD PRODUCTS – 0.3%
Clorox Co.		2,900	180,090
Energizer Holdings, Inc.*		1,900	189,240
WD-40 Co.		900	29,583

			398,913

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.3%
Canadian Hydro Developers, Inc.*	CA	7,800	45,401
Mirant Corp.*		1,400	59,710
NRG Energy, Inc.*		5,600	232,792

			337,903

INDUSTRIAL CONGLOMERATES – 0.2%
Raven Industries Inc		200	7,142
Sequa Corp.*		1,100	123,200
Standex International Corp		200	5,688
Teleflex, Inc.		400	32,712
Tredegar Corp.		3,600	76,680

			245,422

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value

INSURANCE – 6.6%
Affirmative Insurance Holdings, Inc.		500	$7,625
Alfa Corp.		800	12,456
Allied World Assurance Holdings, Ltd.		1,400	71,750
Ambac Financial Group, Inc.		2,300	200,537
American Equity Investment Life Holding Co.		3,700	44,696
American Financial Group, Inc.		3,600	122,940
American Physicians Capital, Inc.*		1,450	58,725
Amerisafe, Inc.*		1,400	27,482
Amtrust Financial Services, Inc.		4,200	78,918
Arch Cap Group, Ltd.*		300	21,762
Argonaut Group, Inc.		6,000	187,260
Aspen Insurance Holdings, Ltd.		6,600	185,262
Assurant, Inc.		3,400	200,328
Assured Guaranty, Ltd.		4,300	127,108
Bristol West Holdings, Inc.		1,700	38,029
Cincinnati Financial Corp.		1,700	73,780
CNA Surety Corp.*		4,400	83,204
Commerce Group, Inc.		4,100	142,352
Darwin Professional Underwriters, Inc.*		700	17,619
Delphi Financial Group, Inc.		9,350	391,017
Donegal Group, Inc.		533	7,942
EMC Insurance Group, Inc.		700	17,374
Endurance Specialty Holdings Ltd		1,900	76,076
FBL Financial Group, Inc.		2,300	90,436
Fidelity National Title Group, Inc.		7,300	173,010
First American Corp.		2,800	138,600

	Country Code	Shares	Value

FPIC Insurance Group, Inc.*		1,300	$53,001
Great American Financial Resources, Inc.		200	4,838
Greenlight Capital Re, Ltd.*		200	4,506
Harleysville Group, Inc.		2,500	83,400
Hilb Rogal & Hobbs Co.		3,000	128,580
Horace Mann Educators Corp.		9,200	195,408
Infinity Property & Casualty Corp.		5,600	284,088
IPC Holdings, Ltd.		7,700	248,633
LandAmerica Financial Group, Inc.		4,700	453,503
Markel Corp.*		100	48,456
Max Re Capital, Ltd.		4,100	116,030
MBIA, Inc.		2,900	180,438
Meadowbrook Insurance Group, Inc.*		3,900	42,744
Montpelier Re Holdings, Ltd.		5,600	103,824
National Western Life Insurance Co.		100	25,292
Nationwide Financial Services		2,500	158,050
Nymagic, Inc.		900	36,180
Odyssey Re Holdings Corp.		1,800	77,202
Ohio Casualty Corp.		10,900	472,079
Old Republic International Corp.		300	6,378
PartnerRe, Ltd.		1,600	124,000
Philadelphia Consolidated Holding Co.*		1,000	41,800
Phoenix Cos., Inc.		21,400	321,214
Platinum Underwriters Holdings, Ltd.		4,500	156,375
ProAssurance Corp.*		4,500	250,515
Procentury Corp.		2,000	33,520
Pxre Group, Ltd.*		2,000	9,280
Reinsurance Group of America, Inc.		1,800	108,432
RenaissanceRe Holdings, Ltd.		1,700	105,383

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value

RLI Corp.		6,200	$346,890
Safeco Corp.		3,000	186,780
Safety Insurance Group, Inc.		1,000	41,400
SeaBright Insurance Holdings, Inc.*		2,300	40,204
Security Capital Assurance, Ltd.		2,400	74,088
Selective Insurance Group, Inc.		6,600	177,408
State Auto Financial Corp.		2,300	70,495
The Midland Co.		1,200	56,328
Transatlantic Holdings, Inc.		600	42,678
United America Indemnity, Ltd.*		6,500	161,655
United Fire & Casualty Co.		1,000	35,380
Universal American Financial Corp.*		800	17,024
Zenith National Insurance Corp.		8,500	400,265

			8,120,032

INTERNET & CATALOG RETAIL – 0.8%
1-800-flowers.com, Inc.*		3,100	29,233
Blue Nile, Inc.*		2,300	138,920
Expedia, Inc.*		6,918	202,628
FTD Group, Inc.		2,500	46,025
Gaiam, Inc.*		900	16,407
GSI Commerce, Inc.*		1,800	40,878
PetMed Express Common, Inc.*		600	7,704
Priceline.com, Inc.*		6,200	426,188
Systemax, Inc.		1,700	35,377
Valuevision Media, Inc.*		400	4,528

			947,888

INTERNET SOFTWARE & SERVICES – 1.8%
Asiainfo Holdings, Inc.*		3,600	34,920
Chordiant Software, Inc.*		3,300	51,678
CMGI, Inc.*		113,600	221,520
ComScore, Inc.*		700	16,205

	Country Code	Shares	Value

DealerTrack Holdings, Inc.*		2,100	$77,364
Earthlink, Inc.*		2,900	21,663
Greenfield Online, Inc.*		400	6,364
Ibasis Inc*		200	2,010
Imergent, Inc.		1,300	31,798
Internet Capital Group, Inc.*		500	6,200
Interwoven, Inc.*		3,900	54,756
j2 Global Communications, Inc.*		10,100	352,490
Limelight Networks Inc*		2,960	58,549
Open Text Corp.*		10,000	217,600
S1 Corp.*		6,600	52,734
SAVVIS, Inc.*		1,740	86,147
SonicWall, Inc.*		4,700	40,373
Techtarget Inc*		1,070	13,750
TheStreet.com, Inc.		2,600	28,288
Travelzoo, Inc.*		700	18,613
United Online, Inc.		22,800	375,972
Valueclick, Inc.*		5,700	167,922
VeriSign, Inc.*		6,200	196,726
Vignette Corp.*		3,000	57,480
Websense, Inc.*		4,500	95,625

			2,286,747

IT SERVICES – 2.5%
Acxiom Corp.		4,100	108,445
Alliance Data Systems Corp.*		1,400	108,192
Authorize.net Holdings, Inc.*		3,900	69,771
Broadridge Financial Solutions, Inc.		4,100	78,392
Ceridian Corp.*		757	26,495
Ciber, Inc.*		5,600	45,808
Computer Sciences Corp.*		3,700	218,855
Convergys Corp.*		5,800	140,592
Covansys Corp.*		7,100	240,903
CSG Systems International, Inc.*		13,600	360,536
Efunds Corp.*		1,200	42,348
Enernoc, Inc.*		300	11,439
Fiserv, Inc.*		4,000	227,200
Forrester Research, Inc.*		1,500	42,195

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value

Gartner, Inc.*		3,100	$76,229
infoUSA, Inc.		300	3,066
Mantech International Corp.*		6,300	194,229
MPS Group, Inc.*		15,600	208,572
NCI, Inc.*		1,600	26,832
Perot Systems Corp.*		11,900	202,776
Safeguard Scientifics, Inc.*		6,800	19,108
SAIC, Inc.*		3,900	70,473
Sapient Corp.*		3,200	24,736
SYKES Enterprises, Inc.*		3,100	58,869
Syntel, Inc.		3,600	109,404
The BISYS Group, Inc.*		18,400	217,672
TNS, Inc.		100	1,441
Total System Services, Inc.		3,300	97,383
Wright Express Corp.*		1,300	44,551

			3,076,512

LEISURE EQUIPMENT & PRODUCTS – 0.8%
Brunswick Corp.		3,800	123,994
Hasbro, Inc.		5,300	166,473
Jakks Pacific, Inc.*		2,500	70,350
K2, Inc.*		900	13,671
Mattel, Inc.		6,800	171,972
Nautilus, Inc.		3,100	37,324
Polaris Industries, Inc.		4,800	259,968
RC2 Corp.*		2,800	112,028
Steinway Musical Instruments, Inc.		800	27,672
Sturm Ruger & Co., Inc.*		2,600	40,352

			1,023,804

LIFE SCIENCES TOOLS & SERVICES – 1.2%
Bio-Rad Laboratories, Inc.*		600	45,342
Bruker BioSciences Corp.*		2,200	19,822
Dionex Corp.*		3,300	234,267
eResearch Technology, Inc.*		400	3,804
Invitrogen Corp.*		2,200	162,250

	Country Code	Shares	Value

Parexel International Corp.*		2,700	$113,562
PerkinElmer, Inc.		5,400	140,724
PharmaNet Development Group, Inc.*		2,000	63,760
Varian, Inc.*		7,300	400,259
Ventana Medical Systems, Inc.*		3,800	293,626

			1,477,416

MACHINERY – 3.5%
Accuride Corp.*		3,500	53,935
AGCO Corp.*		1,100	47,751
American Railcar Industries, Inc.		900	35,100
Ampco-Pittsburgh Corp.		1,300	52,117
Astec Industries, Inc.*		2,000	84,440
Blount International, Inc.*		200	2,616
Cascade Bancorp		1,100	86,284
CIRCOR International, Inc.		900	36,387
Clarcor, Inc.		800	29,944
Columbus Mckinnon Corp.*		900	28,980
Cummins, Inc.		2,600	263,146
EnPro Industries, Inc.*		800	34,232
Freightcar America, Inc.		800	38,272
Gardner Denver, Inc.*		5,200	221,260
Gorman-rupp Co.		200	6,372
Hardinge, Inc.		600	20,418
Hurco Cos., Inc.*		700	34,986
Kadant, Inc.*		1,900	59,280
Kaydon Corp.		6,000	312,720
Lydall, Inc.*		200	2,922
Manitowoc, Inc.		1,600	128,608
Mccoy Corp. (1)	CA	6,200	32,065
Middleby Corp.*		4,700	281,154
Miller Industries, Inc.*		200	5,020
Mueller Industries, Inc.		2,700	92,988

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value

NACCO Industries, Inc.		1,600	$248,784
Navistar International Corp., Inc.*		1,900	125,400
Nordson Corp.		3,500	175,560
Pall Corp.		4,300	197,757
RBC Bearings, Inc.*		1,400	57,750
Robbins & Myers, Inc.		1,500	79,695
SPX Corp.		2,000	175,620
Sun Hydraulics, Inc.		700	34,475
Tecumseh Products Co*		500	7,855
Tennant Co.		600	21,900
Terex Corp.*		1,300	105,690
Titan International, Inc.		1,800	56,898
Toro Co.		3,200	188,448
Valmont Industries, Inc.		5,200	378,352
Wabash National Corp.		3,300	48,279
Wabtec Corp.		11,100	405,483

			4,298,943

MARINE – 0.3%
Eagle Bulk Shipping, Inc.		900	20,169
Excel Maritime Carriers, Ltd.		1,300	32,734
Genco Shipping & Trading, Ltd.		800	33,008
Horizon Lines, Inc.		8,500	278,460

			364,371

MEDIA – 2.6%
Arbitron, Inc.		6,100	314,333
Belo Corp.		9,400	193,546
Carmike Cinemas, Inc.		400	8,784
Catalina Marketing Corp.		500	15,750
Citadel Broadcasting Corp.		2,900	18,705
Cox Radio, Inc.*		10,300	146,672
Cumulus Media, Inc.*		3,500	32,725
Dg Fastchannel, Inc.*		800	16,304

	Country Code	Shares	Value

Dreamworks Animation Skg, Inc.*		4,400	$126,896
Entravision Communications Corp.*		22,100	230,503
Gemstar-tv Guide International, Inc.*		28,200	138,744
Getty Images, Inc.*		3,000	143,430
Global Sources, Ltd.*		2,500	56,750
Gray Television Inc		700	6,489
Harris Interactive, Inc.*		3,000	16,050
Idearc, Inc.		3,700	130,721
Interactive Data Corp		200	5,356
Jon Wiley & Sons, Inc.		1,000	48,290
Journal Communications, Inc.		5,400	70,254
Knology, Inc.*		1,300	22,581
Lee Enterprises, Inc.		3,800	79,268
Lin TV Corp.*		6,300	118,503
Live Nation, Inc.*		4,000	89,520
Marvel Entertainment, Inc.*		5,200	132,496
Mediacom Communications Corp.*		12,700	123,063
Meredith Corp.		2,000	123,200
Nexstar Broadcasting Group, Inc.*		500	6,570
Regal Entertainment Group		3,300	72,369
RH Donnelley Corp.*		1,600	121,248
Scholastic Corp.*		3,700	132,978
Sinclair Broadcast Group, Inc.		21,100	300,042
Tribune Co.		2,403	70,648
Westwood One, Inc.		2,600	18,694
World Wrestling Entertainment, Inc.		2,400	38,376

			3,169,858

METALS & MINING – 2.5%
AK Steel Holding Corp.*		2,300	85,951

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value

Amerigo Resources, Ltd.	CA	20,800	$54,374
Brush Engineered Materials, Inc.*		2,500	104,975
Castle AM Co.		700	25,137
Century Aluminum Co.*		7,070	386,234
Chaparral Steel Co.		2,600	186,862
Cleveland-Cliffs, Inc.		3,100	240,777
Compass Minerals International, Inc .		7,900	273,814
Farallon Resources, Ltd.*	CA	20,100	14,553
Fnx Mining Co Inc*	CA	120	3,658
Haynes International Inc*		200	16,886
Hecla Mining Co.*		32,300	275,842
Inmet Mining Corp.	CA	200	15,497
Metal Management, Inc.		7,800	343,746
Quanex Corp.		6,200	301,940
Schnitzer Steel Industries, Inc.		7,100	340,374
Steel Dynamics, Inc.		3,780	158,420
Universal Stainless & Alloy*		500	17,615
Worthington Industries, Inc.		14,200	307,430

			3,154,085

MULTI-UTILITIES – 0.8%
Avista Corp.		10,400	224,120
Black Hills Corp.		7,200	286,200
Centerpoint Energy, Inc.		9,000	156,600
CH Energy Group, Inc.		400	17,988
Dte Energy Co		900	43,398
Energy East Corp.		1,100	28,699
Nisource, Inc.		7,100	147,041
PNM Resources, Inc.		900	25,011
Vectren Corp		1,900	51,167

			980,224

MULTILINE RETAIL – 0.7%
99 Cents Only Stores*		4,900	64,239
Big Lots, Inc.*		6,600	194,172
Conn’s, Inc.*		500	14,280

	Country Code	Shares	Value

Dillard’s, Inc.		2,835	$101,862
Dollar Tree Stores, Inc.*		4,800	209,040
Family Dollar Stores, Inc.		5,400	185,328
Fred’s, Inc.		2,800	37,464
Saks, Inc.		3,700	78,995

			885,380

OIL, GAS & CONSUMABLE FUELS – 2.8%
Alon USA Energy, Inc.		5,900	259,659
Alpha Natural Resources, Inc.*		7,000	145,530
Arlington Tankers Ltd		200	5,736
Berry Petroleum Co.		7,300	275,064
Cabot Oil & Gas Corp		300	11,064
Celtic Exploration, Ltd.*	CA	900	12,280
Continental Resources, Inc.*		7,800	124,800
Copano Energy		1,500	64,005
Delek US Holdings, Inc.		3,000	79,950
Delphi Energy Corp.*	CA	2,300	3,958
Frontier Oil Corp.		3,700	161,949
Frontline, Ltd.		2,600	119,210
Galleon Energy, Inc.*	CA	2,050	33,812
General Maritime Corp.		6,300	168,714
Golar Lng, Ltd.		800	13,328
Holly Corp.		2,400	178,056
Jura Energy Corp*	CA	13,900	11,764
Kereco Energy, Ltd.*	CA	920	5,104
Knightsbridge Tankers, Ltd.		1,200	36,612
Mariner Energy, Inc.*		6,200	150,350
Markwest Hydrocarbon, Inc.		600	34,458
Meridian Resource Corp.*		1,000	3,020
Midnight Oil Exploration, Ltd.*	CA	15,100	24,422
Noble Energy, Inc.		1,500	93,585

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value

Overseas Shipholding Group, Inc.		2,100	$170,940
Paramount Resources, Ltd.*	CA	1,900	36,894
Petroleum Development Corp.*		600	28,488
Petroquest Energy, Inc.*		2,500	36,350
Plains Exploration & Production Co.*		1,400	66,934
ProEx Energy, Ltd.*	CA	1,200	16,926
Real Resources, Inc.*	CA	1,300	11,295
Rosetta Resources, Inc.*		6,600	142,164
Ship Finance International, Ltd.		2,100	62,328
Sound Energy Trust	CA	2,300	8,738
Sunoco, Inc.		2,500	199,200
Sure Energy, Inc.*	CA	1,867	2,282
Swift Energy Co.*		200	8,552
Teekay Shipping Corp.		900	52,119
Tesoro Corp.		3,200	182,880
TUSK Energy Corp.*	CA	21,307	39,671
USEC, Inc.*		10,900	239,582
Western Refining, Inc.		2,000	115,600

			3,437,373

PAPER & FOREST PRODUCTS – 0.3%
Bowater, Inc.		5,800	144,710
Buckeye Technologies, Inc.*		4,200	64,974
Mercer International, Inc.*		2,200	22,440
Neenah Paper, Inc.		1,300	53,638
Schweitzer-Mauduit International, Inc.		1,600	49,600

			335,362

PERSONAL PRODUCTS – 0.8%
Alberto Culver		5,800	137,576
Chattem, Inc.*		3,300	209,154
Elizabeth Arden, Inc.*		1,800	43,668
Estee Lauder Cos., Inc./ The		3,200	145,632
Inter Parfums, Inc.		300	7,986
Mannatech, Inc.		1,500	23,835

	Country Code	Shares	Value

NBTY, Inc.*		4,000	$172,800
Nu Skin Enterprises, Inc.		2,300	37,950
Playtex Products, Inc.*		12,500	185,125
Prestige Brands Holdings, Inc.*		3,200	41,536

			1,005,262

PHARMACEUTICALS – 1.8%
Alpharma, Inc.		10,300	267,903
BioMimetic Therapeutics, Inc.*		2,100	32,823
Bradley Pharmaceuticals, Inc.*		2,100	45,591
Cypress Bioscience, Inc.*		2,700	35,802
Impax Laboratories Inc*		300	3,600
King Pharmaceuticals, Inc.*		7,731	158,176
Kv Pharmaceutical Co.*		7,900	215,196
Medicine Co.*		4,300	75,766
Mgi Pharma Inc*		7,500	167,775
Noven Pharmaceuticals, Inc.*		1,900	44,555
Par Pharmaceutical Cos., Inc.*		9,900	279,477
Perrigo Co.		19,000	372,020
Pozen, Inc.*		2,500	45,175
Salix Pharmaceuticals, Ltd.*		900	11,070
Sciele Pharma, Inc.*		13,700	322,772
Viropharma, Inc.*		8,300	114,540
Vivus Inc*		300	1,569

			2,193,810

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
Jones Lang LaSalle, Inc.		1,300	147,550
Stratus Properties, Inc.*		300	10,350
Thomas Properties Group Inc		100	1,598

			159,498

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value

REITS – 2.9%
Acadia Realty Trust		300	$7,785
Agree Realty Corp.		1,500	46,875
Alesco Financial, Inc.		3,700	30,081
Alexandria Real Estate Equities, Inc.		700	67,774
American Home Mortgage Investment Corp.		400	7,352
Anthracite Capital, Inc.		400	4,680
Arbor Realty Trust, Inc.		1,700	43,877
Ashford Hospitality Trust, Inc.		5,000	58,800
Associated Estates Realty Corp.		700	10,913
BioMed Realty Trust, Inc.		200	5,024
Brandywine Reality Trust		2,300	65,734
Capital Trust, Inc.		800	27,312
CBL & Associates Properties, Inc.		2,300	82,915
Cedar Shopping Centers, Inc.		1,100	15,785
Colonial Properties Trust		500	18,225
Commercial Net Lease Realty		4,300	93,998
Corporate Office Properties Trust		900	36,909
Crescent Real Estate Co.		1,100	24,684
Deerfield Triarc Capital Corp		700	10,241
DiamondRock Hospitality Co.		4,800	91,584
Digital Realty Trust, Inc.		3,100	116,808
Eastgroup Properties, Inc.		700	30,674
Entertainment Properties Trust		1,700	91,426
Equity Inns, Inc.		3,000	67,200
Equity Lifestyle Properties, Inc.		800	41,752
Equity One, Inc.		2,800	71,540

	Country Code	Shares	Value

FelCor Lodging Trust, Inc.		5,000	$130,150
First Industrial Reality Trust, Inc.		3,700	143,412
Glimcher Realty Trust		600	15,000
Gramercy Capital Corp.		1,300	35,802
Hersha Hospitality Trust		1,200	14,184
Highland Hospitality Corp.		2,900	55,680
Highwoods Properties, Inc.		2,400	90,000
Home Properties, Inc.		700	36,351
Inland Real Estate Corp.		5,000	84,900
Innkeepers USA Trust		1,200	21,276
Jer Investors Trust, Inc.		400	6,000
Kite Realty Group Trust		1,400	26,628
KKR Financial Holdings		2,200	54,802
LaSalle Hotel Properties		1,300	56,446
Lexington Corporate Properties Trust		3,400	70,720
LTC Properties, Inc.		1,600	36,400
Luminent Mortgage Capital, Inc.		900	9,081
Medical Properties Trust, Inc.		600	7,938
Mid America Apartment Communities, Inc.		900	47,232
National Health Investors, Inc.		600	19,032
Nationwide Health Properties, Inc.		6,400	174,080
Newcastle Investment Corp.		2,500	62,675
Omega Healthcare Investors, Inc.		3,800	60,154
Parkway Properties, Inc.		1,100	52,833
Pennsylvania Real Estate Investment		2,800	124,124

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value

PS Business Parks, Inc.		1,100	$69,707
RAIT Investment Trust		2,700	70,254
Ramco Gershenson Properties Trust		1,000	35,930
Realty Income Corp.		5,200	130,988
Redwood Trust, Inc.		700	33,866
Resource Capital Corp.		200	2,796
Saul Centers, Inc.		400	18,140
Senior Housing Properties Trust		5,800	118,030
Sovran Self Storage, Inc.		600	28,896
Spirit Finance Corp.		4,000	58,240
Strategic Hotels & Resorts, Inc.		3,000	67,470
Sunstone Hotel Investors, Inc.		3,200	90,848
Tanger Factory Outlet Centers, Inc.		2,500	93,625
Taubman Centers, Inc.		1,000	49,610
Washington Real Estate Investment Trust		1,600	54,400
Winston Hotels, Inc.		800	12,000

			3,539,648

ROAD & RAIL – 0.7%
Avis Budget Group, Inc.*		5,300	150,679
Con-way, Inc.		2,700	135,648
Dollar Thrifty Automotive Group*		1,800	73,512
Genesee & Wyoming, Inc.*		200	5,968
Kansas City Southern*		3,900	146,406
Laidlaw International, Inc.		3,540	122,307
Landstar Systems, Inc.		2,400	115,800
Redcorp Venture Ltd. (1)	CA	91,400	39,965
Redcorp Venture Ltd. (1)	CA	45,700	881
Saia, Inc.*		1,200	32,712

			823,878

	Country Code	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 5.0%
Actel Corp.*		2,300	$31,993
Advanced Energy Industries, Inc.*		14,700	333,102
AMIS Holdings, Inc.*		16,300	204,076
Amkor Technology, Inc.*		16,700	263,025
Asyst Technologies, Inc.*		3,500	25,305
Atheros Communications, Inc.*		11,300	348,492
ATMI, Inc.*		8,300	249,000
Axcelis Technologies, Inc.*		7,000	45,430
Brooks Automation, Inc.*		17,300	313,995
Cabot Microelectronics Corp.*		700	24,843
Cohu, Inc.		200	4,450
Credence Systems Corp*		3,600	12,960
Cymer, Inc.*		8,600	345,720
Entegris, Inc.*		17,000	201,960
Exar Corp.*		3,400	45,560
Fairchild Semiconductor International, Inc.*		6,400	123,648
FEI Co.*		9,900	321,354
Hittite Microwave Corp.*		2,700	115,371
Intersil Holding Corp.		1,200	37,752
Intevac, Inc.*		2,100	44,646
Kla-Tencor Corp.		1,100	60,445
Kulicke & Soffa Industries, Inc.*		6,384	66,841
Lam Research Corp.*		3,000	154,200
LTX Corp.*		3,529	19,621
Mattson Technology, Inc.*		900	8,730
Micrel, Inc.		28,200	358,704
Microchip Technology Inc		300	11,112
MKS Instruments, Inc.*		13,100	362,870
Monolithic Power Systems, Inc.*		500	8,725

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value

National Semiconductor Corp.		8,000	$226,160
Netlogic Microsystems, Inc.*		1,200	38,208
Novellus Systems, Inc.*		4,800	136,176
ON Semiconductor Corp.*		15,400	165,088
RF Micro Devices, Inc.*		10,400	64,896
Rudolph Technologies Inc*		200	3,322
Semtech Corp*		7,500	129,975
Silicon Storage Technology, Inc.*		9,700	36,181
Sirf Technology Holdings, Inc.*		2,100	43,554
Supertex, Inc.*		800	25,072
Teradyne, Inc.*		8,000	140,640
Tessera Technologies, Inc.*		6,800	275,740
Triquint Semiconductor, Inc.*		5,100	25,806
Varian Semiconductor Equipment, Inc.*		4,500	180,270
Verigy, Ltd.*		10,800	308,988
Xilinx, Inc.		5,600	149,912
Zoran Corp.*		8,100	162,324

			6,256,242

SOFTWARE – 3.7%
Actuate Corp.*		8,800	59,752
Advent Software, Inc.*		1,100	35,805
Ansoft Corp.*		2,700	79,623
Aspen Technology, Inc.*		16,600	232,400
Blackbaud, Inc.		7,800	172,224
Blackboard Inc*		700	29,484
BMC Software, Inc.*		5,835	176,801
Cadence Design Systems, Inc.*		8,400	184,464
Cognos, Inc.*		2,600	103,142
Compuware Corp.*		14,900	176,714
Comverge Inc*		140	4,341
Epicor Software Corp.*		7,200	107,064
Epiq Systems, Inc.*		3,750	60,600
Fair Issac Corp.		4,100	164,492

	Country Code	Shares	Value

FalconStor Software, Inc.*		4,200	$44,310
i2 Technologies, Inc.*		1,300	24,232
Interactive Intelligence, Inc.*		200	4,120
Jack Henry & Associates, Inc.		7,700	198,275
Magma Design Automation, Inc.*		3,900	54,756
Manhattan Associates, Inc.*		4,700	131,177
McAfee, Inc.*		5,300	186,560
Mentor Graphics Corp.*		20,300	267,351
Micros Systems, Inc.*		2,600	141,440
Microstrategy, Inc.*		2,959	279,596
Opnet Technologies, Inc.*		100	1,151
Parametric Technology Corp.*		11,900	257,159
Quality Systems, Inc.		2,700	102,519
Quest Software, Inc.*		8,900	144,091
Radiant Systems, Inc.*		1,100	14,564
Secure Computing Corp.*		4,500	34,155
SPSS, Inc.*		3,500	154,490
Sybase, Inc.*		5,200	124,228
Synopsys, Inc.*		5,870	155,144
The9, Ltd.*		3,600	166,536
Tibco Software, Inc.*		44,300	400,915
Tyler Technologies, Inc.*		2,600	32,266
Ultimate Software Group, Inc.*		200	5,786
Wind River Systems, Inc.*		4,400	48,400

			4,560,127

SPECIALTY RETAIL – 4.1%
A.C. Moore Arts & Crafts, Inc*		1,800	35,298
Aeropostale, Inc.*		9,800	408,464
American Eagle Outfitters, Inc.		4,550	116,753
AnnTaylor Stores Corp.*		2,700	95,634

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value

Asbury Automotive Group, Inc.		10,900	$271,955
Autozone, Inc.*		1,400	191,268
Big 5 Sporting Goods Corp		800	20,400
Blockbuster, Inc.*		10,800	46,548
Books-A-Million, Inc.		2,300	38,962
Brown Shoe, Inc.		3,720	90,470
Buckle, Inc.		8,550	336,870
Casual Male Retail Group, Inc.*		1,900	19,190
Cato Corp.		700	15,358
Charming Shoppes, Inc.*		5,600	60,648
CSK Auto Corp.*		4,000	73,600
Dress Barn, Inc.*		9,200	188,784
DSW, Inc.*		4,200	146,244
GameStop Corp.*		300	11,730
Genesco, Inc.*		4,100	214,471
Gymboree Corp.*		8,629	340,069
Jo-ann Stores, Inc.*		2,500	71,075
JOS A Bank Clothiers Inc.*		1,100	45,617
Mens Wearhouse, Inc.		2,900	148,103
Midas, Inc.*		1,700	38,539
Monro Muffler, Inc.		800	29,960
Office Depot, Inc.*		2,400	72,720
Payless Shoesource, Inc.*		6,783	214,004
Pep Boys-manny Moe & Jack		3,700	74,592
RadioShack Corp.		5,600	185,584
Rental-A-Center, Inc.*		15,900	417,057
Ross Stores, Inc.		4,800	147,840
Sally Beauty Holdings, Inc.*		17,700	159,300
Sherwin-Williams Co/The		2,700	179,469
Shoe Carnival, Inc.*		1,200	32,988
Sonic Automotive, Inc.		9,100	263,627
Stage Stores, Inc.		8,300	173,968
Syms Corp.*		100	1,973
The Wet Seal, Inc.*		7,100	42,671
Travelcenters Of America Llc*		100	4,045

	Country Code	Shares	Value

Tween Brands, Inc.*		2,000	$89,200
West Marine, Inc.*		1,100	15,136

			5,130,184

TEXTILES, APPAREL & LUXURY GOODS – 1.6%
Cherokee, Inc.		800	29,232
Columbia Sportswear Co.		2,000	137,360
Deckers Outdoor Corp.*		3,300	332,970
Fossil, Inc.*		7,600	224,124
Hanesbrands, Inc.*		2,700	72,981
Kellwood Co.		4,300	120,916
Liz Claiborne, Inc.		4,100	152,930
Madden Steven, Ltd.		1,500	49,140
Maidenform Brands, Inc.*		2,100	41,706
Movado Group, Inc.		3,500	118,090
Oxford Industries, Inc.		1,500	66,510
Perry Ellis International, Inc.*		1,400	45,038
Phillips-Van Heusen Corp.		600	36,342
Skechers U.S.A,. Inc.*		700	20,440
Stride Rite Corp.		1,100	22,286
Unifirst Corp.		800	35,240
Warnaco Group, Inc.*		3,400	133,756
Wolverine World Wide, Inc.		12,300	340,833

			1,979,894

THRIFT & MORTGAGE FINANCE – 1.6%
Astoria Financial Corp.		1,200	30,048
City Bank		200	6,302
Corus Bankshares, Inc.		6,200	107,012
Downey Financial Corp.		2,400	158,352
Federal Agricultural Mortgage Corp.		1,000	34,220
First Federal Financial Corp.*		4,200	238,266
First Financial Corp.		200	6,542
First Niagara Financial Group, Inc.		18,500	242,350

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value

Franklin Bank Corp.*		800	$11,920
Hudson City Bancorp, Inc.		10,400	127,088
ITLA Capital Corp.		300	15,636
MAF Bancorp, Inc.		4,100	222,466
MGIC Investment Corp.		1,600	90,976
Ocwen Financial Corp.*		6,400	85,312
PFF Bancorp, Inc.		500	13,965
PMI Group, Inc.		3,300	147,411
Provident Financial Services		6,800	107,168
Radian Group, Inc.		1,600	86,400
TierOne Corp.		1,400	42,140
Triad Guaranty, Inc.*		600	23,958
Washington Federal, Inc.		4,300	104,533
Westfield Financial, Inc.		500	4,985
WSFS Financial Corp.		300	19,629

			1,926,679

TOBACCO – 0.6%
Loews Corp.		2,300	177,721
Universal Corp.		6,000	365,520
UST, Inc.		3,700	198,727
Vector Group, Ltd.		200	4,506

			746,474

TRADING COMPANIES & DISTRIBUTORS – 0.8%
Applied Industrial Technologies, Inc.		11,650	343,675
BlueLinx Holdings, Inc.		1,600	16,784
Kaman Corp.		1,300	40,547
Tal International Group, Inc.		100	2,971
UAP Holding Corp.		12,600	379,764
Watsco, Inc.		200	10,880
WW Grainger, Inc.		2,200	204,710

			999,331

	Country Code	Shares	Value

TRANSPORTATION – 0.1%
Cai International, Inc.*		3,800	$50,084
Macquarie Infrastructure Co.		400	16,592

			66,676

WIRELESS TELECOMMUNICATION SERVICES – 0.3%
Cellcom Israel, Ltd.		3,340	88,410
Dobson Communications Corp.*		6,200	68,882
Inphonic, Inc.*		500	2,330
Rural Cellular Corp*		200	8,762
Telephone & Data Systems, Inc.		3,100	193,967
USA Mobility, Inc.*		2,600	69,576

			431,927

Total Common Stocks (cost $110,868,961)			122,276,642

	Principal Amount (000)
SHORT TERM INVESTMENT – 1.5%
REPURCHASE AGREEMENT – 1.5%
State Street Bank and Trust Company (collateralized by $1,855,000 U.S. Treasury Notes, 5.250%, 11/15/28, with a value of $1,866,594 total to be received $1,827,381) (amortized cost $1,827,000)	$1,827	1,827,000

TOTAL INVESTMENTS – 100.3%
(cost $112,695,961)		124,103,642
Liabilities in excess of other assets – (0.3)%		(333,827)

NET ASSETS – 100.0%		$123,769,815

*	Non-income producing security
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007 these securities amounted to $81,797, representing 0.07% of net assets.

CA = Canada

See Notes to Financial Statements.

FI LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value

COMMON STOCKS – 97.2%
AEROSPACE & DEFENSE – 4.0%
BE Aerospace, Inc.*	34,400	$1,420,720
Lockheed Martin Corp.	4,100	385,933
Precision Castparts Corp.	16,600	2,014,576
Raytheon Co.	12,300	662,847

		4,484,076

AIRLINES – 2.4%
AMR Corp.*	75,580	1,991,533
US Airways Group, Inc.*	23,830	721,334

		2,712,867

BEVERAGES – 0.8%
PepsiCo, Inc.	13,500	875,475

BIOTECHNOLOGY – 2.9%
Amylin Pharmaceuticals, Inc.*	5,340	219,794
Biogen Idec, Inc.*	44,580	2,385,030
Celgene Corp.*	330	18,919
Gilead Sciences, Inc.*	16,900	655,213
Theravance, Inc.*	1,100	35,200

		3,314,156

CAPITAL MARKETS – 2.1%
Merrill Lynch & Co., Inc.	11,800	986,244
SEI Investments Co.	21,200	615,648
The Goldman Sachs Group, Inc.	3,510	760,793

		2,362,685

CHEMICALS – 0.4%
Monsanto Co.	7,000	472,780

COMMUNICATIONS EQUIPMENT – 3.4%
Cisco Systems, Inc.*	135,660	3,778,131

COMPUTERS & PERIPHERALS – 10.0%
Apple Computer, Inc.*	38,261	4,669,373
Brocade Communications Systems, Inc.*	260,700	2,038,674
Hewlett-Packard Co.	62,450	2,786,519
International Business Machines Corp.	1,600	168,400
Sun Microsystems, Inc.*	302,170	1,589,414

		11,252,380

CONSTRUCTION & ENGINEERING – 2.2%
Foster Wheeler, Ltd.*	23,460	2,509,985

ELECTRIC UTILITIES – 0.1%
PPL Corp.	2,600	121,654

	Shares	Value

ELECTRICAL EQUIPMENT – 0.8%
Energy Conversion Devices, Inc.*	30,310	$934,154

ENERGY EQUIPMENT & SERVICES – 5.9%
GlobalSantaFe Corp.	5,700	411,825
National-Oilwell, Inc.*	29,400	3,064,656
Transocean, Inc.*	30,100	3,189,998

		6,666,479

FOOD & STAPLES RETAILING – 0.6%
Safeway, Inc.	10,300	350,509
Wal-Mart Stores, Inc.	6,520	313,677

		664,186

FOOD PRODUCTS – 3.4%
Conagra Foods, Inc.	80,800	2,170,288
Corn Products International, Inc.	37,260	1,693,467

		3,863,755

HEALTH CARE EQUIPMENT & SUPPLIES – 1.7%
Baxter International, Inc.	33,400	1,881,756

HEALTH CARE PROVIDERS & SERVICES – 4.5%
McKesson HBOC, Inc.	19,500	1,162,980
UnitedHealth Group, Inc.	7,700	393,778
WellPoint, Inc.*	44,500	3,552,435

		5,109,193

HOTELS RESTAURANTS & LEISURE – 2.1%
Las Vegas Sands Corp.*	31,100	2,375,729

HOUSEHOLD DURABLES – 3.1%
D.R.Horton, Inc.	29,760	593,117
KB Home	5,770	227,165
Lennar Corp.	45,960	1,680,297
Ryland Group, Inc.	25,780	963,399

		3,463,978

HOUSEHOLD PRODUCTS – 2.0%
The Procter & Gamble Co.	37,050	2,267,090

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 1.3%
Constellation Energy Group, Inc.	17,100	1,490,607

INDUSTRIAL CONGLOMERATES – 0.1%
General Electric Co.	3,000	114,840

INSURANCE – 5.3%
HCC Insurance Holdings, Inc.	18,400	614,744
Loews Corp.	6,700	341,566
The Allstate Corp.	25,400	1,562,354

See Notes to Financial Statements.

FI LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value

The Chubb Corp.	44,070	$2,385,950
Travelers Cos., Inc.	20,600	1,102,100

		6,006,714

INTERNET SOFTWARE & SERVICES – 1.2%
eBay, Inc.*	40,700	1,309,726

LIFE SCIENCES TOOLS & SERVICES – 2.9%
Charles River Laboratories International, Inc.*	4,400	227,128
PerkinElmer, Inc.	29,300	763,558
Pharmaceutical Product Development, Inc.	58,050	2,221,573

		3,212,259

MACHINERY – 4.5%
AGCO Corp.*	23,300	1,011,453
Manitowoc, Inc.	18,890	1,518,378
Terex Corp.*	30,950	2,516,235

		5,046,066

MEDIA – 1.6%
The Walt Disney Co.	9,500	324,330
Time Warner, Inc.	69,700	1,466,488

		1,790,818

METALS & MINING – 4.6%
Allegheny Technologies, Inc.	29,862	3,131,927
Nucor Corp.	1,600	93,840
RTI International Metals, Inc.*	15,100	1,138,087
Titanium Metals Corp.*	5,700	181,830
United States Steel Corp.	5,300	576,375

		5,122,059

MULTILINE RETAIL – 1.6%
Federated Department Stores, Inc.	11,600	461,448
JC Penney Co., Inc.	18,600	1,346,268

		1,807,716

OIL, GAS & CONSUMABLE FUELS – 2.1%
Frontier Oil Corp.	15,600	682,812
Holly Corp.	18,300	1,357,677
Tesoro Corp.	5,660	323,469

		2,363,958

	Shares	Value

PHARMACEUTICALS – 3.3%
Johnson & Johnson	19,080	$1,175,710
Merck & Co., Inc.	9,600	478,080
Pfizer, Inc.	4,400	112,508
Schering-Plough Corp.	65,200	1,984,688

		3,750,986

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 6.6%
Applied Materials, Inc.	131,844	2,619,740
Cymer, Inc.*	59,520	2,392,704
Cypress Semiconductor Corp*	700	16,303
Intel Corp.	10,700	255,966
MEMC Electronic Materials, Inc.*	35,050	2,142,256

		7,426,969

SOFTWARE – 5.0%
Activision, Inc.*	108,192	2,019,945
Autodesk, Inc.*	17,700	833,316
Microsoft Corp.	72,950	2,149,836
Take Two Interactive Software, Inc.*	33,000	659,010

		5,662,107

SPECIALTY RETAIL – 2.5%
Mens Wearhouse, Inc.	2,190	111,843
OfficeMax, Inc.	65,400	2,570,220
TJX Cos., Inc.	4,200	115,500

		2,797,563

TEXTILES, APPAREL & LUXURY GOODS – 0.5%
Nike, Inc.	9,800	571,242

TOBACCO – 1.1%
Altria Group, Inc.	7,910	554,808
Loews Corp.	8,130	628,205

		1,183,013

WIRELESS TELECOMMUNICATION SERVICES – 0.6%
American Tower Corp. Class A*	8,400	352,800
Nii Holdings, Inc.*	3,430	276,938

		629,738

Total Common Stocks (cost $109,702,223)		109,396,890

See Notes to Financial Statements.

FI LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Principal Amount (000)	Value

SHORT TERM INVESTMENT – 0.1%
REPURCHASE AGREEMENT – 0.1%
State Street Bank and Trust Company 2.50%, 07/02/07 (collateralized by $175,000 Federal National Mortgage Assn., 6.000%, 04/18/36, with a value of $157,719 total to be received $153,032)	$153	$153,000

TOTAL INVESTMENTS – 97.3%
(cost $109,855,223)		109,549,890
Other assets less liabilities – 2.7%		3,020,122

NET ASSETS – 100.0%		$112,570,012

*	Non-income producing security

See Notes to Financial Statements.

BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value

COMMON STOCKS – 99.8%
AEROSPACE & DEFENSE – 1.9%
Precision Castparts Corp.		6,600	$800,976
Rockwell Collins, Inc.		14,100	996,024

			1,797,000

AIR FREIGHT & LOGISTICS – 1.0%
CH Robinson Worldwide, Inc.		11,500	603,980
Expeditors International of Washington, Inc.		8,600	355,180

			959,160

AUTO COMPONENTS – 0.8%
BorgWarner, Inc.		8,900	765,756

BIOTECHNOLOGY – 2.2%
Amylin Pharmaceuticals, Inc.*		18,600	765,576
Cephalon, Inc.*		11,700	940,563
Vertex Pharmaceuticals, Inc.*		15,800	451,248

			2,157,387

CAPITAL MARKETS – 5.4%
Aberdeen Asset Management PLC	GB	199,289	783,655
Blackrock, Inc.		6,400	1,002,176
E*Trade Financial Corp.*		36,000	795,240
State Street Corp.		17,700	1,210,680
T Rowe Price Group, Inc.		27,200	1,411,408

			5,203,159

CHEMICALS – 2.1%
CF Industries Holdings, Inc.		7,800	467,142
Lyondell Chemical Co.		16,000	593,920
Potash Corp.		13,000	1,013,610

			2,074,672

	Country Code	Shares	Value

COMMERCIAL BANKS – 2.0%
Commerce Bancorp, Inc.		25,900	$958,041
UCBH Holdings, Inc.		50,900	929,943

			1,887,984

COMMERCIAL SERVICES & SUPPLIES – 8.8%
Allied Waste Industries, Inc.*		90,600	1,219,476
American Reprographics Co.*		2,600	80,054
Equifax, Inc.		40,500	1,799,010
Manpower, Inc.		19,300	1,780,232
Monster Worldwide, Inc.*		17,400	715,140
Republic Services, Inc.		51,500	1,577,960
Robert Half International, Inc.		37,154	1,356,121

			8,527,993

COMMUNICATIONS EQUIPMENT – 1.5%
F5 Networks, Inc.*		8,400	677,040
Sonus Networks, Inc.*		92,200	785,544

			1,462,584

COMPUTERS & PERIPHERALS – 2.4%
Diebold, Inc.		9,100	475,020
Emulex Corp.*		27,100	591,864
Network Appliance, Inc.*		43,800	1,278,960

			2,345,844

CONSTRUCTION & ENGINEERING – 3.1%
Fluor Corp.		10,100	1,124,837
Foster Wheeler, Ltd.*		17,400	1,861,626

			2,986,463

CONSTRUCTION MATERIALS – 0.1%
Anhui Conch Cement Co., Ltd.	HK	16,000	112,549

CONTAINERS & PACKAGING – 0.1%
Owens-Ilinois, Inc.*		4,300	150,500

DISTRIBUTORS – 0.5%
Li & Fung, Ltd.	HK	122,000	440,796

See Notes to Financial Statements.

BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value

DIVERSIFIED CONSUMER SERVICES – 1.9%
ITT Educational Services, Inc.*		9,300	$1,091,634
Strayer Education, Inc.		6,000	790,260

			1,881,894

DIVERSIFIED FINANCIAL SERVICES – 1.1%
Hong Kong Exchanges and Clearing, Ltd.	HK	74,500	1,053,832

ELECTRIC UTILITIES – 0.9%
Northeast Utilities		29,700	842,292

ELECTRICAL EQUIPMENT – 1.1%
Gamesa Corp Tecnologica	ES	12,892	470,592
Roper Industries, Inc.		3,300	188,430
Suntech Power Holdings Co., Ltd.*		10,000	364,700

			1,023,722

ELECTRONIC EQUIPMENT & INSTRUMENTS – 1.1%
Kingboard Chemical Holdings, Ltd.	HK	77,000	354,530
National Instruction Corp.		22,100	719,797

			1,074,327

ENERGY EQUIPMENT & SERVICES – 1.9%
GlobalSantaFe Corp.		25,100	1,813,475

FOOD & STAPLES RETAILING – 3.7%
BJ’s Wholesale Club, Inc.*		32,100	1,156,563
SUPERVALU, Inc.		51,400	2,380,848

			3,537,411

HEALTH CARE EQUIPMENT & SUPPLIES – 5.0%
Beckman Coulter, Inc.		20,300	1,313,004
Cytyc Corp.*		25,800	1,112,238
Dade Behring Holdings, Inc.		18,300	972,096
Respironics, Inc.*		16,100	685,699
St. Jude Medical, Inc.*		18,600	771,714

			4,854,751

	Country Code	Shares	Value

HEALTH CARE PROVIDERS & SERVICES – 2.2%
Health Net, Inc.*		13,100	$691,680
Manor Care, Inc.		7,700	502,733
Universal Health Services, Inc.		14,600	897,900

			2,092,313

HOUSEHOLD DURABLES – 1.0%
Newell Rubbermaid, Inc.		31,500	927,045

HOUSEHOLD PRODUCTS – 1.2%
Clorox Co.		18,100	1,124,010

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 1.0%
NRG Energy, Inc.*		23,600	981,052

INDUSTRIAL CONGLOMERATES – 0.9%
Carlisle Cos., Inc.		18,100	841,831

INSURANCE – 2.7%
Assurant, Inc.		14,000	824,880
Everest Re Group, Ltd.		6,400	695,296
UnumProvident Corp.		40,700	1,062,677

			2,582,853

IT SERVICES – 1.9%
Moneygram International, Inc.		38,300	1,070,485
Paychex, Inc.		19,600	766,752

			1,837,237

LEISURE EQUIPMENT & PRODUCTS – 0.6%
Pool Corp.		14,400	562,032

LIFE SCIENCES TOOLS & SERVICES – 1.5%
Charles River Laboratories International, Inc.*		28,900	1,491,818

MACHINERY – 3.9%
Graco, Inc.		15,100	608,228
Kennametal Inc.		7,400	607,022
Oshkosh Truck Corp.		15,600	981,552
Paccar, Inc.		4,875	424,320
Toro Co.		18,700	1,101,243

			3,722,365

See Notes to Financial Statements.

BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value

MEDIA – 2.4%
Cablevision Systems Corp., Class A*		30,900	$1,118,271
Focus Media Holding, Ltd.*		14,364	725,382
Getty Images, Inc.*		10,400	497,224

			2,340,877

METALS & MINING – 1.2%
Teck Cominco, Ltd.		26,700	1,134,750

MULTI-UTILITIES – 0.5%
PNM Resources, Inc.		18,300	508,557

OIL, GAS & CONSUMABLE FUELS – 5.7%
Cameco Corp.		36,200	1,836,788
Murphy Oil Corp.		11,300	671,672
Noble Energy, Inc.		12,500	779,875
Peabody Energy Corp.		17,100	827,298
Southwestern Energy Co.*		11,800	525,100
Western Oil Sands, Inc.*	CA	25,100	837,886

			5,478,619

PHARMACEUTICALS – 2.2%
Barr Pharmaceuticals, Inc.*		25,200	1,265,796
Elan Corp. PLC*		37,800	828,954

			2,094,750

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
Country Garden Holdings Co., Ltd*	HK	93,000	78,503

			78,503

REITS — 0.2%
Kimco Realty Corp.		5,678	216,162

			216,162

ROAD & RAIL – 2.1%
JB Hunt Transport Services, Inc.		36,600	1,073,112
Landstar Systems, Inc.		20,200	974,650

			2,047,762

	Country Code	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.2%
Altera Corp.		67,500	$1,493,775
Kla-Tencor Corp.		24,500	1,346,275
Lam Research Corp.*		9,800	503,720
Linear Technology Corp.		19,700	712,746

			4,056,516

SOFTWARE – 4.9%
Activision, Inc.*		65,600	1,224,752
Autodesk, Inc.*		21,800	1,026,344
Cadence Design Systems, Inc.*		65,500	1,438,380
McAfee, Inc.*		28,600	1,006,720

			4,696,196

SPECIALTY RETAIL – 6.5%
Abercrombie & Fitch Co. Class A		20,200	1,474,196
American Eagle Outfitters, Inc.		13,800	354,108
CarMax, Inc.*		28,200	719,100
Childrens Place Retail Stores, Inc.*		8,700	449,268
Dick’s Sporting Goods, Inc.*		6,800	395,556
O’Reilly Automotive, Inc.*		13,400	489,770
PETsMART, Inc.		35,900	1,164,955
Tiffany & Co.		23,000	1,220,380

			6,267,333

TEXTILES, APPAREL & LUXURY GOODS – 1.6%
CROCS, Inc.*		11,100	477,633
Gildan Activewear, Inc.*		22,600	774,954
Peace Mark Holdings, Ltd.	HK	212,000	289,579

			1,542,166

See Notes to Financial Statements.

BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	Country Code	Shares	Value

THRIFT & MORTGAGE FINANCE – 0.7%
Webster Financial Corp.		16,300	$695,521

TRADING COMPANIES & DISTRIBUTORS – 0.6%
Fastenal Co.		12,900	539,994

WIRELESS TELECOMMUNICATION SERVICES – 1.4%
American Tower Corp. Class A*		20,200	848,400
Nii Holdings, Inc.*		6,600	532,885

			1,381,285

Total Common Stocks (cost $77,346,195)			96,195,098

TOTAL INVESTMENTS – 99.8%
(cost $77,346,195)			96,195,098
Other assets less liabilities – 0.2%			183,330

NET ASSETS – 100.0%			$96,378,428

*	Non-income producing security

CA = Canada

ES = Spain

GB = United Kingdom

HK = Hong Kong

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	All Cap Fund	Investment Grade Bond Fund	Money Market Fund	Real Estate Fund	Davis Venture Value Fund	Oppenheimer Main Street Small Cap Fund	FI Large Cap Growth Fund	Blue Chip Mid Cap Fund
ASSETS
Investment in securities, at value	$13,738,219	$62,398,110	$133,937,477	$247,570,055	$75,254,753	$124,103,642	$109,549,890	$96,195,098
Cash	14,698	1,177	25,016	—	1,119	2,166	226	9,076
Foreign currency, at value	—	—	—	—	27,673	74,701	—	3,075
Interest and dividends receivable	13,486	527,002	51,646	959,743	61,057	103,262	67,957	53,838
Receivable for Fund shares sold	188	79,983	15,481	343,265	276,125	583,303	566	1,977
Receivable for investments sold	171,092	—	—	—	120,231	497,174	22,552,097	1,449,991
Receivable due from Adviser	3,638	—	—	—	—	—	—	—
Other assets	893	4,177	9,398	17,847	4,670	6,951	278	7,385

Total Assets	13,942,214	63,010,449	134,039,018	248,890,910	75,745,628	125,371,199	132,171,014	97,720,440

LIABILITIES
Payable for investments purchased	135,128	444,955	—	—	723,949	1,389,731	19,118,664	1,111,566
Payable for Fund shares redeemed	48,508	8,538	2,024	310,870	90,589	27,218	328,487	4,715
Adviser fee payable	—	48,827	72,163	516,128	87,678	85,715	74,578	164,277
Trustees fees payable	700	3,678	6,300	13,000	3,800	6,115	6,500	5,000
Accrued expenses and other liabilities	33,273	49,127	48,701	166,463	51,504	92,605	72,773	56,454

Total Liabilities	217,609	555,125	129,188	1,006,461	957,520	1,601,384	19,601,002	1,342,012

NET ASSETS	$13,724,605	$62,455,324	$133,909,830	$247,884,449	$74,788,108	$123,769,815	$112,570,012	$96,378,428

COMPOSITION OF NET ASSETS
Paid-in Capital	11,925,643	63,868,793	133,911,190	167,121,680	52,772,388	90,848,917	113,379,262	51,998,400
Accumulated undistributed (distributions in excess of) net investment income	50,330	(16,720)	—	8,262,428	741,312	271,087	(29,480)	765,482
Accumulated net realized gain (loss) on investments and foreign currency transactions	464,450	66,524	(1,360)	38,139,680	(745,229)	21,242,349	(474,437)	24,765,627
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	1,284,182	(1,463,273)	—	34,360,661	22,019,637	11,407,462	(305,333)	18,848,919

	$13,724,605	$62,455,324	$133,909,830	$247,884,449	$74,788,108	$123,769,815	$112,570,012	$96,378,428

Initial Class
Net Assets	6,430,180	43,711,845	132,408,007	107,471,670	62,859,683	85,103,977	72,802,098	96,378,428
Share of Beneficial Interest	505,837	4,625,244	132,409,367	4,599,402	4,466,617	5,164,238	7,043,141	4,344,291
Net asset value per share	$12.71	$9.45	$1.00	$23.37	$14.07	$16.48	$10.34	$22.19

Service Class
Net Assets	7,294,425	18,743,479	1,501,823	140,412,779	11,928,425	38,665,838	39,767 ,914	—
Share of Beneficial Interest	561,771	1,969,153	1,501,823	5,641,931	849,905	2,364,480	3,849,070	—
Net asset value per share	$12.98	$9.52	$1.00	$24.89	$14.04	$16.35	$10.33	$—

Investments in securities, at cost	$12,454,037	$63,861,383	$133,937,477	$213,209,394	$53,235,142	$112,695,961	$109,855,223	$77,346,195

Foreign currency, at cost	$—	$—	$—	$—	$27,661	$74,587	$—	$3,085

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2007 (Unaudited)	Sun Capital Advisers Trust

	All Cap Fund	Investment Grade Bond Fund	Money Market Fund	Real Estate Fund	Davis Venture Value Fund	Oppenheimer Main Street Small Cap Fund	FI Large Cap Growth Fund	Blue Chip Mid Cap Fund
INVESTMENT INCOME
Interest (net of foreign withholding taxes of $0; $1,024; $0; $0; $0; $0; $0 and $0, respectively)	$12,043	$1,662,407	$3,300,686	$241,305	$43,844	$19,198	$9,114	$14 ,698
Dividends (net of foreign withholding taxes of $0; $0; $0; $0; $6,178; $538; $0 and $4,198, respectively)	105,281	—	—	4,655,361	589,389	741,583	154,522	367,760

Total investment income	117,324	1,662,407	3,300,686	4,896,666	633,233	760,781	163,636	382,458

EXPENSES
Investment advisory fee	45,872	172,382	308,237	1,158,700	241,328	391,416	159,651	384,253
Distribution fee (Service Class)	8,015	15,821	1,727	155,850	3,687	13,512	20,693	—
Custody and fund accounting	31,933	42,899	38,241	48,124	41,984	201,223	49,961	55,284
Audit	16,625	19,500	14,750	18,864	16,125	16,125	16,125	16,125
Legal	1,742	7,111	16,266	34,097	8,331	12,358	6,404	11,980
Printing	763	3,704	11,421	37,259	3,392	10,749	11,671	7,415
Administration	12,187	29,038	54,476	101,289	31,670	43,921	20,252	40,766
Transfer agency	6,551	6,681	6,663	8,627	6,060	6,190	4,218	4,019
Trustees fees	419	6,139	12,820	27,794	6,582	10,604	6,172	9,942
Insurance	999	4,710	10,621	20,019	5,260	7,839	311	8,337
Miscellaneous fees	796	1,687	725	4,771	1,755	2,174	1,601	3,270

Total expenses	125,902	309,672	475,947	1,615,394	366,174	716,111	297,059	541,391

Less: Reduction of advisory fees	(45,872)	(78,373)	(165,982)	(117,891)	(72,892)	(213,858)	(103,943)	(61 ,076)
Reimbursement of operating expenses	(13,036)	—	—	—	—	—	—	—

Net expenses	66,994	231,299	309,965	1,497,503	293,282	502,253	193,116	480,315

Net investment income (loss)	50,330	1,431,108	2,990,721	3,399,163	339,951	258,528	(29,480)	(97,857)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) from investments and foreign currency transactions	471,191	69,542	(3)	7,741,622	1,035,201	4,752,541	(365,174)	9,285,710
Net increase (decrease) in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(169,456)	(1,160,160)	—	(25,030,003)	2,885,855	3,727,747	(454,817)	5,681,653

Net realized and unrealized gain (loss) on investments and foreign currency	301,735	(1,090,618)	(3)	(17,288,381)	3,921,056	8,480,288	(819,991)	14,967,363

Increase (Decrease) in net assets from operations	$352,065	$340,490	$2,990,718	$(13,889,218)	$4,261,007	$8,738,816	$(849,471)	$14,869,506

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
Sun Capital Advisers Trust

	All Cap Fund		Investment Grade Bond Fund		Money Market Fund
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$50,330	$133,393	$1,431,108	$2,766,130	$2,990,721	$5,343,015
Net realized gain (loss) from investments and foreign currency transactions	471,191	226,517	69,542	(25,436)	(3)	—
Net increase (decrease) in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(169,456)	1,322,327	(1,160,160)	44,189	—	—

Net increase (decrease) in net assets resulting from operations	352,065	1,682,237	340,490	2,784,883	2,990,718	5,343,015

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Initial Class	—	(81,806)	(1,139,570)	(2,349,146)	(2,958,922)	(5,303,933)
Service Class	—	(53,365)	(308,258)	(315,428)	(31,799)	(39,082)
Net realized gain on investments
Initial Class	—	(17,589)	—	(526,431)	—	—
Service Class	—	(14,555)	—	(83,387)	—	—
Return of Capital
Initial Class	—	—	—	(84,142)	—	—
Service Class	—	—	—	(17,414)	—	—

Net decrease in net assets from distributions	—	(167,315)	(1,447,828)	(3,375,948)	(2,990,721)	(5,343,015)

SHARE TRANSACTIONS
Net proceeds from sales	3,561,860	4,731,848	14,533,824	9,505,246	43,448,755	72,804,005
Net proceeds from reinvestment of distributions	—	167,315	1,447,829	3,375,948	2,990,724	5,343,015
Shares redeemed	(1,634,100)	(2,068,212)	(6,997,995)	(14,953,135)	(33,968,220)	(67,647,556)

Net increase (decrease) in net assets from share transactions	1,927,760	2,830,951	8,983,658	(2,071,941)	12,471,259	10,499,464

Total increase (decrease) in net assets	2,279,825	4,345,873	7,876,320	(2,663,006)	12,471,256	10,499,464
NET ASSETS
Beginning of period	11,444,780	7,098,907	54,579,004	57,242,010	121,438,574	110,939,110

End of period†	$13,724,605	$11,444,780	$62,455,324	$54,579,004	$133,909,830	$121,438,574

SHARES OF BENEFICIAL INTEREST
Shares sold	281,002	409,327	1,507,729	985,014	43,448,755	72,804,005
Shares issued to shareholders from reinvestment of distributions	—	13,350	150,625	352,010	2,990,724	5,343,015
Shares redeemed	(129,358)	(181,277)	(731,011)	(1,555,314)	(33,968,220)	(67,647,556)

Net increase (decrease)	151,644	241,400	927,343	(218,290)	12,471,259	10,499,464

† Includes undistributed net investment income (loss)	$50,330	$—	$(16,720)	$—	$—	$—

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
Sun Capital Advisers Trust

	Real Estate Fund		Davis Venture Value Fund		Oppenheimer Main Street Small Cap Fund
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,399,163	$5,765,357	$339,951	$417,395	$258,528	$19,774
Net realized gain from investments and foreign currency transactions	7,741,622	29,434,780	1,035,201	1,921,923	4,752,541	16,547,916
Net increase (decrease) in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(25,030,003)	27,468,821	2,885,855	5,479,918	3,727,747	(5,153,854)

Net increase in net assets resulting from operations	(13,889,218)	62,668,958	4,261,007	7,819,236	8,738,816	11,413,836

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Initial Class	—	(1,835,207)	—	(404,193)	—	—
Service Class	—	(1,070,294)	—	(184)	—	—
Net realized gain on investments:
Initial Class	—	(4,968,324)	—	—	—	(3,408,768)
Service Class	—	(3,456,525)	—	—	—	(959)
Return of Capital:
Initial Class	—	—	—	—	—	—
Service Class	—	—	—	—	—	—

Net decrease in net assets from share transactions	—	(11,330,350)	—	(404,377)	—	(3,409,727)

SHARE TRANSACTIONS
Net proceeds from sales	52,555,845	53,438,966	15,328,966	8,823,372	38,860,065	7,967,521
Net proceeds from reinvestment of distributions	—	11,330,350	—	404,377	—	3,409,727
Shares redeemed	(18,933,369)	(44,102,686)	(6,267,603)	(9,392,552)	(11,069,296)	(19,090,076)

Net increase (decrease) in net assets from share transactions	33,622,476	20,666,630	9,061,363	(164,803)	27,790,769	(7,712,828)

Total increase (decrease) in net assets	19,733,258	72,005,238	13,322,370	7,250,056	36,529,585	291,281
NET ASSETS
Beginning of period	228,151,191	156,145,953	61,465,738	54,215,682	87,240,230	86,948,949

End of period†	$247,884,449	$228,151,191	$74,788,108	$61,465,738	$123,769,815	$87,240,230

SHARES OF BENEFICIAL INTEREST
Shares sold	1,983,618	2,325,382	1,108,252	725,226	2,409,830	559,301
Shares issued to shareholders from reinvestment of distributions	—	496,597	—	33,475	—	245,305
Shares redeemed	(745,529)	(1,966,405)	(459,683)	(779,404)	(690,998)	(1,300,786)

Net increase (decrease)	1,238,089	855,574	648,569	(20,703)	1,718,832	(496,180)

† Includes undistributed net investment income	$8,262,428	$4,863,265	$741,312	$401,361	$271,087	$12,559

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
Sun Capital Advisers Trust

	FI Large Cap Growth Fund		Blue Chip Mid Cap Fund
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006*	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$(29,480)	$(2,103)	$(97,857)	$879,571
Net realized gain (loss) from investments and foreign currency transactions	(365,174)	(109,263)	9,285,710	15,597,796
Net increase (decrease) in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(454,817)	149,484	5,681,653	(6,369,825)

Net increase (decrease) in net assets resulting from operations	(849,471)	38,118	14,869,506	10,107,542

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Initial Class	—	—	—	—
Service Class	—	—	—	—
Net realized gain on investments
Initial Class	—	—	—	(15,575,148)
Service Class	—	—	—	—
Return of Capital
Initial Class	—	—	—	—
Service Class	—	—	—	—

Net decrease in net assets from distributions	—	—	—	(15,575,148)

SHARE TRANSACTIONS
Net proceeds from sales	3,455,697	3,814,139	2,289,673	8,457,476
Subscriptions in-kind	115,803,403	—	—	—
Net proceeds from reinvestment of distributions	—	—	—	15,575,148
Shares redeemed	(9,649,143)	(42,731)	(15,413,219)	(18,860,690)

Net increase (decrease) in net assets from share transactions	109,609,957	3,771,408	(13,123,546)	5,171,934

Total increase (decrease) in net assets	108,760,486	3,809,526	1,745,960	(295,672)
NET ASSETS
Beginning of period	3,809,526	—	94,632,468	94,928,140

End of period†	$112,570,012	$3,809,526	$96,378,428	$94,632,468

SHARES OF BENEFICIAL INTEREST
Shares sold	333,996	386,310	109,627	413,951
Shares issues in-kind	11,102,915	—	—	—
Shares issued to shareholders from reinvestment of distributions	—	—	—	879,952
Shares redeemed	(926,570)	(4,441)	(735,688)	(930,785)

Net increase (decrease)	10,510,341	381,869	(626,061)	363,118

† Includes undistributed net investment income (loss)	$(29,480)	$—	$765,482	$863,339

*	For the period May 1, 2006 (commencement of operations) through December 31, 2006.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	All Cap Fund Initial Class Shares						All Cap Fund Service Class Shares
	Years Ended December 31,						Years Ended December 31,
	2007**	2006	2005	2004	2003	2002*	2007**	2006	2005	2004*
Net Asset Value, Beginning of Period	$12.370	$10.470	$12.470	$11.450	$7.540	$10.000	$12.650	$10.700	$12.720	$12.140

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.059	0.173	0.019	0.031	0.040	0.020	0.037	0.121	(0.002)	0.004
Net realized and unrealized gain (loss) on investments	0.281	1.929	(0.091)	2.249	3.943	(2.462)	0.293	1.996	(0.105)	1.583

Total from Investment Operations	0.340	2.102	(0.072)	2.280	3.983	(2.442)	0.330	2.117	(0.107)	1.587

Less Distributions from:
Net investment income	—	(0.166)	(0.015)	(0.035)	(0.036)	(0.018)	—	(0.131)	—	(0.004)
In excess of net investment income	—	—	—	—	—	—	—	—	—	—
Net realized gain on investments	—	(0.036)	(1.913)	(1.225)	(0.037)	—	—	(0.036)	(1.913)	(1.003)
In excess of net realized gain on investments	—	—	—	—	—	—	—	—	—	—
Capital	—	—	—	—	—	—	—	—	—	—

Total distributions	—	(0.202)	(1.928)	(1.260)	(0.073)	(0.018)	—	(0.167)	(1.913)	(1.007)

Net Asset Value, End of Period	$12.710	$12.370	$10.470	$12.470	$11.450	$7.540	$12.980	$12.650	$10.700	$12.720

Total Return (b)	2.75%	20.07%	(0.72)%	20.39%	52.89%	(24.43)%	2.61%	19.78%	(0.98)%	13.20%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$6,430	$6,183	$5,505	$7,049	$5,082	$1,780	$7,294	$5,262	$1,594	$1,111
Ratios to average net assets:
Net expenses (a)(c)(d)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	1.15%	1.15%	1.15%	1.15%
Gross expenses (a)(d)	1.81%	2.47%	2.74%	3.42%	5.47%	5.73%	2.04%	2.62%	3.04%	4.04%
Net investment income (loss) (a)(c)(d)	0.89%	1.47%	0.15%	0.27%	0.70%	0.41%	0.64%	1.44%	(0.05)%	0.21%
Portfolio turnover rate	32%	135%	114%	137%	150%	67%	32%	135%	114%	137%

*	For the period from May 1, 2002 (Commencement of Operations – Initial Class Shares) through December 31, 2002 and for the period from February 1, 2004 (Commencement of Operations – Service Class Shares) through December 31, 2004.
**	For the six months ended June 30, 2007 (Unaudited).
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee waivers and expenses reimbursements.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	Investment Grade Bond Fund Initial Class Shares						Investment Grade Bond Fund Service Class Shares
	Years Ended December 31,						Years Ended December 31,
	2007**	2006	2005	2004	2003	2002	2007**	2006	2005	2004*
Net Asset Value, Beginning of Period	$9.620	$9.720	$10.090	$10.020	$9.630	$9.680	$9.690	$9.790	$10.160	$10.090

Income (Loss) from Investment Operations:
Net investment income (d)	0.239	0.496	0.468	0.485	0.514	0.538	0.229	0.473	0.447	0.424
Net realized and unrealized gain (loss) on investments	(0.167)	0.008	(0.274)	0.139	0.393	(0.050)	(0.167)	0.010	(0.274)	0.070

Total from Investment Operations	0.072	0.504	0.194	0.624	0.907	0.488	0.062	0.483	0.173	0.494

Less Distributions from:
Net investment income	(0.242)	(0.477)	(0.468)	(0.485)	(0.517)	(0.538)	(0.232)	(0.456)	(0.447)	(0.424)
In excess of net investment income	—	—	—	—	—	—	—	—	—	—
Net realized gain on investments	—	(0.109)	(0.096)	(0.069)	—	—	—	(0.109)	(0.096)	—
In excess of net realized gain on investments	—	—	—	—	—	—	—	—	—	—
Capital	—	(0.018)	—	—	—	—	—	(0.018)	—	—

Total distributions	(0.242)	(0.604)	(0.564)	(0.554)	(0.517)	(0.538)	(0.232)	(0.583)	(0.543)	(0.424)

Net Asset Value, End of Period	$9.450	$9.620	$9.720	$10.090	$10.020	$9.630	$9.520	$9.690	$9.790	$10.160

Total Return (b)	0.74%	5.39%	1.96%	6.42%	9.63%	5.23%	0.63%	5.13%	1.73%	5.03%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$43,712	$45,186	$53,630	$57,619	$66,335	$67,679	$18,743	$9,393	$3,612	$704
Ratios to average net assets:
Net expenses (a)(c)(d)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	1.00%	1.00%	1.00%	1.00%
Gross expenses (a)(d)	1.02%	1.06%	1.03%	0.98%	0.88%	0.81%	1.28%	1.31%	1.28%	1.26%
Net investment income (a)(c)(d)	5.03%	5.14%	4.72%	4.81%	5.22%	5.60%	4.81%	5.06%	4.48%	4.58%
Portfolio turnover rate	24%	55%	55%	66%	57%	144%	24%	55%	55%	66%

*	For the period from February 1, 2004 (Commencement of Operations – Service Class Shares) through December 31, 2004.
**	For the six months ended June 30, 2007 (Unaudited).
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee waivers and expenses reimbursements.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	Money Market Fund Initial Class Shares						Money Market Fund Service Class Shares
	Years Ended December 31,						Years Ended December 31,
	2007**	2006	2005	2004	2003	2002	2007**	2006	2005*
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income (Loss) from Investment Operations:
Net investment income (d)	0.024	0.045	0.027	0.007	0.005	0.011	0.023	0.042	0.019
Net realized and unrealized gain (loss) on investments	—	—	—	—	—	—	—	—	—

Total from Investment Operations	0.024	0.045	0.027	0.007	0.005	0.011	0.023	0.042	0.019

Less Distributions from:
Net investment income	(0.024)	(0.045)	(0.027)	(0.007)	(0.005)	(0.011)	(0.023)	(0.042)	(0.019)
In excess of net investment income	—	—	—	—	—	—	—	—	—
Net realized gain on investments	—	—	—	—	—	—	—	—	—
In excess of net realized gain on investments	—	—	—	—	—	—	—	—	—
Capital	—	—	—	—	—	—	—	—	—

Total distributions	(0.024)	(0.045)	(0.027)	(0.007)	(0.005)	(0.011)	(0.023)	(0.042)	(0.019)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return (b)	2.43%	4.59%	2.75%	0.74%	0.55%	1.12%	2.31%	4.33%	1.93%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$132,408	$120,164	$110,430	$121,399	$113,004	$149,363	$1,502	$1,274	$509
Ratios to average net assets:
Net expenses (a)(c)(d)	0.50%	0.50%	0.50%	0.65%	0.65%	0.65%	0.75%	0.75%	0.75%
Gross expenses (a)(d)	0.77%	0.77%	0.77%	0.71%	0.65%	0.65%	1.02%	1.02%	1.02%
Net investment income (a)(c)(d)	4.85%	4.51%	2.69%	0.77%	0.56%	1.11%	4.60%	4.31%	2.99%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

*	For the period from April 25, 2005 (Commencement of Operations – Service Class Shares) through December 31, 2005.
**	For the six months ended June 30, 2007 (Unaudited).
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee waivers and expenses reimbursements.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	Real Estate Fund Initial Class Shares						Real Estate Fund Service Class Shares
	Years Ended December 31,						Years Ended December 31,
	2007**	2006	2005	2004	2003	2002	2007**	2006	2005	2004*
Net Asset Value, Beginning of Period	$24.600	$18.800	$19.010	$15.090	$11.100	$11.850	$26.230	$19.970	$20.080	$15.720

Income (Loss) from Investment Operations:
Net investment income (d)	0.414	0.811	0.224	0.581	0.277	0.496	0.261	0.638	0.206	0.302
Net realized and unrealized gain (loss) on investments	(1.644)	6.368	1.591	4.241	3.713	(0.036)	(1.601)	6.941	1.655	4.058

Total from Investment Operations	(1.230)	7.179	1.815	4.822	3.990	0.460	(1.340)	7.579	1.861	4.360

Less Distributions from:
Net investment income	—	(0.372)	(0.317)	(0.274)	—	(0.463)	—	(0.312)	(0.263)	—
In excess of net investment income	—	—	—	—	—	—	—	—	—	—
Net realized gain on investments	—	(1.007)	(1.708)	(0.628)	—	(0.583)	—	(1.007)	(1.708)	—
In excess of net realized gain on investments	—	—	—	—	—	(0.070)	—	—	—	—
Capital	—	—	—	—	—	(0.094)	—	—	—	—

Total distributions	—	(1.379)	(2.025)	(0.902)	—	(1.210)	—	(1.319)	(1.971)	—

Net Asset Value, End of Period	$23.370	$24.600	$18.800	$19.010	$15.090	$11.100	$24.890	$26.230	$19.970	$20.080

Total Return (b)	(5.00)%	38.96%	9.67%	33.32%	35.95%	4.04%	(5.11)%	38.64%	9.37%	27.74%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$107,472	$121,197	$105,368	$102,300	$78,695	$44,310	$140,413	$106,954	$50,778	$21,890
Ratios to average net assets:
Net expenses (a)(c)(d)	1.10%	1.10%	1.10%	1.23%	1.25%	1.25%	1.35%	1.35%	1.35%	1.50%
Gross expenses (a)(d)	1.19%	1.19%	1.22%	1.23%	1.26%	1.41%	1.45%	1.44%	1.47%	1.51%
Net investment income (a)(c)(d)	2.83%	3.08%	3.55%	3.62%	4.54%	5.51%	2.74%	2.95%	3.56%	3.79%
Portfolio turnover rate	16%	44%	32%	67%	42%	49%	16%	44%	32%	67%

*	For the period from February 1, 2004 (Commencement of Operations – Service Class Shares) through December 31, 2004.
**	For the six months ended June 30, 2007 (Unaudited).
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee waivers and expenses reimbursements.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	Davis Venture Value Fund Initial Class Shares						Davis Venture Value Fund Service Class Shares
	Years Ended December 31,						Years Ended December 31,
	2007**	2006	2005	2004	2003	2002	2007**	2006*
Net Asset Value, Beginning of Period	$13.170	$11.560	$10.610	$9.500	$7.320	$8.740	$13.150	$12.080

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.079	0.092	0.087	0.079	0.065	0.054	0.007	0.040
Net realized and unrealized gain (loss) on investments	0.821	1.607	0.941	1.097	2.161	(1.474)	0.883	1.119

Total from Investment Operations	0.900	1.699	1.028	1.176	2.226	(1.420)	0.890	1.159

Less Distributions from:
Net investment income	—	(0.089)	(0.078)	(0.066)	(0.046)	— (e)	—	(0.089)
In excess of net investment income	—	—	—	—	—	—	—	—
Net realized gain on investments	—	—	—	—	—	—	—	—
In excess of net realized gain on investments	—	—	—	—	—	—	—	—
Capital	—	—	—	—	—	—	—	—

Total distributions	—	(0.089)	(0.078)	(0.066)	(0.046)	—	—	(0.089)

Net Asset Value, End of Period	$14.070	$13.170	$11.560	$10.610	$9.500	$7.320	$14.040	$13.150

Total Return (b)	6.83%	14.77%	9.73%	12.45%	30.50%	(16.24)%	6.77%	9.66%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$62,860	$61,438	$54,216	$51,362	$44,215	$32,194	$11,928	$27
Ratios to average net assets:
Net expenses (a)(c)(d)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	1.15%	1.15%
Gross expenses (a)(d)	1.12%	1.16%	1.13%	1.16%	1.19%	1.21%	1.44%	1.43%
Net investment income (a)(c)(d)	1.09%	0.74%	0.81%	0.83%	0.86%	0.71%	0.41%	0.48%
Portfolio turnover rate	4%	16%	15%	11%	7%	26%	4%	16%

*	For the period from May 1, 2006 (Commencement of Operations – Service Class Shares) through December 31, 2006.
**	For the six months ended June 30, 2007 (Unaudited).
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee waivers and expenses reimbursements.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.001 per share.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	Oppenheimer Main Street Small Cap Fund Initial Class Shares						Oppenheimer Main Street Small Cap Fund Service Class Shares
	Years Ended December 31,						Years Ended December 31,
	2007**	2006	2005	2004	2003	2002	2007**	2006*
Net Asset Value, Beginning of Period	$15.020	$13.790	$15.210	$14.070	$9.940	$12.820	$14.990	$15.560

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.046	0.005	0.014	1.229	(0.003)	0.012	0.013	(0.008)
Net realized and unrealized gain (loss) on investments	1.414	1.822	0.568	1.142	4.139	(2.640)	1.347	0.035

Total from Investment Operations	1.460	1.827	0.582	2.371	4.136	(2.628)	1.360	0.027

Less Distributions from:
Net investment income	—	—	—	—	(0.006)	—	—	—
In excess of net investment income	—	—	—	—	—	—	—	—
Net realized gain on investments	—	(0.597)	(2.002)	(1.231)	—	(0.220)	—	(0.597)
In excess of net realized gain on investments	—	—	—	—	—	(0.032)	—	—
Capital	—	—	—	—	—	—	—	—

Total distributions	—	(0.597)	(2.002)	(1.231)	(0.006)	(0.252)	—	(0.597)

Net Asset Value, End of Period	$16.480	$15.020	$13.790	$15.210	$14.070	$9.940	$16.350	$14.990

Total Return (b)	9.72%	13.60%	4.33%	18.43%	41.62%	(20.61)%	9.07%	0.48%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$85,104	$87,215	$86,949	$89,031	$71,827	$44,282	$38,666	$25
Ratios to average net assets:
Net expenses (a)(c)(d)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.25%	1.25%
Gross expenses (a)(d)	1.42%	1.42%	1.10%	1.09%	1.12%	1.34%	1.80%	1.82%
Net investment income (loss) (a)(c)(d)	0.52%	0.02%	0.03%	(0.10)%	0.13%	0.18%	0.58%	(0.11)%
Portfolio turnover rate	52%	206%	58%	106%	144%	136%	52%	206%

*	For the period from May 1, 2006 (Commencement of Operations – Service Class Shares) through December 31, 2006.
**	For the six months ended June 30, 2007 (Unaudited).
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee waivers and expenses reimbursements.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout the period:

	FI Large Cap Growth Fund Initial Class Shares	FI Large Cap Growth Fund Service Class Shares
	Year Ended December 31,	Years Ended December 31
	2007**	2007**	2006*
Net Asset Value, Beginning of Period	$9.990	$9.980	$10.000

Income (Loss) from Investment Operations:
Net investment loss (d)	(0.001)	(0.007)	(0.006)
Net realized and unrealized loss on investments	0.351	0.357	(0.014)

Total from Investment Operations	0.350	0.350	(0.020)

Less Distributions from:
Net investment income	—	—	—
In excess of net investment income	—	—	—
Net realized gain on investments	—	—	—
In excess of net realized gain on investments	—	—	—
Capital	—	—	—

Total distributions	—	—	—

Net Asset Value, End of Period	$10.340	$10.330	$9.980

Total Return (b)	3.50%	3.51%	(0.20)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$72,802	$39,768	$3,810
Ratios to average net assets:
Net expenses (a)(c)(d)	0.81%	1.06%	1.06%
Gross expenses (a)(d)	1.11%	1.84%	5.26%
Net investment loss (a)(c)(d)	(0.04)%	(0.30)%	(0.10)%
Portfolio turnover rate	172%	172%	110%

*	For the period from May 1, 2006 (Commencement of Operations – Service Class Shares) through December 31, 2006.
**	For the period from April 2, 2007 through June 30, 2007 – Initial Class Shares (Unaudited) and for the six months ended June 30, 2007 – Service Class Shares (Unaudited).
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee waivers and expenses reimbursements.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	Blue Chip Mid Cap Fund Initial Class Shares
	Years Ended December 31,
	2007*	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$19.040	$20.600	$18.130	$15.610	$11.470	$13.480

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	(0.022)	0.177	(0.003)	0.022	(0.011)	(0.024)
Net realized and unrealized gain (loss) on investments	3.172	1.877	2.979	2.498	4.151	(1.986)

Total from Investment Operations	3.150	2.054	2.976	2.520	4.140	(2.010)

Less Distributions from:
Net investment income	—	—	(0.017)	—	—	—
In excess of net investment income	—	—	—	—	—	—
Net realized gain on investments	—	(3.614)	(0.489)	—	—	—
In excess of net realized gain on investments	—	—	—	—	—	—
Capital	—	—	—	—	—	—

Total distributions	—	(3.614)	(0.506)	—	—	—

Net Asset Value, End of Period	$22.190	$19.040	$20.600	$18.130	$15.610	$11.470

Total Return (b)	16.49%	11.30%	16.61%	16.14%	36.09%	(14.91)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$96,378	$94,632	$94,928	$89,609	$75,669	$53,506
Ratio to average net assets:
Net expenses (a)(c)(d)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Gross expenses (a)(d)	1.13%	1.14%	1.15%	1.12%	1.14%	1.17%
Net investment income (loss) (a)(c)(d)	(0.20)%	0.92%	0.03%	0.13%	(0.09)%	(0.21)%
Portfolio turnover rate	31%	83%	67%	60%	76%	90%

*	For the six months ended June 30, 2007 (Unaudited).
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee waivers and expenses reimbursements.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

NOTES TO FINANCIAL STATEMENTS (Unaudited)	Sun Capital Advisers Trust

NOTE A — ORGANIZATION

Sun Capital Advisers Trust (the “Trust”) is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Trust was established as a Delaware statutory trust under the laws of Delaware by an Agreement and Declaration of Trust dated July 13, 1998. It currently consists of eight funds (each referred to as a “Fund” collectively as “the Funds”), which are offered only to qualified pension and retirement plans and variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The Funds are the Sun Capital All Cap Fund (“All Cap Fund”), Sun Capital Investment Grade Bond Fund (“Investment Grade Bond Fund”), Sun Capital Money Market Fund (“Money Market Fund”), Sun Capital Real Estate Fund (“Real Estate Fund”), SC Davis Venture Value Fund (“Davis Venture Value Fund”), SC Oppenheimer Main Street Small Cap Fund (“Oppenheimer Main Street Small Cap Fund”), SC FI Large Cap Growth Fund (“FI Large Cap Growth Fund”), and the SC Blue Chip Mid Cap Fund (“Blue Chip Mid Cap Fund”). Each of the Funds, other than the Real Estate Fund, is classified as a diversified fund under the 1940 Act. Each Fund offers Initial Class Shares. Initial Class Shares for FI Large Cap Growth Fund commenced operations on April 2, 2007. Each Fund offers Service Class Shares except the Blue Chip Mid Cap Fund.

NOTE B — SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Valuation of Investments

Securities for which exchange quotations are readily available are valued at the last sales price, or, if no sales occurred on that day, at the mean between the closing bid and asked prices. Certain fixed income securities are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. Short-term securities maturing in 60 days or less are valued at cost plus earned discount to maturity (amortized cost), which approximates market value. Securities for which current market quotations are not readily available are stated at fair value as determined in good faith under the direction of the Board of Trustees.

In accordance with Rule 2a-7 of the 1940 Act, the Money Market Fund values its securities initially at cost, and thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Investments in open end mutual funds are valued at their closing net asset value per share as reported by the investment company.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurement (“SFAS 157”). SFAS 157, which is effective for fiscal years beginning after November 15, 2007, defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the disclosures in the Fund’s financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)	Sun Capital Advisers Trust

Investment Transactions and Income

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date (net of foreign withholding taxes). Interest income is recorded on the accrual basis (net of foreign withholding taxes). Discounts and premiums on debt securities are amortized using the interest method. Upon notification from issuers some dividend income received from a REIT may be redesignated as a reduction of cost of investment and/or realized gain. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial statement and federal income tax purposes.

The Real Estate Fund may have elements of risk due to concentrated investments in specific industries. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions.

Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Federal Income Taxes

Each Fund is treated as a separate entity for Federal tax purposes. Each Fund intends to elect or has elected to be treated and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended (“the Code”). By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds will not be subject to a Federal excise tax.

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006, with implementation for daily net asset value calculation purposes for the Funds to be no later than the last business day of the semi-annual reporting period. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At June 30, 2007, Trust management has concluded that the adoption of FIN 48 does not result in a material impact to the Fund’s net assets, results of operations and financial statement disclosures.

A portion of the dividend income recorded by Real Estate Fund is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction to the cost basis of the securities held.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)	Sun Capital Advisers Trust

At December 31, 2006, the following Funds have available for Federal income tax purposes capital loss carryovers which can be used to offset certain future realized capital gains.

	Expires December 31,
	2007	2008	2009	2010	2011	2012	2014
Money Market Fund	$1,180	$156	$—	$—	$—	$21	$—
Davis Venture Value Fund	—	—	—	709,437	347,308	135,278
FI Large Cap Growth Fund	—	—	—	—	—	—	70,556

Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended December 31, 2006, the following Funds elected to defer net losses arising between November 1, 2006 and December 31, 2006.

Amount
Oppenheimer Main Street Small Cap Fund	$166

Dollar Roll Transactions

The Investment Grade Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. The Fund will only enter into “covered” rolls. A “covered” roll is a specific type of dollar roll for which there is an offsetting cash position or liquid security position. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will be substantially similar as to type, coupon and maturity as those sold. The Fund is paid a fee for entering into a dollar roll transaction, that is accrued as income over the life of the dollar roll contract. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold.

The proceeds of the sale will generally be invested in additional instruments for the Fund, and the income from these investments, together with any additional fee income received on the dollar roll transaction, will generally exceed the interest income that would have been earned on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Repurchase Agreements

In connection with transactions in repurchase agreements, the Trust’s custodian takes possession of the underlying collateral securities, the value of which at least equals 102% of the principal amount of the repurchase transaction. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. There is the risk that the collateral may be insufficient to meet the obligation in the event of default.

When Issued Securities and Forward Commitments

The Funds may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled for a future time. Settlement dates may be a month or more after entering into these transactions and such transactions may involve a risk of loss if the value of the underlying security declines prior to the settlement date. The price of the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)	Sun Capital Advisers Trust

underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. This may increase the risk if the other party involved in the transaction fails to deliver and causes the Funds to subsequently invest at less advantageous prices and yields. In connection with such purchases the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such agreements for the purpose of investment leverage.

Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a particular Fund are allocated evenly among the affected Funds, allocated on the basis of relative net assets, or otherwise allocated among the Funds as the Trustees may direct or approve. Expenses directly attributable to a particular class of a Fund are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day plus current day fund share activity.

Dividends and Distributions

The Investment Grade Bond Fund and Money Market Fund declare dividends daily from net investment income, if any. Each of the remaining Funds in the Trust distributes net investment income, if any, annually. Each Fund distributes its net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

NOTE C — INVESTMENT ADVISORY AND OTHER RELATED PARTY AGREEMENTS

Investment Advisory Agreement

Sun Capital Advisers, LLC (the “Adviser”) is the investment adviser to each of the Funds under separate investment advisory agreements with the Trust. The Adviser, at its own cost, has retained Davis Advisors, as subadviser for the Davis Venture Value Fund; OppenheimerFunds, Inc., as subadviser for the Oppenheimer Main Street Small Cap Fund; Pyramis Global Advisors, LLC, as subadviser for the FI Large Cap Growth Fund; and Wellington Management Company, LLP, as subadviser for the Blue Chip Mid Cap Fund. The Adviser is a direct wholly-owned subsidiary of Sun Life Assurance Company of Canada — U.S. Operations Holdings, Inc. (“Sun Life — US Ops Holdco”), a holding company. Sun Life Financial, Inc. (“Sun Life Financial”), a publicly traded holding company, is the ultimate parent of Sun Life — US Ops Holdco and the Adviser.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)	Sun Capital Advisers Trust

As compensation for all services rendered, facilities provided and expenses paid or assumed by the Adviser under the advisory agreement, the Trust pays compensation quarterly to the Adviser at the following annual rates based on the average daily net assets of each Fund taken separately:

	Daily Net Assets	Advisory Fee
All Cap Fund	All	0.70%

Investment Grade Bond Fund	All	0.60%

Money Market Fund	All	0.50%

Real Estate Fund	All	0.95%

Davis Venture Value Fund	$0-$500 million over $500 million	0.75% 0.70%

Oppenheimer Main Street Small Cap Fund	$0-$400 million $400 million-$800 million over $800 million	0.80% 0.75% 0.70%

FI Large Cap Growth Fund	$0-$750 million over $750 million	0.75% 0.70%

Blue Chip Mid Cap Fund	$0-$300 million over $300 million	0.80% 0.75%

Limitations

Through April 30, 2008 the Adviser has contractually agreed to reduce its advisory fee and to reimburse each Fund’s other expenses to reduce each Fund’s total annual operating expenses to:

	Total Operating Expense
Fund	Initial Class	Service Class
All Cap	0.90%	1.15%
Investment Grade Bond	0.75	1.00
Money Market	0.50	0.75
Real Estate	1.10	1.35
Davis Venture Value	0.90	1.15
Oppenheimer Main Street Small Cap	1.00	1.25
FI Large Cap Growth	0.81	1.06
Blue Chip Mid Cap	1.00	—

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)	Sun Capital Advisers Trust

For the six months ended June 30, 2007, the Adviser waived all or part of its advisory fee and reimbursed certain operating expenses in the following amounts:

Fund	Advisory Fees Waived	Expenses Reimbursed
All Cap	$45,872	$13,036
Investment Grade Bond	78,373	—
Money Market	165,982	—
Real Estate	117,891	—
Davis Venture Value	72,892	—
Oppenheimer Main Street Small Cap	213,858	—
FI Large Cap Growth	103,943	—
Blue Chip Mid Cap	61,076	—

To the extent that a Fund’s total expense ratio falls below the expense limit stated above in future years, the Adviser reserves the right to be reimbursed for advisory fees waived and fund expenses paid by it during the prior two fiscal years. For the two year period December 31, 2006 the aggregate amount of expenses waived or reimbursed for the Trust is $2,664,205.

Distribution and Service Plan

The Trust has adopted a plan of distribution and service pursuant to Rule 12b-1 under the 1940 Act with respect to its Service Class Shares (the ”Plan”), pursuant to which distribution and service fees are paid to Clarendon Insurance Agency, Inc. (“Clarendon”), which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.). The fees of the Trust payable to Clarendon pursuant of the Plan are accrued daily at a rate with respect to each fund which may not exceed 0.25% of the fund’s average daily net assets attributable to Service Class shares regardless of the level of expenses actually incurred by Clarendon and others.

Trustees’ Compensation

Trustees’ fees are paid by the Trust to each independent trustee of the Trust. The aggregate remuneration paid by the Funds to the independent trustees for the six months ended June 30, 2007 was $60,500. The Trust pays no compensation directly to its Trustees or officers who are affiliated with the Adviser, Sun Life — US Ops Holdco or Sun Life Financial, all of whom receive remuneration for their services to the Trust from the Adviser, Sun Life — US Ops Holdco or Sun Life Financial. Certain officers and Trustees of the Trust are officers and directors of the Adviser, Sun Life — US Ops Holdco or Sun Life Financial.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)	Sun Capital Advisers Trust

NOTE D — INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities and in-kind transactions, for the six months ended June 30, 2007 were as follows:

Fund	Non- Government Purchases	Government Purchases	Non- Government Sales	Government Sales
All Cap	$6,151,058	$—	$4,040,496	$—
Investment Grade Bond	12,293,995	9,677,619	13,535,033	4,431,012
Real Estate	82,194,006	—	38,967,970	—
Davis Venture Value	10,489,513	—	2,761,326	—
Oppenheimer Main Street Small Cap	82,239,409	—	51,146,632	—
FI Large Cap Growth *	167,649,493	—	88,537,101	—
Blue Chip Mid Cap	29,443,792	—	38,304,743	—

*	Excludes securities received on an in-kind basis and related subsequent sales of securities of $115,803,403 and $88,446,711, respectively.

Purchases and sales, including maturities, of short-term securities, by the Money Market Fund for the six months ended June 30, 2007 were $390,972,886, and $381,446,633, respectively.

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at June 30, 2007 were as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
Fund		Appreciation	(Depreciation)
All Cap	$12,454,037	$1,536,081	$(251,899)	$1,284,182
Investment Grade Bond	63,861,383	412,214	(1,875,487)	(1,463,273)
Money Market	133,937,477	—	—	—
Real Estate	213,209,394	38,631,020	(4,270,359)	34,360,661
Davis Venture Value	53,235,142	22,164,563	(144,952)	22,019,611
Oppenheimer Main Street Small Cap	112,695,961	14,309,503	(2,901,822)	11,407,681
FI Large Cap Growth	109,855,223	3,197,365	(3,502,698)	(305,333)
Blue Chip Mid Cap	77,346,195	19,143,976	(295,073)	18,848,903

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)	Sun Capital Advisers Trust

NOTE E — SHARE TRANSACTIONS

Each of the Funds is authorized to issue an unlimited number of shares without par value. Transactions in classes of each Fund were as follows:

	Initial Class		Service Class
	Six Months Ended June 30, 2007* (Unaudited)	Year Ended December 31, 2006	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006**
ALL CAP FUND (shares)
Shares sold	103,331	118,106	177,671	291,221
Shares issued as reinvestment of distributions	—	8,010	—	5,340
Shares redeemed	(97,423)	(151,864)	(31,935)	(29,413)

Net increase (decrease) in shares outstanding	5,908	(25,748)	145,736	267,148
Beginning of period	499,929	525,677	416,035	148,887

End of period	505,837	499,929	561,771	416,035

ALL CAP FUND ($)
Net proceeds from sales	$1,289,023	$1,362,456	$2,272,837	$3,369,392
Net proceeds on reinvestment of distributions	—	99,395	—	67,920
Shares redeemed	(1,217,552)	(1,731,074)	(416,548)	(337,138)

Net increase (decrease) in net assets	$71,471	$(269,223)	$1,856,289	$3,100,174

INVESTMENT GRADE BOND FUND (shares)
Shares sold	485,236	312,524	1,022,493	672,490
Shares issued as reinvestment of distributions	118,695	308,883	31,930	43,127
Shares redeemed	(676,193)	(1,440,306)	(54,818)	(115,008)

Net increase (decrease) in shares outstanding	(72,262)	(818,899)	999,605	600,609
Beginning of period	4,697,506	5,516,405	969,548	368,939

End of period	4,625,244	4,697,506	1,969,153	969,548

INVESTMENT GRADE BOND FUND ($)
Net proceeds from sales	$4,661,499	$2,997,840	$9,872,326	$6,507,406
Net proceeds on reinvestment of distributions	1,139,570	2,959,719	308,258	416,229
Shares redeemed	(6,468,353)	(13,834,855)	(529,642)	(1,118,280)

Net increase (decrease) in net assets	$(667,284)	$(7,877,296)	$9,650,942	$5,805,355

MONEY MARKET FUND (shares)
Shares sold	43,197,936	72,037,441	250,822	766,564
Shares issued as reinvestment of distributions	2,958,922	5,303,933	31,799	39,082
Shares redeemed	(33,913,038)	(67,607,254)	(55,182)	(40,302)

Net increase (decrease) in shares outstanding	12,243,820	9,734,120	227,439	765,344
Beginning of period	120,165,547	110,431,427	1,274,384	509,040

End of period	132,409,367	120,165,547	1,501,823	1,274,384

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)	Sun Capital Advisers Trust

	Initial Class		Service Class
	Six Months Ended June 30, 2007* (Unaudited)	Year Ended December 31, 2006	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006**
MONEY MARKET FUND ($)
Net proceeds from sales	$43,197,936	$72,037,441	$250,822	$766,564
Net proceeds on reinvestment of distributions	2,958,922	5,303,933	31,799	39,082
Shares redeemed	(33,913,038)	(67,607,254)	(55,182)	(40,302)

Net increase (decrease) in net assets	$12,243,820	$9,734,120	$227,439	$765,344

REAL ESTATE FUND (shares)
Shares sold	331,446	457,882	1,652,172	1,867,500
Shares issued as reinvestment of distributions	—	305,914	—	190,683
Shares redeemed	(658,499)	(1,442,794)	(87,030)	(523,611)

Net increase (decrease) in shares outstanding	(327,053)	(678,998)	1,565,142	1,534,572
Beginning of period	4,926,455	5,605,453	4,076,789	2,542,217

End of period	4,599,402	4,926,455	5,641,931	4,076,789

REAL ESTATE FUND ($)
Net proceeds from sales	$8,300,024	$9,826,458	$44,255,821	$43,612,508
Net proceeds on reinvestment of distributions	—	6,803,531	—	4,526,819
Shares redeemed	(16,565,378)	(31,613,485)	(2,367,991)	(12,489,201)

Net increase (decrease) in net assets	$(8,265,354)	$(14,983,496)	$41,887,830	$35,650,126

DAVIS VENTURE VALUE FUND (shares)
Shares sold	256,952	723,156	851,301	2,070
Shares issued as reinvestment of distributions	—	33,460	—	15
Shares redeemed	(456,203)	(779,404)	(3,481)	—

Net increase (decrease) in shares outstanding	(199,251)	(22,788)	847,820	2,085
Beginning of period	4,665,868	4,688,656	2,085	—

End of period	4,466,617	4,665,868	849,905	2,085

DAVIS VENTURE VALUE FUND ($)
Net proceeds from sales	$3,524,765	$8,798,372	$11,804,201	$25,000
Net proceeds on reinvestment of distributions	—	404,193	—	184
Shares redeemed	(6,219,802)	(9,392,552)	(47,801)	—

Net increase (decrease) in net assets	$(2,695,037)	$(189,987)	$11,756,400	$25,184

OPPENHEIMER MAIN STREET SMALL CAP FUND (shares)
Shares sold	46,743	557,694	2,363,087	1,607
Shares issued as reinvestment of distributions	—	245,236	—	69
Shares redeemed	(690,716)	(1,300,786)	(283)	—

Net increase (decrease) in shares outstanding	(643,973)	(497,856)	2,362,804	1,676
Beginning of period	5,808,211	6,306,067	1,676	—

End of period	5,164,238	5,808,211	2,364,480	1,676

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)	Sun Capital Advisers Trust

	Initial Class		Service Class
	Six Months Ended June 30, 2007* (Unaudited)	Year Ended December 31, 2006	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006**
OPPENHEIMER MAIN STREET SMALL CAP FUND ($)
Net proceeds from sales	$741,611	$7,942,521	$38,118,454	$25,000
Net proceeds on reinvestment of distributions	—	3,408,768	—	959
Shares redeemed	(11,064,900)	(19,090,076)	(4,396)	—

Net increase (decrease) in net assets	$(10,323,289)	$(7,738,787)	$38,114,058.00	$25,959

FI LARGE CAP GROWTH FUND (shares)
Shares sold	204,170	—	129,826	386,310
Subscriptions in-kind***	7,504,352	—	3,598,563	—
Shares issued as reinvestment of distributions	—	—	—	—
Shares redeemed	(665,381)	—	(261,188)	(4,441)

Net increase in shares outstanding	7,043,141	—	3,467,201	381,869
Beginning of period	—	—	381,869	0

End of period	7,043,141	—	3,849,070	381,869

FI LARGE CAP GROWTH FUND ($)
Net proceeds from sales	$2,128,281	$—	$1,327,416	$3,814,139
Subscriptions in-kind***	78,270,388		37,533,015
Net proceeds on reinvestment of distributions	—	—	—	—
Shares redeemed	(6,933,891)	—	(2,715,252)	(42,731)

Net increase in net assets	$73,464,778	$—	$36,145,179	$3,771,408

BLUE CHIP MID CAP FUND (shares)
Shares sold	109,627	413,951
Shares issued as reinvestment of distributions	—	879,952
Shares redeemed	(735,689)	(930,785)

Net increase (decrease) in shares outstanding	(626,062)	363,118
Beginning of period	4,970,353	4,607,235

End of period	4,344,291	4,970,353

BLUE CHIP MID CAP FUND ($)
Net proceeds from sales	$2,289,673	$8,457,476
Net proceeds on reinvestment of distributions	—	15,575,148
Shares redeemed	(15,413,219)	(18,860,690)

Net increase (decrease) in net assets	$(13,123,546)	$5,171,934

*	Initial Class Shares for the FI Large Cap Growth Fund commenced on April 2, 2007 and share activity presented is for the period April 2, 2007 to June 30, 2007.
**	Service Class Shares for the Davis Venture Value Fund, Oppenheimer Main Street Small Cap Fund and FI Large Cap Growth Fund commenced on May 1, 2006 and share activity presented is for the period May 1, 2006 to December 31, 2006.
***	During the six months ended June 30, 2007, FI Large Cap Growth Fund received securities with a value of $115,803,403 in exchange for 11,102,915 fund shares.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)	Sun Capital Advisers Trust

NOTE F — LINE OF CREDIT

The Trust has entered into a $15 million committed unsecured revolving line of credit (the “Agreement”) primarily for temporary or emergency purposes. The Money Market Fund is not a party to this agreement.

Interest is charged to each Fund based on its borrowings at a rate equal to the overnight federal funds rate plus 0.50% per annum. In addition, a commitment fee on the daily unused portion of the $15 million committed line is allocated among the participating funds at the end of each calendar quarter. During the six months ended June 30, 2007, the following Funds had borrowings and commitment fees under this Agreement as follows:

Fund	Maximum Loan	Average Daily Amount of Loan	Weighted Average Interest Rate	Commitment Fees
All Cap	$—	$—	—%	$157
Investment Grade Bond	—	—	—	700
Real Estate	—	—	—	2,888
Davis Venture Value	—	—	—	788
Oppenheimer Main Street Small Cap	621,000	11,906	5.788	1,244
FI Large Cap Growth	456,000	9,492	5.800	610
Blue Chip Mid Cap	2,058,000	58,448	5.803	1,118

NOTE G — INDEMNIFICATION

Under the Trust’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

OTHER INFORMATION (Unaudited)

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800)-432-1102 x 1687 and (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

QUARTERLY FILING OF PORTFOLIO HOLDINGS

The Funds file their complete schedule of investments with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will be available (i) on the SEC’s website at www.sec.gov; and (ii) available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling (800)-SEC-0330.

SHAREHOLDER MEETING

Special Meetings of each of the Sun Capital All Cap Fund, Sun Capital Investment Grade Bond Fund, Sun Capital Money Market Fund, Sun Capital Real Estate Fund, SC Davis Venture Value Fund, SC Oppenheimer Main Street Small Cap Fund, SC FI Large Cap Growth Fund, and SC Blue Chip Mid Cap Fund (each, a “Fund” collectively, the “Funds”) of the Sun Capital Advisers Trust (the “Trust”) were held on June 25, 2007.

Record owners of the Funds’ shares were asked to elect the following five individuals as members of the Trust’s Board of Trustees, including four individuals who currently served as Trustees:

James M.A. Anderson

Michael P. Castellano

Dawn-Marie Driscoll

Anthony C. Paddock

William N. Searcy, Jr.

The shareholders of the Funds voted to approve the election of the five individuals as members of the Trust’s Board of Trustees. The voting results are as follows:

James M.A. Anderson
For:	166,345,080.677 (equal to 96.747% of the shares present or represented);
Withhold:	5,594,003.737 (equal to 3.253% of the shares present or represented).

Michael P. Castellano
For:	166,440,776.560 (equal to 96.802% of the shares present or represented);
Withhold:	5,498,307.854 (equal to 3.198% of the shares present or represented).

Dawn-Marie Driscoll
For:	166,442,258.857 (equal to 96.803% of the shares present or represented);
Withhold:	5,496,825.557 (equal to 3.197% of the shares present or represented).

OTHER INFORMATION (Unaudited) (Continued)

Anthony C. Paddock
For:	166,176,582.461 (equal to 96.649% of the shares present or represented);
Withhold:	5,762,501.953 (equal to 3.351% of the shares present or represented).

William N. Searcy, Jr.
For:	166,468,105.148 (equal to 96.818% of the shares present or represented);
Withhold:	5,470,979.266 (equal to 3.182% of the shares present or represented).

In addition, record owners of SC FI Large Cap Growth Fund were asked to approve a proposal to continue to rely on the “manager of managers” exemptive order issued to the Trust by the Securities and Exchange Commission (the “Manager of Managers Proposal”). The “manager of managers” Order (the “Order”) permits the Trust’s Board of Trustees to approve the appointment of a subadviser to the Fund or a material change to the Fund’s subadvisory agreement without obtaining further shareholder approval.

The shareholders of SC FI Large Cap Growth Fund voted to approve a proposal to continue to rely on the “manager of managers” exemptive order issued to the Trust by the Securities and Exchange Commission. The voting results are as follows:

Proposal to Continue reliance on Manager of Managers Order
For:	10,047,368.926 (equal to 88.888% of the shares present or represented);
Against:	556,909.170 (equal to 4.926% of the shares present or represented); and
Abstain	699,186.732 (equal to 6.186% of the shares present or represented).

Sun Capital Advisers Trust

TRUSTEES AND OFFICERS

Michael P. Castellano, Trustee

Dawn-Marie Driscoll, Trustee

Anthony C. Paddock, Trustee

William N. Searcy, Jr., Chairman, Trustee

James M.A. Anderson, President, CEO and Trustee

James F. Alban, Treasurer and CFO

Joseph L. Ciardi, Chief Compliance Officer

Maura A. Murphy, Secretary

INVESTMENT ADVISER

Sun Capital Advisers LLC

One Sun Life Executive Park

Wellesley Hills, MA 02481

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116

ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT

State Street Bank & Trust Company

1 Lincoln Street

Boston, MA 02111

LEGAL COUNSEL

Wilmer Cutler Pickering Hale and Dorr LLP

60 State Street

Boston, MA 02109

This report must be preceded or accompanied by a prospectus for Sun Capital Advisers Trust which includes more information about charges and expenses. Please read the prospectus carefully before you invest or send money.

Item 2.	Code of Ethics.

Not applicable to semi-annual report

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

Included in stockholder report filed under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented since the registrant’s most recent disclosure to this Item.

Item 11.	Controls and Procedures.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have been no significant changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

(a)(3)	Not applicable.

(b)	The certification required by Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SUN CAPITAL ADVISERS TRUST

By (Signature and Title)*	/s/ JAMES M.A. ANDERSON
James M.A. Anderson, President

Date:	August 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES M.A. ANDERSON
James M.A. Anderson, President
(Chief Executive Officer)

Date:	August 21, 2007

By (Signature and Title)*	/s/ JAMES F. ALBAN
James F. Alban, Treasurer
(Chief Financial Officer)

Date:	August 21, 2007

*	Print name and title of each signing officer under his or her signature.